UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 29, 2012 for all funds in this filing except Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund, which had fiscal year end of August 31, 2011.

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$649,324,732
Wells Fargo Advantage Diversified Stock Portfolio		N/A	167,892,304
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	34,527,305

Total Affiliated Master Portfolios (Cost $796,568,437)			851,744,341

Total Investments in Securities (Cost $796,568,437)*	100.03%		851,744,341

Other Assets and Liabilities, Net	(0.03)		(260,115)

Total Net Assets	100.00%		$851,484,226

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2010 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TARGET 2015 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Diversified Fixed Income Porftolio		N/A	$530,453,631
Wells Fargo Advantage Diversified Stock Portfolio		N/A	242,573,150
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	32,970,826

Total Affiliated Master Portfolios (Cost $774,571,770)			805,997,607

Total Investments in Securities (Cost $774,571,770)*	100.03%		805,997,607

Other Assets and Liabilities, Net	(0.03)		(219,782)

Total Net Assets	100.00%		$805,777,825

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

NOTES TO PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2015 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 99.83%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$1,203,065,049
Wells Fargo Advantage Diversified Stock Portfolio		N/A	954,682,293
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	93,060,879

Total Affiliated Master Portfolios (Cost $2,149,204,003)			2,250,808,221

Total Investments in Securities (Cost $2,149,204,003)*	99.83%		2,250,808,221

Other Assets and Liabilities, Net	0.17		3,937,475

Total Net Assets	100.00%		$2,254,745,696

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2020 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TARGET 2025 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 100.01%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$742,433,488
Wells Fargo Advantage Diversified Stock Portfolio		N/A	1,007,795,194
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	76,350,491

Total Affiliated Master Portfolios (Cost $1,755,923,522)			1,826,579,173

Total Investments in Securities (Cost $1,755,923,522)*	100.01%		1,826,579,173

Other Assets and Liabilities, Net	(0.01)		(239,857)

Total Net Assets	100.00%		$1,826,339,316

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

NOTES TO PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2025 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TARGET 2030 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Diversified Fixed Income		N/A	$541,821,009
Wells Fargo Advantage Diversified Stock Portfolio		N/A	1,291,540,242
Wells Fargo Advantage Short Term Investment Portfolio		N/A	80,851,903

Total Affiliated Master Portfolios (Cost $1,852,210,177)			1,914,213,154

Total Investments in Securities (Cost $1,852,210,177)*	100.03%		1,914,213,154

Other Assets and Liabilities, Net	(0.03)		(614,747)

Total Net Assets	100.00%		$1,913,598,407

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2030 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TARGET 2035 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 99.95%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$143,627,708
Wells Fargo Advantage Diversified Stock Portfolio		N/A	632,667,306
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	34,552,914

Total Affiliated Master Portfolios (Cost $791,928,485)			810,847,928

Total Investments in Securities (Cost $791,928,485)*	99.95%		810,847,928

Other Assets and Liabilities, Net	0.05		396,499

Total Net Assets	100.00%		$811,244,427

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2035 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TARGET 2040 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 99.76%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	126,621,825
Wells Fargo Advantage Diversified Stock Portfolio		N/A	1,065,234,295
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	53,397,708

Total Affiliated Master Portfolios (Cost $1,214,436,310)			1,245,253,828

Total Investments in Securities (Cost $1,214,436,310)*	99.76%		1,245,253,828

Other Assets and Liabilities, Net	0.24		3,020,666

Total Net Assets	100.00%		$1,248,274,494

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

NOTES TO PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2040 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TARGET 2045 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 99.90%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$25,395,992
Wells Fargo Advantage Diversified Stock Portfolio		N/A	339,956,711
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	16,418,342

Total Affiliated Master Portfolios (Cost $376,216,538)			381,771,045

Total Investments in Securities (Cost $376,216,538)*	99.90%		381,771,045

Other Assets and Liabilities, Net	0.10		371,817

Total Net Assets	100.00%		$382,142,862

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2045 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TARGET 2050 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$48,348,180
Wells Fargo Advantage Diversified Stock Portfolio		N/A	666,936,818
Wells Fargo Advantage Short Term Investment Portfolio		N/A	32,148,938

Total Affiliated Master Portfolios (Cost $725,704,287)			747,433,936

Total Investments in Securities (Cost $725,704,287)*	100.03%		747,433,936

Other Assets and Liabilities, Net	(0.03)		(196,127)

Total Net Assets	100.00%		$747,237,809

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2050 Fund (“the Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TARGET 2055 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 99.66%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$1,036,030
Wells Fargo Advantage Diversified Stock Portfolio		N/A	14,291,533
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	688,904

Total Affiliated Master Portfolios (Cost $16,460,615)			16,016,467

Total Investments in Securities (Cost $16,460,615)*	99.66%		16,016,467

Other Assets and Liabilities, Net	0.34		55,206

Total Net Assets	100.00%		$16,071,673

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2055 FUND

NOTES TO PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2055 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TARGET TODAY FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Shares	Value

Affiliated Master Portfolios : 100.00%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$734,196,478
Wells Fargo Advantage Diversified Stock Portfolio		N/A	133,984,976
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	92,512,532

Total Affiliated Master Portfolios (Cost $918,907,845)			960,693,986

Total Investments in Securities (Cost $918,907,845)*	100.00%		960,693,986

Other Assets and Liabilities, Net	0.00		(33,278)

Total Net Assets	100.00%		$960,660,708

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target Today Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities : 93.78%
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	5.09%	12/15/2039	$1,573,506	$1,576,030
FHLB ±	2.23	08/01/2033	4,142,668	4,371,662
FHLB ±	2.40	12/01/2034	8,355,592	8,838,185
FHLB ±	2.44	05/01/2034	4,405,119	4,686,517
FHLB ±	2.47	06/01/2035	6,028,388	6,450,836
FHLB ±	2.54	05/01/2033	493,561	503,493
FHLB ±	2.57	07/01/2034	1,994,131	2,130,776
FHLB ±	2.57	08/01/2035	403,500	411,276
FHLB ±	2.70	06/01/2026	2,500,093	2,673,282
FHLB ±	2.73	06/01/2032	270,871	273,734
FHLB ±	3.27	06/01/2029	2,362,491	2,515,920
FHLB ±	4.02	06/01/2035	3,188,167	3,379,135
FHLMC ±	2.12	01/01/2024	77,355	78,142
FHLMC ±	2.22	05/01/2028	629,731	660,895
FHLMC ±	2.23	07/01/2030	33,914	35,410
FHLMC ±	2.23	02/01/2035	2,947,750	3,112,384
FHLMC ±	2.24	03/01/2020	3,414	3,446
FHLMC ±	2.25	01/01/2029	30,889	31,475
FHLMC ±	2.26	07/01/2019	2,604	2,617
FHLMC ±	2.27	05/01/2020	2,107	2,122
FHLMC ±	2.27	01/01/2023	74,734	77,460
FHLMC ±	2.28	01/01/2030	54,318	57,549
FHLMC ±	2.28	08/01/2034	3,090,275	3,252,347
FHLMC ±	2.33	08/01/2036	7,686,025	8,123,703
FHLMC ±	2.34	10/01/2033	4,159,450	4,408,276
FHLMC ±	2.35	10/01/2033	72,303	75,199
FHLMC ±	2.35	02/01/2034	2,643,685	2,815,048
FHLMC ±	2.37	01/01/2036	5,203,045	5,520,831
FHLMC ±	2.37	07/01/2036	1,455,887	1,541,737
FHLMC ±	2.37	04/01/2035	2,141,390	2,276,519
FHLMC ±	2.38	05/01/2019	10,232	10,283
FHLMC ±	2.38	12/01/2032	3,864,141	4,113,843
FHLMC ±	2.38	09/01/2033	803,106	852,645
FHLMC ±	2.38	02/01/2035	5,259,392	5,579,510
FHLMC ±	2.38	02/01/2036	3,639,838	3,874,412
FHLMC ±	2.38	09/01/2035	4,393,097	4,653,359
FHLMC ±	2.38	04/01/2034	7,374,335	7,819,264
FHLMC ±	2.38	08/01/2035	8,782,636	9,318,905
FHLMC ±	2.39	03/01/2037	8,439,342	8,961,790
FHLMC ±	2.39	08/01/2027	12,922	13,099
FHLMC ±	2.39	12/01/2032	6,581,847	6,978,821
FHLMC ±	2.39	01/01/2037	4,789,766	5,074,182
FHLMC ±	2.39	05/01/2036	3,005,605	3,189,793
FHLMC ±	2.40	11/01/2029	225,539	238,239
FHLMC ±	2.40	08/01/2035	2,196,594	2,339,774
FHLMC ±	2.40	05/01/2025	127,854	135,798
FHLMC ±	2.40	02/01/2034	6,164,892	6,566,888
FHLMC ±	2.41	11/01/2036	2,354,104	2,509,933
FHLMC ±	2.41	05/01/2020	1,287	1,309
FHLMC ±	2.41	03/01/2027	371,622	395,702
FHLMC ±	2.41	09/01/2030	929,438	988,158
FHLMC ±	2.42	02/01/2035	10,743,539	11,279,558
FHLMC ±	2.42	10/01/2035	8,024,317	8,471,743
FHLMC ±	2.42	04/01/2034	10,249,562	10,822,553
FHLMC ±	2.43	11/01/2027	1,343,119	1,429,260
FHLMC ±	2.43	11/01/2029	537,066	569,407
FHLMC ±	2.43	06/01/2035	3,536,341	3,754,155
FHLMC ±	2.44	07/01/2024	63,041	65,430
FHLMC ±	2.44	09/01/2033	2,694,590	2,865,514
FHLMC ±	2.44	07/01/2031	509,918	543,973
FHLMC ±	2.45	09/01/2032	4,776,672	5,100,525
FHLMC ±	2.47	10/01/2033	4,423,587	4,723,496
FHLMC ±	2.47	01/01/2030	12,238	12,732
FHLMC ±	2.47	01/01/2030	24,020	24,884
FHLMC ±	2.47	07/01/2030	232,928	242,171

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.47%	09/01/2016	$9,400	$9,515
FHLMC ±	2.47	11/01/2016	161,545	167,153
FHLMC ±	2.47	07/01/2018	5,352	5,464
FHLMC ±	2.47	01/01/2019	13,607	14,110
FHLMC ±	2.47	02/01/2019	18,533	19,221
FHLMC ±	2.47	02/01/2035	781,730	809,006
FHLMC ±	2.48	09/01/2030	19,353,699	20,717,784
FHLMC ±	2.48	05/01/2032	86,840	87,671
FHLMC ±	2.48	10/01/2036	3,115,057	3,303,824
FHLMC ±	2.49	02/01/2038	5,432,260	5,791,155
FHLMC ±	2.50	01/01/2028	53,031	56,733
FHLMC ±	2.50	12/01/2017	50,260	52,113
FHLMC ±	2.50	05/01/2018	1,373	1,423
FHLMC ±	2.50	06/01/2018	36,065	37,386
FHLMC ±	2.50	09/01/2018	3,347	3,465
FHLMC ±	2.50	06/01/2033	4,459,505	4,739,261
FHLMC ±	2.51	01/01/2028	9,427	10,079
FHLMC ±	2.51	12/01/2036	955,313	1,017,844
FHLMC ±	2.51	10/01/2030	4,529,717	4,858,631
FHLMC ±	2.52	03/01/2025	172,129	177,328
FHLMC ±	2.52	06/01/2035	4,163,678	4,392,485
FHLMC ±	2.53	11/01/2035	1,226,994	1,308,030
FHLMC ±	2.53	06/01/2035	1,757,686	1,870,970
FHLMC ±	2.54	12/01/2017	19,784	20,068
FHLMC ±	2.54	01/01/2035	1,319,925	1,399,869
FHLMC ±	2.55	08/01/2029	204,517	207,585
FHLMC ±	2.55	10/01/2035	6,686,144	7,122,884
FHLMC ±	2.56	11/01/2018	23,274	23,434
FHLMC ±	2.56	07/01/2029	121,666	129,949
FHLMC ±	2.56	10/01/2030	33,532	34,822
FHLMC ±	2.57	10/01/2024	369,961	394,892
FHLMC ±	2.57	04/01/2029	371,668	386,006
FHLMC ±	2.58	10/01/2035	5,470,050	5,846,193
FHLMC ±	2.58	07/01/2038	5,911,331	6,273,453
FHLMC ±	2.60	06/01/2030	161,246	172,075
FHLMC ±	2.60	08/01/2036	8,517,199	9,078,940
FHLMC ±	2.61	06/01/2025	133,185	134,982
FHLMC ±	2.62	06/01/2024	50,811	53,999
FHLMC ±	2.62	10/01/2025	169,670	171,885
FHLMC ±	2.62	07/01/2027	1,145,187	1,223,695
FHLMC ±	2.62	06/01/2028	574,193	605,330
FHLMC ±	2.63	07/01/2037	1,752,468	1,857,841
FHLMC ±	2.63	06/01/2030	184,876	187,878
FHLMC ±	2.64	02/01/2030	104,620	111,745
FHLMC ±	2.64	11/01/2026	504,053	514,622
FHLMC ±	2.64	04/01/2020	60,329	64,500
FHLMC ±	2.64	06/01/2030	847,271	904,091
FHLMC ±	2.66	08/01/2018	374	377
FHLMC ±	2.66	10/01/2029	159,521	169,332
FHLMC ±	2.68	10/01/2036	2,032,679	2,169,075
FHLMC ±	2.68	03/01/2037	5,280,885	5,643,596
FHLMC ±	2.69	08/01/2030	10,103,729	10,762,270
FHLMC ±	2.70	07/01/2034	3,319,918	3,543,030
FHLMC ±	2.72	08/01/2018	5,889	6,212
FHLMC ±	2.73	10/01/2025	52,632	52,918
FHLMC ±	2.73	03/01/2018	31,069	31,574
FHLMC ±	2.73	05/01/2028	532,729	544,339
FHLMC ±	2.73	06/01/2020	185,946	196,821
FHLMC ±	2.76	06/01/2020	3,306	3,331
FHLMC ±	2.76	04/01/2036	5,997,934	6,401,344
FHLMC ±	2.79	02/01/2037	1,592,070	1,696,238
FHLMC ±	2.81	11/01/2032	380,622	396,163
FHLMC ±	2.81	04/01/2035	2,370,750	2,533,387
FHLMC ±	2.82	11/01/2029	382,300	387,995
FHLMC ±	2.84	01/01/2022	40,521	40,932

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.86%	02/01/2036	$12,772,500	$13,658,560
FHLMC ±	2.87	04/01/2035	5,809,766	6,194,209
FHLMC ±	2.87	09/01/2035	7,972,891	8,452,981
FHLMC ±	2.87	04/01/2035	1,099,259	1,174,028
FHLMC ±	2.90	05/01/2023	106,370	107,688
FHLMC ±	2.93	05/01/2032	327,747	341,972
FHLMC ±	2.93	07/01/2017	50,330	53,440
FHLMC ±	2.95	04/01/2035	4,207,110	4,507,172
FHLMC ±	2.96	06/01/2037	8,600,701	9,239,863
FHLMC ±	3.02	02/01/2036	9,862,645	10,500,306
FHLMC ±	3.03	04/01/2037	2,491,592	2,674,188
FHLMC ±	3.03	03/01/2032	2,465,631	2,638,188
FHLMC ±	3.04	06/01/2022	3,525	3,557
FHLMC ±	3.04	10/01/2018	115,661	122,983
FHLMC ±	3.05	09/01/2030	200,710	204,389
FHLMC ±	3.05	06/01/2019	240,208	242,820
FHLMC ±	3.12	02/01/2027	213,945	222,400
FHLMC ±	3.12	02/01/2024	41,989	42,305
FHLMC ±	3.13	06/01/2019	170,435	179,422
FHLMC ±	3.16	02/01/2018	9,884	9,957
FHLMC ±	3.17	12/01/2018	55,034	55,355
FHLMC ±	3.18	08/01/2029	360,368	365,629
FHLMC ±	3.20	03/01/2025	6,122,462	6,455,125
FHLMC ±	3.22	12/01/2018	49,987	50,316
FHLMC ±	3.25	10/01/2019	41,997	42,097
FHLMC ±	3.27	09/01/2031	309,915	314,414
FHLMC ±	3.34	09/01/2016	118,354	119,736
FHLMC ±	3.39	12/01/2025	884,866	917,488
FHLMC ±	3.43	01/01/2026	16,143	16,246
FHLMC ±	3.49	04/01/2019	37,763	37,900
FHLMC ±	3.50	08/01/2019	27,395	27,564
FHLMC ±	3.57	07/01/2028	111,814	113,241
FHLMC ±	3.72	07/01/2018	178,823	180,083
FHLMC ±	3.79	06/01/2021	263,799	279,875
FHLMC ±	3.92	01/01/2017	2,097	2,123
FHLMC ±	4.19	04/01/2023	274,215	277,551
FHLMC ±	4.36	05/01/2031	274,329	278,629
FHLMC ±	4.41	08/01/2029	49,909	51,219
FHLMC ±	4.41	02/01/2029	303,871	307,028
FHLMC ±	4.47	10/01/2029	13,554	13,638
FHLMC ±	4.49	01/01/2019	1,706	1,723
FHLMC ±	4.69	04/01/2032	169,056	170,910
FHLMC ±	4.77	02/01/2021	56,780	57,480
FHLMC ±	5.46	06/01/2033	1,129,633	1,213,672
FHLMC ±	5.50	08/01/2024	950,293	1,010,199
FHLMC ±	5.75	08/01/2027	90,052	90,926
FHLMC	6.50	04/01/2018	193,616	217,439
FHLMC	7.00	11/01/2012	15,302	15,550
FHLMC	7.00	09/01/2035	70,465	80,159
FHLMC	7.50	01/01/2016	43,608	46,941
FHLMC	7.50	06/01/2016	13,964	14,659
FHLMC	8.50	05/01/2020	209,116	233,717
FHLMC	8.50	09/01/2022	34,940	35,817
FHLMC Series 1671 Class QA ±	2.11	02/15/2024	590,190	625,194
FHLMC Series 1686 Class FE ±	2.26	02/15/2024	57,056	60,111
FHLMC Series 1730 Class FA ±	1.40	05/15/2024	547,121	552,078
FHLMC Series 20 Class F ±	1.18	07/01/2029	39,742	39,761
FHLMC Series 2315 Class FW ±	0.79	04/15/2027	318,021	320,292
FHLMC Series 2391 Class EF ±	0.74	06/15/2031	307,917	309,069
FHLMC Series 2454 Class SL ± (c)	7.76	03/15/2032	745,324	148,451
FHLMC Series 2461 Class FI ±	0.74	04/15/2028	446,818	449,802
FHLMC Series 2464 Class FE ±	1.24	03/15/2032	485,783	495,983
FHLMC Series 2466 Class FV ±	0.79	03/15/2032	700,835	706,316
FHLMC Series T-48 Class 2A ±	3.47	07/25/2033	4,228,193	4,325,802
FHLMC Series T-54 Class 4A ±	3.23	02/25/2043	2,966,691	2,960,666

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC Series T-55 Class 1A1	6.50%	03/25/2043	$142,591	$163,223
FHLMC Series T-66 Class 2A1 ±	2.91	01/25/2036	6,139,814	6,466,743
FHLMC Series T-67 Class 1A1C ±	3.10	03/25/2036	23,311,558	24,662,901
FHLMC Series T-67 Class 2A1C ±	3.06	03/25/2036	21,258,648	22,490,986
FHLMC Series T-75 Class A1 ±	0.28	12/25/2036	4,498,657	4,473,961
FNMA ±	1.44	01/01/2021	7,095	7,223
FNMA ±	1.45	01/01/2021	10,800	10,980
FNMA ±	1.53	06/01/2021	121,212	123,929
FNMA ±	1.56	12/01/2030	249,824	255,934
FNMA ±	1.58	12/01/2020	71,058	71,902
FNMA ±	1.75	03/01/2015	26,415	26,795
FNMA ±	1.75	12/01/2016	1,933	1,961
FNMA ±	1.75	07/01/2020	21,698	21,793
FNMA ±	1.79	04/01/2033	1,741,028	1,802,393
FNMA ±	1.83	09/01/2032	71,660	72,289
FNMA ±	1.85	05/01/2029	469,956	497,272
FNMA ±	1.87	01/01/2032	41,395	41,662
FNMA ±	1.90	08/01/2032	296,979	298,111
FNMA ±	1.91	08/01/2032	183,763	190,333
FNMA ±	1.96	10/01/2017	15,694	16,078
FNMA ±	2.00	08/01/2033	4,417	4,459
FNMA ±	2.01	07/01/2032	238,204	240,012
FNMA ±	2.02	06/01/2032	192,096	193,123
FNMA ±	2.02	10/01/2018	185,685	193,524
FNMA ±	2.04	07/01/2018	4,707	4,718
FNMA ±	2.05	12/01/2022	20,026	20,224
FNMA ±	2.08	08/01/2031	83,543	84,290
FNMA ±	2.08	10/01/2035	14,237,243	14,850,325
FNMA ±	2.08	07/01/2035	3,140,257	3,270,578
FNMA ±	2.08	08/01/2033	716,220	733,143
FNMA ±	2.11	12/01/2031	205,171	206,591
FNMA ±	2.11	01/01/2032	501,040	506,710
FNMA ±	2.11	01/01/2036	7,203,993	7,536,658
FNMA ±	2.12	12/01/2031	436,405	458,130
FNMA ±	2.12	12/01/2031	183,864	192,920
FNMA ±	2.12	12/01/2035	14,366,146	14,992,227
FNMA ±	2.13	02/01/2020	23,561	24,739
FNMA ±	2.13	01/01/2022	15,889	15,920
FNMA ±	2.13	08/01/2031	175,987	178,938
FNMA ±	2.15	11/01/2027	71,946	75,479
FNMA ±	2.16	09/01/2031	450,515	473,524
FNMA ±	2.16	06/01/2018	2,905	3,006
FNMA ±	2.17	08/01/2031	157,873	158,474
FNMA ±	2.20	06/01/2031	360,373	381,499
FNMA ±	2.20	07/01/2018	743,465	767,352
FNMA ±	2.20	04/01/2018	681,636	703,308
FNMA ±	2.20	11/01/2017	289,829	306,100
FNMA ±	2.21	01/01/2035	5,035,127	5,315,914
FNMA ±	2.21	04/01/2030	221,621	234,147
FNMA ±	2.22	07/01/2035	2,739,469	2,844,612
FNMA ±	2.22	06/01/2034	1,734,628	1,830,833
FNMA ±	2.24	02/01/2033	281,120	295,865
FNMA ±	2.24	12/01/2024	110,743	116,897
FNMA ±	2.24	12/01/2025	28,093	28,136
FNMA ±	2.25	03/01/2031	81,894	86,286
FNMA ±	2.25	03/01/2028	172,125	173,856
FNMA ±	2.25	10/01/2025	187,377	196,762
FNMA ±	2.25	01/01/2027	51,129	54,032
FNMA ±	2.25	03/01/2034	1,188,678	1,254,063
FNMA ±	2.26	04/01/2035	5,248,061	5,535,185
FNMA ±	2.26	08/01/2035	873,036	903,991
FNMA ±	2.26	12/01/2033	2,613,383	2,765,864
FNMA ±	2.26	07/01/2025	7,271	7,442
FNMA ±	2.26	05/01/2033	1,955,377	2,052,354
FNMA ±	2.27	07/01/2038	2,608,643	2,752,721

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	2.28%	08/01/2025	$59,993	$62,698
FNMA ±	2.28	12/01/2039	478,993	505,371
FNMA ±	2.28	08/01/2036	5,253,054	5,479,421
FNMA ±	2.29	10/01/2033	1,257,216	1,325,310
FNMA ±	2.30	12/01/2024	43,622	46,362
FNMA ±	2.30	01/01/2035	965,782	1,024,972
FNMA ±	2.30	04/01/2034	7,331,313	7,770,298
FNMA ±	2.31	12/01/2023	14,655	14,762
FNMA ±	2.31	03/01/2035	2,808,101	2,963,056
FNMA ±	2.32	02/01/2035	12,777,154	13,549,815
FNMA ±	2.34	01/01/2027	1,224,024	1,303,877
FNMA ±	2.34	07/01/2048	8,505,844	9,020,126
FNMA ±	2.34	04/01/2030	21,720	22,825
FNMA ±	2.34	09/01/2032	153,806	155,393
FNMA ±	2.34	02/01/2033	11,240	11,422
FNMA ±	2.34	04/01/2033	3,512,570	3,700,378
FNMA ±	2.34	04/01/2034	1,186,531	1,252,422
FNMA ±	2.34	10/01/2035	6,720,323	7,112,341
FNMA ±	2.35	08/01/2031	149,211	152,276
FNMA ±	2.35	10/01/2034	917,030	986,285
FNMA ±	2.35	07/01/2038	1,926,327	2,041,407
FNMA ±	2.35	07/01/2038	5,711,138	6,076,034
FNMA ±	2.35	06/01/2026	137,110	146,275
FNMA ±	2.35	09/01/2032	11,041,007	11,702,093
FNMA ±	2.35	05/01/2033	1,149,411	1,223,188
FNMA ±	2.35	05/01/2035	5,432,388	5,756,170
FNMA ±	2.36	02/01/2035	8,841,281	9,403,800
FNMA ±	2.36	07/01/2035	4,896,840	5,214,332
FNMA ±	2.36	06/01/2037	702,312	740,727
FNMA ±	2.36	12/01/2040	16,848,246	17,834,630
FNMA ±(a)	2.37	05/01/2042	11,256,170	11,681,104
FNMA ±	2.37	01/11/2035	4,704,910	4,978,724
FNMA ±	2.37	06/01/2027	4,273	4,552
FNMA ±	2.38	07/01/2017	2,295	2,315
FNMA ±	2.38	01/01/2018	1,206,540	1,246,738
FNMA ±	2.38	02/01/2019	2,925	2,940
FNMA ±	2.38	06/01/2025	11,202	11,312
FNMA ±	2.38	04/01/2033	1,806,411	1,910,039
FNMA ±	2.39	06/01/2034	8,320,810	8,806,184
FNMA ±	2.40	06/01/2027	132,924	142,017
FNMA ±	2.40	05/01/2032	127,686	135,752
FNMA ±	2.40	05/01/2018	281,509	283,911
FNMA ±	2.40	07/01/2024	19,263	20,432
FNMA ±	2.40	09/01/2026	243,209	247,278
FNMA ±	2.40	02/01/2036	12,156,490	12,937,938
FNMA ±	2.41	07/01/2035	3,227,664	3,438,822
FNMA ±	2.41	06/01/2035	3,387,043	3,595,686
FNMA ±	2.41	02/01/2033	547,305	583,086
FNMA ±	2.42	04/01/2028	51,950	52,242
FNMA ±	2.42	12/01/2030	94,235	95,794
FNMA ±	2.42	09/01/2034	3,573,110	3,803,563
FNMA ±	2.42	06/01/2035	5,212,443	5,555,614
FNMA ±	2.42	05/01/2034	2,371,525	2,513,797
FNMA ±	2.42	07/01/2048	11,840,754	12,608,343
FNMA ±	2.42	07/01/2035	6,152,753	6,554,682
FNMA ±	2.43	07/01/2028	381	406
FNMA ±	2.44	09/01/2030	359,957	384,813
FNMA ±	2.44	02/01/2032	3,181,991	3,327,229
FNMA ±	2.44	02/01/2035	3,091,928	3,281,039
FNMA ±	2.44	05/01/2035	3,969,173	4,205,482
FNMA ±	2.44	12/01/2040	9,402,474	10,004,653
FNMA ±	2.44	05/01/2025	102,258	108,909
FNMA ±	2.44	05/01/2037	9,182,334	9,764,225
FNMA ±	2.45	04/01/2028	620,443	659,264
FNMA ±	2.45	06/01/2032	59,202	59,917

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	2.45%	03/01/2035	$9,384,133	$9,945,038
FNMA ±	2.45	04/01/2036	9,919,322	10,562,272
FNMA ±	2.45	09/01/2028	130,695	132,786
FNMA ±	2.45	04/01/2021	127,142	130,525
FNMA ±	2.45	01/01/2028	12,396	13,293
FNMA ±	2.45	08/01/2035	2,288,755	2,375,594
FNMA ±	2.46	11/01/2024	291,148	309,880
FNMA ±	2.46	04/01/2042	5,445,077	5,716,046
FNMA ±	2.46	06/01/2032	177,542	180,778
FNMA ±	2.46	04/01/2024	95,433	101,787
FNMA ±	2.47	04/01/2024	41,083	43,280
FNMA ±	2.47	11/01/2024	18,392	18,889
FNMA ±	2.47	07/01/2030	133,594	135,377
FNMA ±	2.47	12/01/2028	97,567	104,839
FNMA ±	2.47	10/01/2017	106,319	109,125
FNMA ±	2.47	01/01/2018	117,509	121,255
FNMA ±	2.47	11/01/2023	51,855	53,047
FNMA ±	2.48	09/01/2030	22,376	22,490
FNMA ±	2.48	04/01/2019	9,567	9,619
FNMA ±	2.49	06/01/2032	393,818	403,696
FNMA ±	2.49	05/01/2018	11,561	11,672
FNMA ±	2.49	10/01/2024	70,338	74,924
FNMA ±	2.49	11/01/2034	4,689,861	5,007,228
FNMA ±	2.50	12/01/2021	185,403	189,058
FNMA ±	2.50	07/01/2027	208,671	224,072
FNMA ±	2.50	01/01/2035	1,865,615	1,913,327
FNMA ±	2.50	09/01/2037	1,625,164	1,734,583
FNMA ±	2.50	05/01/2017	99,765	102,287
FNMA ±	2.50	07/01/2017	5,447	5,643
FNMA ±	2.50	08/01/2017	1,827	1,852
FNMA ±	2.50	03/01/2021	1,529	1,572
FNMA ±	2.50	07/01/2027	541,594	581,060
FNMA ±	2.50	03/01/2030	56,068	58,170
FNMA ±	2.51	01/01/2019	7,134	7,164
FNMA ±	2.51	10/01/2024	497,194	532,112
FNMA ±	2.52	06/01/2030	254,560	273,071
FNMA ±	2.52	12/01/2030	1,396,619	1,494,741
FNMA ±	2.53	06/01/2024	70,207	74,710
FNMA ±	2.53	11/01/2034	12,892,437	13,701,030
FNMA ±	2.53	03/01/2033	4,204,814	4,488,115
FNMA ±	2.53	09/01/2022	942,145	1,012,309
FNMA ±	2.54	06/01/2035	3,770,069	4,000,558
FNMA ±	2.54	06/01/2027	110,909	117,405
FNMA ±	2.55	08/01/2017	837,590	857,399
FNMA ±	2.55	09/01/2033	12,575,632	13,441,955
FNMA ±	2.55	05/01/2027	129,159	137,275
FNMA ±	2.55	05/01/2036	5,204,879	5,544,878
FNMA ±	2.55	05/01/2036	8,857,202	9,419,505
FNMA ±	2.55	12/01/2033	3,962,292	4,187,050
FNMA ±	2.56	08/01/2035	5,692,856	6,092,560
FNMA ±	2.56	06/01/2038	8,090,135	8,627,674
FNMA ±	2.56	07/01/2017	228,579	234,468
FNMA ±	2.56	11/01/2035	5,670,068	6,011,274
FNMA ±	2.57	09/01/2019	14,209	14,372
FNMA ±	2.57	01/01/2032	234,756	251,481
FNMA ±	2.57	04/01/2018	1,016,286	1,041,434
FNMA ±	2.57	06/01/2036	7,086,409	7,555,761
FNMA ±	2.57	09/01/2036	2,199,200	2,348,935
FNMA ±	2.57	09/01/2037	10,337,271	11,122,704
FNMA ±	2.57	01/01/2038	1,310,274	1,352,551
FNMA ±	2.58	07/01/2020	339,255	358,655
FNMA ±	2.58	03/01/2035	6,436,792	6,897,325
FNMA ±	2.58	03/01/2027	224,200	225,959
FNMA ±	2.58	08/01/2040	1,805,038	1,918,170
FNMA ±	2.58	07/01/2033	2,376,621	2,536,758

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	2.59%	01/01/2035	$3,783,338	$4,034,100
FNMA ±	2.60	12/01/2017	114,497	116,321
FNMA ±	2.61	01/01/2036	16,128,831	17,258,856
FNMA ±	2.61	04/01/2018	9,783	10,099
FNMA ±	2.61	04/01/2033	1,144,685	1,224,071
FNMA ±	2.61	04/01/2035	4,278,593	4,570,795
FNMA ±	2.62	10/01/2029	289,332	293,479
FNMA ±	2.62	10/01/2033	30,343,550	32,378,861
FNMA ±	2.62	04/01/2036	473,133	493,747
FNMA ±	2.62	06/01/2032	280,545	300,355
FNMA ±	2.63	11/01/2020	1,527,679	1,588,479
FNMA ±	2.63	07/01/2035	2,496,421	2,664,881
FNMA ±	2.63	02/01/2036	9,110,146	9,773,047
FNMA ±	2.64	11/01/2024	107,481	109,311
FNMA ±	2.65	10/01/2024	61,938	62,413
FNMA ±	2.65	08/01/2039	11,275,339	12,041,502
FNMA ±	2.66	01/01/2035	10,130,416	10,777,841
FNMA ±	2.66	10/01/2034	1,057,113	1,126,662
FNMA ±	2.66	05/01/2036	7,359,915	7,868,007
FNMA ±	2.66	10/01/2029	732,881	783,652
FNMA ±	2.68	04/01/2034	2,690,269	2,856,771
FNMA ±	2.69	10/01/2018	1,046,369	1,081,507
FNMA ±	2.70	01/01/2033	4,661,489	4,987,495
FNMA ±	2.70	12/01/2033	4,151,467	4,425,177
FNMA ±	2.71	05/01/2033	9,241,534	9,841,194
FNMA ±	2.72	03/01/2018	456	460
FNMA ±	2.72	06/01/2040	1,490,257	1,559,617
FNMA ±	2.72	03/01/2032	155,008	165,637
FNMA ±	2.72	10/01/2025	22,465	24,033
FNMA ±	2.72	04/01/2026	10,382	10,459
FNMA ±	2.72	02/01/2028	54,663	58,300
FNMA ±	2.73	09/01/2033	69,001	74,009
FNMA ±	2.73	09/01/2033	79,581	80,158
FNMA ±	2.74	08/01/2026	1,462,224	1,551,843
FNMA ±	2.74	09/01/2035	1,618,419	1,742,900
FNMA ±	2.74	04/01/2032	48,818	51,986
FNMA ±	2.74	05/01/2037	7,419,890	7,955,040
FNMA ±	2.74	09/01/2017	662,781	687,263
FNMA ±	2.74	10/01/2018	258,240	265,262
FNMA ±	2.75	05/01/2032	320,664	323,626
FNMA ±	2.75	01/01/2019	210,476	217,609
FNMA ±	2.76	05/01/2018	725,354	753,510
FNMA ±	2.76	04/01/2040	461,188	489,469
FNMA ±	2.78	06/01/2033	462,287	494,894
FNMA ±	2.78	04/01/2035	4,223,638	4,524,738
FNMA ±	2.78	01/01/2036	742,593	766,518
FNMA ±	2.78	06/01/2019	1,462	1,466
FNMA ±	2.79	11/01/2034	3,713,267	3,973,452
FNMA ±	2.79	07/01/2020	3,176,316	3,255,266
FNMA ±	2.79	08/01/2026	147,653	149,259
FNMA ±	2.80	01/01/2025	81,931	82,679
FNMA ±	2.81	11/01/2035	21,814,155	23,380,916
FNMA ±	2.82	05/01/2019	3,027	3,061
FNMA ±	2.82	06/01/2023	975	982
FNMA ±	2.83	03/01/2033	8,915	8,980
FNMA ±	2.84	02/01/2035	3,026,508	3,196,638
FNMA ±	2.85	10/01/2028	324,673	346,639
FNMA ±	2.85	08/01/2035	6,636,962	7,123,214
FNMA ±	2.86	01/01/2040	1,213,873	1,295,557
FNMA ±	2.87	02/01/2018	17,026	17,379
FNMA ±	2.87	07/01/2039	3,859,829	4,157,977
FNMA ±	2.88	06/01/2016	182,445	189,877
FNMA ±	2.88	07/01/2016	31,046	32,341
FNMA ±	2.88	08/01/2018	149,163	156,172
FNMA ±	2.88	12/01/2028	276,311	289,384

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	2.88%	01/01/2029	$37,235	$38,987
FNMA ±	2.88	04/01/2033	804,966	854,228
FNMA ±	2.89	07/01/2028	467,108	498,426
FNMA ±	2.89	03/01/2033	1,216,046	1,277,943
FNMA ±	2.93	04/01/2030	56,859	59,670
FNMA ±	2.95	09/01/2018	1,116	1,183
FNMA ±	2.96	11/01/2018	7,897	7,992
FNMA ±	2.96	11/01/2017	135,232	139,903
FNMA ±	2.97	06/01/2017	46,745	46,837
FNMA ±	2.98	11/01/2027	3,943	3,954
FNMA ±	2.98	11/01/2031	97,861	98,667
FNMA ±	3.00	08/01/2030	275,799	286,264
FNMA ±	3.00	09/01/2032	2,326,081	2,509,082
FNMA ±	3.00	05/01/2017	76,848	77,303
FNMA ±	3.00	07/01/2017	10,003	10,362
FNMA ±	3.01	01/01/2033	183,858	185,922
FNMA ±	3.01	01/01/2036	223,733	231,842
FNMA ±	3.02	09/01/2030	1,174,881	1,247,247
FNMA ±	3.02	01/01/2031	92,535	93,125
FNMA ±	3.03	11/01/2022	106,005	111,024
FNMA ±	3.04	04/01/2040	4,025,949	4,347,391
FNMA ±	3.04	09/01/2032	203,424	208,502
FNMA ±	3.08	03/01/2030	189,903	202,764
FNMA ±	3.11	09/01/2033	45,741	46,139
FNMA ±	3.13	05/01/2028	141,402	146,464
FNMA ±	3.21	10/01/2024	27,679	29,479
FNMA ±	3.21	10/01/2017	11,781	11,797
FNMA ±	3.22	07/01/2017	179,029	181,032
FNMA ±	3.23	05/01/2028	396,370	411,739
FNMA ±	3.25	09/01/2017	4,297	4,345
FNMA ±	3.29	05/01/2017	148,379	157,843
FNMA ±	3.30	09/01/2019	92,951	93,509
FNMA ±	3.31	11/01/2024	194,386	195,644
FNMA ±	3.32	01/01/2029	57,076	59,862
FNMA ±	3.34	09/01/2021	199,015	199,839
FNMA ±	3.36	08/01/2029	1,417,083	1,511,312
FNMA ±	3.36	02/01/2029	207,754	221,548
FNMA ±	3.38	06/01/2018	52,682	53,230
FNMA ±	3.39	11/01/2028	429,037	453,942
FNMA ±	3.40	04/01/2020	2,881,297	3,035,461
FNMA ±	3.40	07/01/2033	31,939	32,187
FNMA ±	3.42	04/01/2024	563,382	599,391
FNMA ±	3.43	11/01/2029	12,724	13,439
FNMA ±	3.44	07/01/2019	4,807	4,996
FNMA ±	3.45	07/01/2028	163,677	169,546
FNMA ±	3.54	09/01/2033	200,969	205,501
FNMA ±	3.55	01/01/2033	77,005	78,014
FNMA ±	3.58	10/01/2017	611,200	623,346
FNMA ±	3.60	02/01/2029	3,481,858	3,726,622
FNMA ±	3.69	01/01/2021	1,103,185	1,137,695
FNMA ±	3.70	10/01/2034	927,010	940,536
FNMA ±	3.73	01/01/2017	2,587	2,622
FNMA ±	3.76	07/01/2021	341,090	345,429
FNMA ±	3.82	03/01/2030	26,734	28,106
FNMA ±	3.82	11/01/2031	49,982	50,606
FNMA ±	3.85	09/01/2033	65,570	66,628
FNMA ±	3.94	04/01/2034	2,541,746	2,720,879
FNMA ±	3.98	07/01/2017	76,686	81,666
FNMA ±	3.99	10/01/2025	16,888	17,897
FNMA ±	4.00	03/01/2023	10,093	10,218
FNMA ±	4.04	05/01/2018	1,653	1,692
FNMA ±	4.10	12/01/2050	236,389	238,456
FNMA ±	4.15	06/01/2034	726,632	767,706
FNMA ±	4.16	12/01/2032	239,865	254,805
FNMA ±	4.17	02/01/2033	107,505	108,582

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA ±	4.17%	04/01/2018	$37	$38
FNMA ±	4.23	09/01/2017	8,572	8,658
FNMA ±	4.26	08/01/2017	47,928	49,800
FNMA ±	4.28	09/01/2028	16,784	17,470
FNMA ±	4.29	04/01/2032	276,869	280,477
FNMA ±	4.30	01/01/2018	1,532	1,546
FNMA ±	4.32	06/01/2024	85,883	86,359
FNMA ±	4.34	09/01/2031	427,395	435,254
FNMA ±	4.44	05/01/2034	1,124,739	1,183,775
FNMA ±	4.45	05/01/2017	2,735	2,757
FNMA ±	4.49	04/01/2020	23,453	23,742
FNMA ±	4.51	12/01/2036	256,751	271,093
FNMA ±	4.57	11/01/2031	179,496	182,266
FNMA ±	4.61	02/01/2019	627,590	667,604
FNMA ±	4.65	03/01/2014	469	473
FNMA ±	4.75	04/01/2019	1,518	1,539
FNMA ±	4.81	10/01/2018	101	105
FNMA ±	4.85	06/01/2025	41,751	42,130
FNMA ±	4.86	01/01/2019	970,822	1,035,639
FNMA ±	5.07	04/01/2018	532,816	571,076
FNMA ±	5.08	01/01/2023	45,439	48,861
FNMA ±	5.09	08/01/2031	77,443	82,402
FNMA ±	5.13	06/01/2019	8,105	8,209
FNMA ±	5.16	06/01/2028	71,932	72,366
FNMA ±	5.20	09/01/2023	10,179	10,304
FNMA ±	5.33	06/01/2028	134,084	145,333
FNMA ±	5.35	11/01/2014	3,893	3,941
FNMA ±	5.55	01/01/2019	197,070	212,948
FNMA ±	5.85	03/01/2014	16,673	17,712
FNMA ±	5.96	05/01/2025	1,409	1,428
FNMA ±	5.98	09/01/2017	1,099	1,130
FNMA ±	6.00	02/01/2017	6,071	6,124
FNMA ±	6.00	01/01/2020	26,600	27,571
FNMA ±	6.00	11/01/2021	14,421	14,522
FNMA ±	6.06	11/01/2019	517	523
FNMA ±	6.25	10/01/2021	22,312	22,429
FNMA ±	6.45	06/01/2033	180,652	183,044
FNMA ±	6.45	02/01/2034	92,248	93,322
FNMA	6.50	08/01/2028	450,266	518,283
FNMA	6.50	05/01/2031	271,367	311,846
FNMA ±	6.72	03/01/2023	7,329	7,403
FNMA	7.00	11/01/2014	8,402	8,830
FNMA	7.00	11/01/2017	38,946	42,619
FNMA	7.06	11/01/2024	60,125	68,609
FNMA	7.06	12/01/2024	39,136	44,658
FNMA	7.06	01/01/2025	37,700	43,020
FNMA	7.06	03/01/2025	14,772	16,857
FNMA	7.06	03/01/2025	74,720	85,263
FNMA	7.06	04/01/2025	26,412	30,198
FNMA	7.06	01/01/2027	68,092	80,527
FNMA	7.50	02/01/2016	321,097	346,029
FNMA	7.50	01/01/2031	270,004	327,279
FNMA	7.50	01/01/2033	428,715	517,593
FNMA	7.50	05/01/2033	382,698	464,576
FNMA	7.50	05/01/2033	310,514	373,422
FNMA	7.50	06/01/2033	303,945	368,471
FNMA	7.50	07/01/2033	348,238	426,522
FNMA	7.50	08/01/2033	276,290	338,205
FNMA ±	7.75	02/01/2024	970	978
FNMA ±	7.75	01/01/2026	567	570
FNMA	8.00	12/01/2026	175,178	213,698
FNMA	8.00	02/01/2030	846	976
FNMA	8.00	03/01/2030	990	1,193
FNMA	8.00	02/01/2031	14,046	14,478
FNMA	8.00	07/01/2031	53,632	55,306

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	8.00%	05/01/2033	$354,887	$435,825
FNMA ±	8.38	12/01/2024	1,849	1,860
FNMA	8.50	10/01/2026	22,683	27,427
FNMA	8.50	02/01/2027	85,184	95,024
FNMA	8.50	06/01/2030	138,110	160,062
FNMA	8.53	08/01/2024	124,954	134,748
FNMA	9.00	05/01/2021	1,687	1,710
FNMA	9.00	07/01/2030	21,544	21,620
FNMA ±	9.10	10/01/2024	1,780	1,790
FNMA	9.50	08/01/2021	76,733	88,061
FNMA	9.50	12/01/2024	44,861	46,625
FNMA	10.00	01/01/2021	40,626	42,619
FNMA	10.50	04/01/2019	8,092	8,126
FNMA	11.00	01/01/2018	13,247	15,397
FNMA	12.50	07/01/2015	5,985	6,018
FNMA Series 1989-74 Class J	9.80	10/25/2019	52,510	61,061
FNMA Series 1989-96 Class H	9.00	12/25/2019	20,669	23,496
FNMA Series 1992-39 Class FA ±	1.18	03/25/2022	381,513	388,718
FNMA Series 1992-45 Class F ±	1.18	04/25/2022	71,312	72,803
FNMA Series 1992-87 Class Z	8.00	05/25/2022	53,375	61,448
FNMA Series 1993-113 Class FA ±	1.09	07/25/2023	305,382	309,590
FNMA Series 1994-14 Class F ±	2.76	10/25/2023	656,444	692,654
FNMA Series 1998-M5 Class D ±	6.35	06/25/2020	112,380	113,379
FNMA Series 1998-T2 Class A5 ±	2.52	01/25/2032	1,676,798	1,716,295
FNMA Series 2001-50 Class BA	7.00	10/25/2041	431,356	465,532
FNMA Series 2001-63 Class FD ±	0.84	12/18/2031	415,713	418,899
FNMA Series 2001-81 Class F ±	0.79	01/25/2032	284,086	286,583
FNMA Series 2001-T08 Class A1	7.50	07/25/2041	290,693	321,125
FNMA Series 2001-T10 Class A2	7.50	12/25/2041	6,870,511	8,133,260
FNMA Series 2001-T12 Class A2	7.50	08/25/2041	527,166	619,022
FNMA Series 2001-T12 Class A4 ±	3.36	08/25/2041	10,734,234	11,430,283
FNMA Series 2001-W03 Class A ±	7.00	09/25/2041	1,463,345	1,694,363
FNMA Series 2002-05 Class FD ±	1.14	02/25/2032	683,221	693,678
FNMA Series 2002-66 Class A3 ±	3.12	04/25/2042	15,168,899	16,228,352
FNMA Series 2002-D12 Class A5 ±	3.48	10/25/2041	3,608,445	3,644,420
FNMA Series 2002-T12 Class A3	7.50	05/25/2042	1,861,424	2,224,653
FNMA Series 2002-T19 Class A4 ±	3.38	03/25/2042	227,687	238,609
FNMA Series 2002-W1 Class 3A ±	3.23	04/25/2042	2,415,181	2,500,441
FNMA Series 2002-W4 Class A6 ±	3.32	05/25/2042	3,960,110	4,216,899
FNMA Series 2003-07 Class A2 ±	2.49	05/25/2042	1,851,387	1,937,882
FNMA Series 2003-63 Class A8 ±	2.67	01/25/2043	2,704,518	2,896,793
FNMA Series 2003-W02 Class 1A3	7.50	07/25/2042	634,917	735,843
FNMA Series 2003-W04 Class 5A ±	3.32	10/25/2042	2,384,419	2,553,936
FNMA Series 2003-W08 Class 4A ±	3.24	11/25/2042	2,875,845	3,049,653
FNMA Series 2003-W10 Class 2A ±	3.30	06/25/2043	5,702,505	6,033,072
FNMA Series 2003-W18 Class 2A ±	3.40	06/25/2043	21,198,785	22,573,395
FNMA Series 2004-T3 Class 1A3	7.00	02/25/2044	1,112,509	1,297,884
FNMA Series 2004-T3 Class 2A ±	3.37	08/25/2043	2,793,974	2,852,019
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	528,547	638,986
FNMA Series 2004-W1 Class 3A ±	3.47	01/25/2043	175,211	185,367
FNMA Series 2004-W12 Class 2A ±	3.48	06/25/2044	10,259,403	10,958,005
FNMA Series 2004-W15 Class 3A ±	2.87	06/25/2044	14,813,246	15,642,324
FNMA Series 2004-W2 Class 5A	7.50	03/25/2044	472,528	553,267
FNMA Series 2005-W3 Class 3A ±	2.90	04/25/2045	2,746,120	2,787,670
FNMA Series 2006-W1 Class 3A ±	2.26	10/25/2045	15,433,050	16,327,686
FNMA Series G92-20 Class FB ±	1.18	04/25/2022	309,096	312,698
FNMA Series G93-1 Class K	6.68	01/25/2023	1,155,440	1,300,970
FNMA Series G93-19 Class FD ±	1.09	04/25/2023	1,069,603	1,085,066
GNMA ±	1.63	02/20/2017	20,709	21,501
GNMA ±	1.63	03/20/2017	28,256	29,336
GNMA ±	1.63	09/20/2017	35,689	36,994
GNMA ±	1.63	09/20/2017	4,765	4,924
GNMA ±	1.63	08/20/2021	33,389	34,499
GNMA ±	1.63	08/20/2021	69,027	71,322
GNMA ±	1.63	12/20/2021	14,652	15,188

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA ±	1.63%	01/20/2022	$182,061	$189,023
GNMA ±	1.63	02/20/2022	57,681	59,887
GNMA ±	1.63	02/20/2022	147,480	153,120
GNMA ±	1.63	02/20/2022	8,617	8,946
GNMA ±	1.63	03/20/2022	164,303	170,587
GNMA ±	1.63	03/20/2022	306,704	318,434
GNMA ±	1.63	07/20/2022	16,811	17,370
GNMA ±	1.63	09/20/2022	139,952	144,604
GNMA ±	1.63	09/20/2022	68,127	70,391
GNMA ±	1.63	09/20/2022	14,522	15,005
GNMA ±	1.63	10/20/2022	53,379	55,331
GNMA ±	1.63	10/20/2022	180,671	187,280
GNMA ±	1.63	11/20/2022	110,040	114,065
GNMA ±	1.63	11/20/2022	146,514	151,873
GNMA ±	1.63	12/20/2022	10,491	10,874
GNMA ±	1.63	12/20/2022	41,794	43,322
GNMA ±	1.63	12/20/2022	536,405	556,025
GNMA ±	1.63	01/20/2023	1,268,195	1,316,696
GNMA ±	1.63	01/20/2023	90,329	93,784
GNMA ±	1.63	02/20/2023	111,477	115,740
GNMA ±	1.63	02/20/2023	65,398	67,899
GNMA ±	1.63	02/20/2023	114,520	118,899
GNMA ±	1.63	03/20/2023	125,771	130,581
GNMA ±	1.63	07/20/2023	7,423	7,670
GNMA ±	1.63	09/20/2023	123,074	127,166
GNMA ±	1.63	09/20/2023	487,262	503,461
GNMA ±	1.63	09/20/2023	611,387	631,712
GNMA ±	1.63	10/20/2023	1,245,388	1,290,941
GNMA ±	1.63	11/20/2023	879,670	911,846
GNMA ±	1.63	11/20/2023	913,609	947,027
GNMA ±	1.63	12/20/2023	40,531	42,013
GNMA ±	1.63	12/20/2023	153,409	159,020
GNMA ±	1.63	12/20/2023	1,230,405	1,275,410
GNMA ±	1.63	07/20/2024	115,435	119,272
GNMA ±	1.63	07/20/2024	838,615	866,494
GNMA ±	1.63	08/20/2024	56,984	58,878
GNMA ±	1.63	11/20/2024	138,900	143,980
GNMA ±	1.63	09/20/2025	239,141	247,091
GNMA ±	1.63	10/20/2025	813,614	843,375
GNMA ±	1.63	01/20/2026	858,990	891,841
GNMA ±	1.63	02/20/2026	696,395	723,028
GNMA ±	1.63	10/20/2026	142,482	147,693
GNMA ±	1.63	01/20/2027	361,438	375,261
GNMA ±	1.63	01/20/2027	11,292	11,705
GNMA ±	1.63	08/20/2027	26,161	27,031
GNMA ±	1.63	09/20/2027	5,283	5,459
GNMA ±	1.63	10/20/2027	9,526	9,874
GNMA ±	1.63	01/20/2028	9,884	10,262
GNMA ±	1.63	12/20/2029	292,169	302,855
GNMA ±	1.63	01/20/2030	168,106	174,535
GNMA ±	1.63	10/20/2030	213,582	221,394
GNMA ±	1.63	11/20/2031	11,841	12,275
GNMA ±	1.63	12/20/2031	1,580	1,638
GNMA ±	1.63	11/20/2032	737,632	764,613
GNMA ±	1.63	02/20/2033	4,753	4,934
GNMA ±	1.63	03/20/2033	55,479	57,600
GNMA ±	2.00	01/20/2017	16,274	16,914
GNMA ±	2.00	02/20/2017	85,943	89,323
GNMA ±	2.00	03/20/2017	15,021	15,612
GNMA ±	2.00	09/20/2017	5,349	5,547
GNMA ±	2.00	07/20/2018	675	700
GNMA ±	2.00	08/20/2018	10,094	10,468
GNMA ±	2.00	01/20/2021	27,868	28,964
GNMA ±	2.00	02/20/2021	68,401	71,091
GNMA ±	2.00	08/20/2021	16,790	17,413

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA ±	2.00%	10/20/2021	$351,168	$364,262
GNMA ±	2.00	11/20/2021	40,645	42,160
GNMA ±	2.00	02/20/2022	6,049	6,287
GNMA ±	2.00	03/20/2022	52,262	54,317
GNMA ±	2.00	07/20/2022	9,517	9,870
GNMA ±	2.00	12/20/2022	86,032	89,240
GNMA ±	2.00	02/20/2023	13,985	14,535
GNMA ±	2.00	10/20/2024	1,522,979	1,579,765
GNMA ±	2.00	11/20/2024	731,888	759,177
GNMA ±	2.00	07/20/2025	9,511	9,864
GNMA ±	2.00	09/20/2026	147,076	152,529
GNMA ±	2.00	11/20/2026	13,432	13,933
GNMA ±	2.00	02/20/2027	9,209	9,572
GNMA ±	2.00	07/20/2027	3,413	3,539
GNMA ±	2.00	08/20/2027	5,184	5,376
GNMA ±	2.00	11/20/2027	7,795	8,086
GNMA ±	2.13	01/20/2022	6,021	6,265
GNMA ±	2.13	07/20/2022	6,566	6,815
GNMA ±	2.13	07/20/2022	7,776	8,071
GNMA ±	2.38	05/20/2017	61,131	63,502
GNMA ±	2.38	05/20/2017	27,247	28,304
GNMA ±	2.38	06/20/2017	6,848	7,113
GNMA ±	2.38	06/20/2021	95,946	99,667
GNMA ±	2.38	04/20/2022	470,676	488,931
GNMA ±	2.38	04/20/2022	463,117	481,080
GNMA ±	2.38	05/20/2022	56,160	58,338
GNMA ±	2.38	05/20/2022	439,990	457,055
GNMA ±	2.38	05/20/2022	121,430	126,140
GNMA ±	2.38	05/20/2022	27,886	28,968
GNMA ±	2.38	06/20/2022	35,827	37,217
GNMA ±	2.38	06/20/2022	971	1,009
GNMA ±	2.38	04/20/2023	19,933	20,706
GNMA ±	2.38	04/20/2023	45,723	47,496
GNMA ±	2.38	05/20/2023	42,819	44,480
GNMA ±	2.38	05/20/2023	15,875	16,490
GNMA ±	2.38	06/20/2023	434,073	450,909
GNMA ±	2.38	06/20/2023	195,288	202,863
GNMA ±	2.38	04/20/2024	62,242	64,656
GNMA ±	2.38	04/20/2024	334,599	347,577
GNMA ±	2.38	05/20/2024	288,905	300,111
GNMA ±	2.38	05/20/2024	26,369	27,392
GNMA ±	2.38	06/20/2024	31,386	32,604
GNMA ±	2.38	06/20/2024	44,446	46,170
GNMA ±	2.38	06/20/2024	168,769	175,314
GNMA ±	2.38	04/20/2025	193,686	201,198
GNMA ±	2.38	05/20/2027	34,013	35,333
GNMA ±	2.50	07/20/2016	17,185	17,871
GNMA ±	2.50	08/20/2017	27,412	28,506
GNMA ±	2.50	10/20/2017	11,456	11,930
GNMA ±	2.50	11/20/2017	30,528	31,791
GNMA ±	2.50	12/20/2017	25,457	26,510
GNMA ±	2.50	07/20/2018	63,807	66,354
GNMA ±	2.50	08/20/2018	37,100	38,581
GNMA ±	2.50	03/20/2019	3,856	4,025
GNMA ±	2.50	11/20/2020	22,250	23,171
GNMA ±	2.50	12/20/2020	16,730	17,423
GNMA ±	2.50	05/20/2021	15,242	15,869
GNMA ±	2.50	12/20/2021	41,749	43,476
GNMA ±	2.50	07/20/2022	12,513	13,012
GNMA ±	2.50	07/20/2024	477,569	496,629
GNMA ±	2.50	08/20/2024	72,482	75,375
GNMA ±	2.50	10/20/2024	699,943	728,899
GNMA ±	2.50	12/20/2024	495,600	516,103
GNMA ±	2.50	04/20/2025	7,291	7,591
GNMA ±	2.50	04/20/2032	110,750	115,308

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA ±	2.50%	05/20/2032	$268,055	$279,088
GNMA ±	2.50	06/20/2032	650,986	677,782
GNMA ±	2.75	10/20/2017	67,141	70,212
GNMA ±	3.00	02/20/2016	14,584	15,306
GNMA ±	3.00	03/20/2016	32,317	33,917
GNMA ±	3.00	04/20/2016	23,642	24,820
GNMA ±	3.00	05/20/2016	2,263	2,376
GNMA ±	3.00	07/20/2017	17,222	18,034
GNMA ±	3.00	08/20/2017	12,739	13,333
GNMA ±	3.00	08/20/2017	149,032	156,061
GNMA ±	3.00	09/20/2017	166,524	174,378
GNMA ±	3.00	11/20/2017	30,203	31,623
GNMA ±	3.00	12/20/2017	183,295	191,909
GNMA ±	3.00	01/20/2018	53,888	56,555
GNMA ±	3.00	06/20/2018	10,853	11,394
GNMA ±	3.00	11/20/2018	5,373	5,625
GNMA ±	3.00	12/20/2018	1,821	1,907
GNMA ±	3.00	01/20/2019	4,197	4,405
GNMA ±	3.00	02/20/2019	9,810	10,296
GNMA ±	3.00	03/20/2019	17,800	18,681
GNMA ±	3.00	05/20/2019	23,104	24,255
GNMA ±	3.00	06/20/2019	52,587	55,207
GNMA ±	3.00	08/20/2019	21,683	22,705
GNMA ±	3.00	06/20/2020	12,427	13,046
GNMA ±	3.00	01/20/2021	348	366
GNMA ±	3.00	02/20/2021	470	493
GNMA ±	3.50	09/20/2017	25,095	26,341
GNMA ±	3.50	10/20/2017	384	403
GNMA ±	3.50	11/20/2017	71,073	74,590
GNMA ±	3.50	02/20/2018	45,779	48,007
GNMA ±	3.50	03/20/2018	7,413	7,773
GNMA ±	3.50	04/20/2018	8,241	8,662
GNMA ±	3.50	05/20/2018	3,122	3,281
GNMA ±	3.50	09/20/2018	7,349	7,714
GNMA ±	3.50	02/20/2019	43,049	45,144
GNMA ±	3.50	09/20/2019	65,095	68,328
GNMA ±	3.50	01/20/2020	15,461	16,213
GNMA ±	4.00	01/20/2016	238,236	251,139
GNMA ±	4.00	03/20/2016	40,713	42,918
GNMA ±	4.00	04/20/2016	5,786	6,112
GNMA ±	4.00	05/20/2016	918	970
GNMA ±	4.00	11/20/2017	32,813	34,480
GNMA ±	4.00	04/20/2018	15,158	16,011
GNMA ±	4.00	11/20/2018	99,191	104,233
GNMA ±	4.00	01/20/2019	122,763	125,243
GNMA ±	4.00	05/20/2019	6,275	6,629
GNMA ±	4.50	12/20/2017	3,922	4,145
GNMA ±	4.50	06/20/2019	4,620	4,891
GNMA ±	5.00	08/20/2015	5,524	5,860
GNMA ±	5.00	09/20/2015	8,002	8,489
GNMA ±	5.00	10/20/2015	8,143	8,641
GNMA	6.45	04/20/2025	92,377	103,053
GNMA	6.45	05/20/2025	48,598	52,558
GNMA	6.45	09/20/2025	54,949	63,835
GNMA	6.50	06/20/2034	88,298	101,879
GNMA	6.50	06/20/2034	142,767	164,726
GNMA	6.50	08/20/2034	95,789	110,068
GNMA	6.50	08/20/2034	118,538	136,771
GNMA	6.50	08/20/2034	129,845	148,753
GNMA	6.50	08/20/2034	2,254,713	2,601,514
GNMA	6.75	02/15/2029	144,107	170,024
GNMA	7.00	07/20/2034	125,153	146,943
GNMA	7.00	07/20/2034	71,088	83,464
GNMA	7.25	07/15/2017	33,665	36,996
GNMA	7.25	08/15/2017	51,899	57,276

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security Name		Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA		7.25%	08/15/2017	$27,042	$29,758
GNMA		7.25	08/15/2017	13,926	15,414
GNMA		7.25	09/15/2017	39,016	43,214
GNMA		7.25	10/15/2017	43,014	47,316
GNMA		7.25	10/15/2017	74,044	81,673
GNMA		7.25	11/15/2017	34,430	37,754
GNMA		7.25	01/15/2018	12,293	13,584
GNMA		7.25	01/15/2018	28,637	31,806
GNMA		7.25	02/15/2018	29,234	32,385
GNMA		7.25	05/15/2018	15,174	16,589
GNMA		9.00	05/15/2016	9,799	9,838
GNMA		9.00	07/15/2016	1,448	1,454
GNMA		9.00	08/15/2016	13,525	13,667
GNMA		9.00	11/15/2016	9,087	9,122
GNMA		9.00	11/15/2016	7,213	8,054
GNMA		9.00	11/15/2016	7,805	7,837
GNMA		9.00	12/15/2016	309	310
GNMA		9.00	02/15/2017	8,656	9,753
GNMA		9.00	05/15/2017	1,629	1,635
GNMA		9.00	07/15/2017	12,014	12,209
GNMA		9.00	03/15/2020	5,260	5,526
GNMA		9.00	08/15/2021	888	891
GNMA		9.00	07/20/2024	1,151	1,191
GNMA		9.00	08/20/2024	554	651
GNMA		9.00	09/20/2024	2,854	3,534
GNMA		9.00	10/20/2024	23,204	28,259
GNMA		9.00	11/20/2024	696	772
GNMA		9.00	01/20/2025	10,569	13,157
GNMA		9.00	02/20/2025	31,274	38,398
GNMA Series 2003-1 Class SW ± (c)		0.60	06/16/2031	1,808,331	1,804

Total Agency Securities (Cost $1,317,603,674)					1,346,355,462

		Yield		Shares

Short-Term Investments : 5.98%

Investment Companies : 5.97%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01		85,653,136	85,653,136

				Principal

U.S. Treasury Securities : 0.01%
U.S. Treasury Bill #(z)		0.06	06/28/2012	$200,000	199,996

Total Short-Term Investments (Cost $85,853,124)					85,853,132

Total Investments in Securities (Cost $1,403,456,798)*	99.76%				1,432,208,594

Other Assets and Liabilities, Net	0.24				3,439,615

Total Net Assets	100.00%				$1,435,648,209

±	Variable rate investment
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

*	Cost for federal income tax purposes is $1,404,643,492 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,638,261
Gross unrealized depreciation	(1,073,159)

Net unrealized appreciation	$27,565,102

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

NOTES TO PORTFOLIO OF INVESTMENTS — May 31, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,346,355,462	$0	$1,346,355,462

Short-term investments

U.S. Treasury securities	199,996	0	0	199,996

Investment companies	85,653,136	0	0	85,653,136

	$85,853,132	$1,346,355,462	$0	$1,432,208,594

As of May 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(132,203)	$0	$0	$(132,203)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended May 31, 2012, the Fund entered into futures contracts to speculate on interest rates.

At May 31, 2012, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at May 31, 2012	Net Unrealized Gains (Losses)
September 2012	115 Short	5-Year U.S. Treasury Notes	$14,281,563	$(51,132)

September 2012	70 Short	10-Year U.S. Treasury Notes	9,375,625	(81,071)

As of May 31, 2012, the Fund had an average notional amount of $31,383,052 in short futures contracts during the nine months ended May 31, 2012.

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities : 59.65%
FHA (a)	2.93%	11/01/2012	$184,958	$184,879
FHLB	5.63	03/14/2036	6,150,000	8,559,109
FHLMC ±	0.69	02/15/2033	477,626	478,034
FHLMC ±	2.25	10/01/2026	338,763	357,714
FHLMC ±	2.50	06/01/2032	157,870	165,011
FHLMC ±	2.61	07/01/2029	351,420	371,490
FHLMC ±	2.66	09/01/2031	266,372	270,797
FHLMC ±	2.66	09/01/2031	10,632	10,807
FHLMC ±	3.37	07/01/2032	2,733,226	2,805,516
FHLMC %%	3.50	09/15/2041	64,500,000	67,583,906
FHLMC ±	3.95	05/01/2026	116,899	122,998
FHLMC %%	4.00	05/15/2040	29,010,000	30,786,863
FHLMC %%	4.50	05/15/2039	2,300,000	2,456,328
FHLMC	5.00	05/01/2018	769,553	828,893
FHLMC	5.00	04/01/2019	663,903	719,038
FHLMC	5.00	04/01/2019	532,523	576,747
FHLMC	5.00	06/01/2019	813,292	880,833
FHLMC	5.00	08/01/2019	3,451,154	3,720,505
FHLMC	5.00	10/01/2019	990,032	1,072,251
FHLMC	5.00	02/01/2020	2,891,695	3,131,842
FHLMC	5.00	08/01/2040	6,055,025	6,524,857
FHLMC	5.50	11/01/2023	609,613	662,694
FHLMC	5.50	07/01/2035	21,195,276	23,262,920
FHLMC	5.50	12/01/2038	26,739,765	29,080,887
FHLMC	6.00	10/01/2032	156,572	176,200
FHLMC	6.00	05/25/2043	8,964,716	10,191,483
FHLMC ±	6.08	01/01/2038	1,099,518	1,191,436
FHLMC ±	6.38	01/01/2026	91,701	92,841
FHLMC	6.50	04/01/2018	73,685	78,167
FHLMC	6.50	04/01/2021	197,933	206,570
FHLMC	6.50	04/01/2022	252,619	283,701
FHLMC	6.50	04/01/2026	3,535	4,068
FHLMC	6.50	09/01/2028	25,769	29,568
FHLMC	6.50	09/01/2028	82,490	94,650
FHLMC	6.50	07/01/2031	13	15
FHLMC	6.50	08/01/2037	2,737,967	3,059,450
FHLMC	6.50	10/01/2037	839,019	937,534
FHLMC	7.00	11/17/2013	22,956	23,015
FHLMC	7.00	10/01/2014	408,263	430,039
FHLMC	7.00	12/01/2023	11,161	13,019
FHLMC	7.00	05/01/2024	13,200	15,398
FHLMC	7.00	12/01/2026	2,678	3,189
FHLMC	7.00	12/01/2026	4,782	5,695
FHLMC	7.00	12/01/2026	147	175
FHLMC	7.00	12/01/2026	1,632	1,943
FHLMC	7.00	12/01/2026	1,565	1,864
FHLMC	7.00	04/01/2029	2,214	2,662
FHLMC	7.00	04/01/2029	5,962	7,159
FHLMC	7.00	05/01/2029	51,970	62,502
FHLMC	7.00	04/01/2032	390,981	460,462
FHLMC	7.50	12/01/2012	8,736	8,785
FHLMC	7.50	10/01/2029	1,430	1,430
FHLMC	7.50	11/01/2031	440,076	541,837
FHLMC	7.50	04/01/2032	435,121	535,139
FHLMC	8.00	02/01/2017	14,759	16,345
FHLMC	8.00	08/01/2023	60,620	70,792
FHLMC	8.00	06/01/2024	15,802	18,929
FHLMC	8.00	06/01/2024	4,522	4,697
FHLMC	8.00	06/01/2024	15,501	18,591
FHLMC	8.00	08/01/2026	42,314	51,710
FHLMC	8.00	11/01/2026	40,282	49,288
FHLMC	8.00	11/01/2028	31,740	38,296
FHLMC	8.50	07/01/2022	6,640	7,991
FHLMC	8.50	12/01/2025	33,870	41,657
FHLMC	8.50	05/01/2026	4,612	5,650

1

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	8.50%	08/01/2026	$8,751	$9,289
FHLMC	8.50	08/01/2026	32,359	32,818
FHLMC	9.00	06/01/2016	10,879	11,938
FHLMC	9.00	01/01/2017	18,835	19,194
FHLMC	9.00	04/01/2017	29,346	32,779
FHLMC	9.00	11/01/2018	97,725	109,136
FHLMC	9.00	08/01/2019	118	120
FHLMC	9.00	08/01/2019	780	897
FHLMC	9.00	08/01/2019	316	328
FHLMC	9.00	12/01/2019	400	470
FHLMC	9.00	01/01/2020	115	129
FHLMC	9.00	02/01/2020	4,594	4,639
FHLMC	9.00	02/01/2020	222	263
FHLMC	9.00	03/01/2020	2,644	2,739
FHLMC	9.00	03/01/2020	352	372
FHLMC	9.00	09/01/2020	430	508
FHLMC	9.00	09/01/2020	1,016	1,086
FHLMC	9.00	12/01/2020	91	105
FHLMC	9.00	02/01/2021	163	164
FHLMC	9.00	03/01/2021	9,067	10,648
FHLMC	9.00	03/01/2021	1,442	1,447
FHLMC	9.00	04/01/2021	140,243	158,384
FHLMC	9.00	04/01/2021	8,155	9,031
FHLMC	9.00	04/01/2021	550	662
FHLMC	9.00	06/01/2021	1,321	1,366
FHLMC	9.00	07/01/2021	6,326	6,352
FHLMC	9.00	07/01/2021	5,132	5,371
FHLMC	9.00	08/01/2021	1,194	1,433
FHLMC	9.00	04/01/2022	5,353	5,407
FHLMC	9.00	07/01/2022	1,373	1,608
FHLMC	9.00	09/01/2024	2,487	3,068
FHLMC	9.00	10/01/2024	2,212	2,221
FHLMC	9.50	09/01/2016	76	86
FHLMC	9.50	10/01/2016	538	605
FHLMC	9.50	08/01/2018	50	50
FHLMC	9.50	08/01/2019	316	371
FHLMC	9.50	02/01/2020	14	17
FHLMC	9.50	06/01/2020	122	146
FHLMC	9.50	08/01/2020	861	1,025
FHLMC	9.50	09/01/2020	114	137
FHLMC	9.50	09/01/2020	15,657	17,919
FHLMC	9.50	09/01/2020	26	26
FHLMC	9.50	10/01/2020	60	69
FHLMC	9.50	10/01/2020	102	123
FHLMC	9.50	11/01/2020	155	186
FHLMC	9.50	05/01/2021	341	416
FHLMC	9.50	09/17/2022	1,335,320	1,551,290
FHLMC	9.50	04/01/2025	134,169	164,898
FHLMC	10.00	08/01/2017	41	46
FHLMC	10.00	01/01/2019	26	30
FHLMC	10.00	08/01/2019	66	75
FHLMC	10.00	12/01/2019	382	463
FHLMC	10.00	03/01/2020	40	48
FHLMC	10.00	06/01/2020	66	80
FHLMC	10.00	07/01/2020	66	73
FHLMC	10.00	08/01/2020	70	84
FHLMC	10.00	10/01/2021	128,296	151,627
FHLMC	10.00	08/17/2022	623,740	680,197
FHLMC	10.00	02/17/2025	1,146,763	1,266,118
FHLMC	10.50	02/01/2019	40	41
FHLMC	10.50	05/01/2019	214	248
FHLMC	10.50	06/01/2019	31	36
FHLMC	10.50	08/01/2019	34,362	40,785
FHLMC	10.50	12/01/2019	78,373	92,868
FHLMC	10.50	02/01/2020	1,748	1,825

2

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	10.50%	05/01/2020	$84,005	$101,477
FHLMC	10.50	05/01/2020	8,019	8,396
FHLMC	10.50	08/01/2020	42,556	45,513
FHLMC	10.50	08/01/2020	24,580	25,089
FHLMC	14.00	11/01/2012	17	17
FHLMC Series 16 Class D	10.00	10/15/2019	30,790	34,483
FHLMC Series 1671 Class 1671-TA ±	0.75	02/15/2024	68,030	68,072
FHLMC Series 2882 Class TF ±	0.49	10/15/2034	6,432,970	6,428,518
FHLMC Series 3221 Class VA	5.00	09/15/2017	7,183,733	7,846,758
FHLMC Series R008 Class FK ±	0.64	07/15/2023	3,761,118	3,761,998
FHLMC Series T-42 Class A6	9.50	02/25/2042	1,624,300	1,951,596
FHLMC Series T-57 Class 1A1	6.50	07/25/2043	2,202,779	2,526,247
FHLMC Series T-57 Class 2A1 ±	3.50	07/25/2043	4,317,522	4,456,492
FHLMC Series T-67 Class 1A1C ±	3.10	03/25/2036	3,097,855	3,277,434
FHLMC Series T-67 Class 2A1C ±	3.06	03/25/2036	4,202,034	4,445,621
FHLMC Series T-75 Class A1 ±	0.28	12/25/2036	8,372,353	8,326,393
FHLMC Structured Pass-Through Securities Series T-15 Class A6 ±	0.65	11/25/2028	325,891	310,675
FHLMC Structured Pass-Through Securities Series T-23 Class A ±	0.52	05/25/2030	1,315,612	1,242,078
FHLMC Structured Pass-Through Securities Series T-35 Class A ±	0.52	09/25/2031	589,458	542,959
FHLMC Structured Pass-Through Securities Series T-55 Class 2A1 ±	2.80	03/25/2043	731,633	688,519
FICO Series D-P ¤	0.00	09/26/2019	15,000,000	13,266,495
FNMA ±	0.69	01/25/2031	3,021,334	3,022,384
FNMA	1.75	05/30/2019	19,000,000	19,481,213
FNMA ±	2.30	11/01/2031	324,671	339,937
FNMA ±	2.32	09/01/2031	132,135	137,830
FNMA ±	2.33	05/01/2036	3,505,421	3,708,220
FNMA ±	2.33	12/01/2035	3,336,771	3,541,749
FNMA	2.38	07/28/2015	29,170,000	30,792,552
FNMA	2.38	01/13/2022	10,415,000	10,727,367
FNMA ±	2.38	12/01/2034	2,544,945	2,696,185
FNMA ±	2.39	12/01/2040	110,988	117,945
FNMA ±	2.40	01/01/2033	201,036	204,059
FNMA ±	2.44	09/01/2031	544,085	574,689
FNMA ±	2.48	09/01/2036	2,642,558	2,817,792
FNMA ±	2.50	06/01/2032	248,990	254,758
FNMA ±	2.51	08/01/2036	3,702,941	3,954,627
FNMA ±	2.55	06/01/2034	1,165,351	1,225,377
FNMA ±	2.56	10/01/2027	467,154	501,595
FNMA ±	2.68	05/01/2036	5,362,395	5,583,642
FNMA ±	2.81	04/01/2032	226,109	241,531
FNMA ±	3.07	09/01/2027	1,146,742	1,204,564
FNMA ±	3.12	07/01/2026	720,803	771,844
FNMA ±	3.16	02/01/2027	1,999,494	2,132,940
FNMA ±	3.38	05/01/2036	2,605,974	2,733,162
FNMA ±	3.41	04/01/2033	144,557	153,697
FNMA %%	3.50	12/25/2025	9,465,000	9,990,012
FNMA	3.50	02/01/2026	8,000,614	8,453,930
FNMA	4.00	05/01/2021	3,543,174	3,791,404
FNMA %%	4.00	04/25/2024	16,840,000	17,879,345
FNMA %%	4.00	06/25/2040	96,690,000	102,974,850
FNMA	4.15	07/01/2014	10,585,668	11,151,014
FNMA ±	4.28	09/01/2028	992,091	1,032,668
FNMA ±	4.49	07/01/2033	174,123	176,205
FNMA	4.50	08/01/2018	3,583,141	3,854,396
FNMA	4.50	12/01/2018	2,575,282	2,770,238
FNMA %%	4.50	03/25/2021	15,000,000	16,059,375
FNMA %%	4.50	06/25/2039	114,257,000	122,576,338
FNMA	4.62	07/01/2013	4,839,154	4,997,491
FNMA	4.68	02/01/2020	3,340,979	3,832,122
FNMA	4.79	05/01/2019	2,250,196	2,573,350
FNMA	5.00	12/01/2018	2,045,557	2,217,033
FNMA %%	5.00	05/25/2019	16,840,000	18,176,675
FNMA	5.00	03/01/2034	10,417,365	11,305,229
FNMA	5.00	02/01/2036	13,433,960	14,562,132
FNMA	5.00	08/01/2040	13,954,380	15,191,668

3

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	08/01/2040	$72,492,773	$78,920,466
FNMA	5.00	06/01/2041	12,215,000	13,230,372
FNMA	5.03	05/01/2015	6,533,750	7,152,203
FNMA	5.12	01/01/2017	11,700,000	13,172,046
FNMA	5.22	10/01/2015	3,369,869	3,701,393
FNMA	5.24	12/01/2012	98,948	97,863
FNMA	5.39	01/01/2024	3,067,312	3,586,955
FNMA	5.50	06/01/2016	637,818	693,958
FNMA	5.50	01/01/2025	761,150	829,728
FNMA	5.50	01/01/2025	2,768,948	3,016,693
FNMA	5.50	09/01/2033	5,199,256	5,712,249
FNMA	5.50	09/01/2033	7,927,598	8,709,788
FNMA	5.50	06/01/2034	18,526,348	20,365,860
FNMA	5.50	08/01/2035	5,265,853	5,772,253
FNMA	5.50	01/01/2037	5,463,590	5,989,005
FNMA	5.50	06/01/2041	8,145,000	8,878,050
FNMA	5.55	05/01/2016	3,177,693	3,583,739
FNMA	5.55	09/01/2019	4,178,674	4,399,012
FNMA	5.60	11/01/2013	524,903	548,247
FNMA	5.61	02/01/2021	3,430,289	3,952,666
FNMA	5.63	02/01/2018	1,118,724	1,298,530
FNMA	5.66	12/01/2016	1,732,000	1,986,114
FNMA	5.67	03/01/2016	6,334,818	7,106,992
FNMA	5.67	11/01/2021	5,723,065	6,682,361
FNMA	5.70	03/01/2016	970,752	1,089,693
FNMA	5.75	05/01/2021	3,658,257	4,119,518
FNMA	5.79	10/01/2017	1,110,274	1,283,704
FNMA	5.95	06/01/2024	1,847,750	2,246,897
FNMA ±	5.99	09/01/2018	1,733,000	1,879,479
FNMA	6.00	12/01/2013	97,873	98,508
FNMA	6.00	05/01/2016	840,322	894,828
FNMA	6.00	03/01/2024	257,465	284,638
FNMA	6.00	02/01/2035	3,199,486	3,608,154
FNMA %%	6.00	07/25/2035	40,080,000	44,113,050
FNMA	6.00	11/01/2037	4,617,078	5,095,715
FNMA	6.00	08/01/2038	13,629,656	15,012,782
FNMA	6.00	12/01/2038	1,521,117	1,678,806
FNMA	6.08	01/01/2019	1,874,285	1,960,606
FNMA	6.50	06/01/2017	413,260	444,997
FNMA	6.50	01/01/2024	116,372	131,925
FNMA	6.50	03/01/2028	64,927	74,906
FNMA	6.50	12/01/2029	968,180	1,113,003
FNMA	6.50	11/01/2031	235,430	270,647
FNMA	6.50	07/01/2036	2,467,513	2,803,455
FNMA	6.50	07/01/2036	2,358,886	2,679,596
FNMA	6.50	09/01/2037	789,084	883,939
FNMA	6.50	09/01/2037	737,313	825,944
FNMA	6.50	07/25/2042	3,181,620	3,667,653
FNMA	6.65	05/01/2016	1,485,988	1,688,970
FNMA	7.00	11/01/2026	24,427	28,772
FNMA	7.00	09/01/2031	6,999	8,340
FNMA	7.00	01/01/2032	7,344	8,752
FNMA	7.00	02/01/2032	303,793	362,039
FNMA	7.00	02/01/2032	53,441	63,974
FNMA	7.00	10/01/2032	623,256	739,071
FNMA	7.00	02/01/2034	8,650	10,158
FNMA	7.00	04/01/2034	578,828	694,637
FNMA	7.00	12/01/2034	72,971	85,690
FNMA	7.00	06/01/2035	10,707	12,506
FNMA	7.00	01/01/2036	40,448	47,244
FNMA	7.00	09/01/2036	783,910	916,618
FNMA	7.00	07/01/2047	397,346	450,769
FNMA	7.48	01/01/2025	998,777	1,001,420
FNMA	7.50	07/01/2015	14,733	14,925
FNMA	7.50	09/01/2031	237,932	292,246

4

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	7.50%	11/25/2031	$1,288,132	$1,484,689
FNMA	7.50	02/01/2032	82,938	101,956
FNMA	7.50	10/01/2037	5,550,240	6,520,135
FNMA	8.00	06/01/2012	5,247	5,247
FNMA	8.00	11/01/2013	1,865	1,880
FNMA	8.00	08/01/2020	15,135	15,177
FNMA	8.00	05/01/2027	69,756	73,834
FNMA	8.00	10/01/2027	16,891	16,939
FNMA	8.00	06/01/2028	14,249	17,259
FNMA	8.00	01/01/2030	23,322	23,386
FNMA	8.00	02/01/2030	263,070	324,184
FNMA	8.00	09/01/2040	2,806,506	3,423,720
FNMA	8.50	12/01/2014	668	670
FNMA	8.50	05/01/2017	440,825	495,745
FNMA	8.50	05/01/2017	10,471	11,718
FNMA	8.50	08/01/2024	59,842	73,277
FNMA	8.50	05/01/2026	371,888	454,568
FNMA	8.50	07/01/2026	37,109	40,220
FNMA	8.50	08/01/2026	18,828	19,455
FNMA	8.50	09/01/2026	814	1,002
FNMA	8.50	10/01/2026	11,506	11,543
FNMA	8.50	10/01/2026	422	449
FNMA	8.50	10/01/2026	40,596	41,767
FNMA	8.50	11/01/2026	7,075	7,098
FNMA	8.50	11/01/2026	13,534	14,961
FNMA	8.50	11/01/2026	81,030	90,346
FNMA	8.50	12/01/2026	387,084	477,602
FNMA	8.50	12/01/2026	33,331	41,279
FNMA	8.50	12/01/2026	369	374
FNMA	8.50	01/01/2027	5,850	6,301
FNMA	8.50	02/01/2027	10,473	10,662
FNMA	8.50	02/01/2027	835	1,033
FNMA	8.50	03/01/2027	1,633	2,031
FNMA	8.50	03/01/2027	3,263	3,302
FNMA	8.50	06/01/2027	848,151	1,047,277
FNMA	8.50	07/01/2029	1,030	1,045
FNMA	8.50	08/01/2029	34,048	37,079
FNMA	9.00	03/01/2021	87,350	101,262
FNMA	9.00	06/01/2021	331	395
FNMA	9.00	07/01/2021	162,374	185,654
FNMA	9.00	08/01/2021	459	553
FNMA	9.00	10/01/2021	87,311	99,349
FNMA	9.00	01/01/2025	3,266	3,370
FNMA	9.00	01/01/2025	47,329	58,741
FNMA	9.00	02/01/2025	12,973	13,139
FNMA	9.00	03/01/2025	1,941	2,055
FNMA	9.00	03/01/2025	4,569	4,879
FNMA	9.00	03/01/2025	28,450	28,550
FNMA	9.00	03/01/2025	1,848	1,867
FNMA	9.00	04/01/2025	4,884	4,958
FNMA	9.00	07/01/2028	69,796	84,405
FNMA	9.50	11/01/2020	400	486
FNMA	9.50	12/15/2020	137,911	150,534
FNMA	9.50	01/01/2021	39,237	41,574
FNMA	9.50	06/01/2022	12,062	14,445
FNMA	9.50	07/01/2028	146,218	181,366
FNMA	10.00	12/01/2020	214,920	254,960
FNMA	11.00	02/01/2019	21,891	22,001
FNMA	11.00	10/15/2020	27,285	29,392
FNMA	11.25	02/01/2016	5,879	5,909
FNMA	12.00	07/15/2014	63,337	65,522
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	1,657,601	1,940,006
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	2,878,245	3,451,083
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	759,605	916,113
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.75	07/25/2041	1,890,522	1,911,176

5

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Grantor Trust Series 2002-T12 Class A5 ±	3.48%	10/25/2041	$2,035,025	$2,055,313
FNMA Grantor Trust Series 2002-T19 Class A1	6.50	07/25/2042	8,468,164	9,851,797
FNMA Grantor Trust Series 2002-T5 Class A1 ±	0.48	05/25/2032	484,440	463,842
FNMA Grantor Trust Series 2003-T1 Class B	4.49	11/25/2012	15,565,000	15,769,010
FNMA Grantor Trust Series 2003-T2 Class A1 ±	0.52	03/25/2033	410,829	395,065
FNMA Grantor Trust Series 2004-T1 Class 1A2	6.50	01/25/2044	1,318,946	1,477,846
FNMA Series 1988-2 Class Z	10.10	02/25/2018	54,460	59,629
FNMA Series 1988-7 Class Z	9.25	04/25/2018	52,491	58,343
FNMA Series 1989-10 Class Z	9.50	03/25/2019	307,369	354,008
FNMA Series 1989-100 Class Z	8.75	12/25/2019	266,828	301,698
FNMA Series 1989-12 Class Y	10.00	03/25/2019	547,360	633,677
FNMA Series 1989-22 Class G	10.00	05/25/2019	345,985	401,453
FNMA Series 1989-63 Class Z	9.40	10/25/2019	54,247	60,604
FNMA Series 1989-98 Class E	9.20	12/25/2019	112,834	126,808
FNMA Series 1990-144 Class W	9.50	12/25/2020	192,071	223,604
FNMA Series 1990-75 Class Z	9.50	07/25/2020	217,779	254,085
FNMA Series 1990-84 Class Y	9.00	07/25/2020	56,460	64,536
FNMA Series 1990-96 Class Z	9.67	08/25/2020	315,411	368,707
FNMA Series 1991-5 Class Z	8.75	01/25/2021	99,108	113,161
FNMA Series 1991-85 Class Z	8.00	06/25/2021	300,905	331,906
FNMA Series 1992-45 Class Z	8.00	04/25/2022	261,017	308,534
FNMA Series 2001-T4 Class A1	7.50	07/25/2041	1,448,998	1,702,427
FNMA Series 2003-90 Class FL ±	0.69	03/25/2031	2,583,585	2,585,003
FNMA Series 2003-W1 Class 1A1 ±	6.25	12/25/2042	1,246,686	1,433,103
FNMA Series 2003-W19 Class 1A6	5.29	11/25/2033	2,220,763	2,299,257
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	2,821,990	3,411,637
FNMA Series 2004-W4 Class A9	5.50	06/25/2034	7,905,511	8,027,382
FNMA Series 2005-116 Class TU	5.50	12/25/2016	1,002,353	1,007,990
FNMA Series 2005-71 Class DB	4.50	08/25/2025	4,000,000	4,381,263
FNMA Series 2007-2 Class FA ±	0.44	02/25/2037	1,930,174	1,920,894
FNMA Series 2007-W10 Class 2A ±	6.21	08/25/2047	1,823,348	2,065,016
FNMA Series 2009-108 Class DE	4.50	08/25/2027	1,194,038	1,240,021
FNMA Series G-8 Class E	9.00	04/25/2021	281,327	322,968
FNMA Series G92-30 Class Z	7.00	06/25/2022	573,844	637,657
FNMA STRIPS Series 161 Class 2	8.50	07/25/2022	117,644	26,351
FNMA STRIPS Series 265 Class 2	9.00	03/01/2024	296,199	351,737
FNMA Whole Loan Series 1999-W6 Class A ±	9.25	09/25/2028	86,874	94,296
FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	1,399,050	1,599,295
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.31	06/25/2033	311,843	311,704
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.36	08/25/2042	4,773,557	5,154,383
FNMA Whole Loan Series 2003-W5 Class A ±	0.46	04/25/2033	754,164	718,062
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.13	08/25/2042	3,612,091	3,904,433
FNMA Whole Loan Series 2003-W6 Class PT4 ±	9.28	10/25/2042	3,481,858	4,198,408
FNMA Whole Loan Series 2003-W8 Class PT1 ±	8.57	12/25/2042	1,605,703	1,860,608
FNMA Whole Loan Series 2003-W9 Class A ±	0.48	06/25/2033	211,633	201,346
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	2,826,341	3,287,941
GNMA ±	3.00	08/20/2020	319,533	334,602
GNMA ±	3.00	11/20/2020	200,811	210,248
GNMA %%	4.00	04/20/2041	28,855,000	31,492,526
GNMA	5.00	07/20/2040	15,989,119	17,796,017
GNMA	6.00	01/15/2013	9,558	10,457
GNMA	6.00	02/15/2013	912	927
GNMA	6.00	08/20/2034	1,147,233	1,295,209
GNMA	6.50	12/15/2025	49,952	57,530
GNMA	6.50	04/15/2029	1,580	1,851
GNMA	6.50	05/15/2029	4,562	5,343
GNMA	6.50	05/15/2031	3,753	4,397
GNMA	6.50	07/15/2032	4,254	4,964
GNMA	6.50	09/20/2033	168,798	195,673
GNMA	7.00	12/15/2022	84,664	97,376
GNMA	7.00	05/15/2026	7,116	8,390
GNMA	7.00	03/15/2028	82,386	98,540
GNMA	7.00	01/15/2031	516	623
GNMA	7.00	04/15/2031	10,959	13,230
GNMA	7.00	04/15/2031	1,423	1,717

6

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA	7.00%	08/15/2031	$23,768	$28,693
GNMA	7.00	03/15/2032	17,645	21,169
GNMA	7.00	05/15/2032	4,045	4,086
GNMA	7.34	10/20/2021	77,455	88,444
GNMA	7.34	12/20/2021	27,692	31,620
GNMA	7.34	02/20/2022	28,044	32,222
GNMA	7.34	04/20/2022	32,618	37,478
GNMA	7.34	09/20/2022	138,392	159,010
GNMA	8.00	04/15/2023	3,455	3,466
GNMA	8.00	06/15/2023	8,116	9,735
GNMA	8.00	12/15/2023	917,330	1,093,728
GNMA	8.00	02/15/2024	1,878	2,258
GNMA	8.00	09/15/2024	5,709	6,054
GNMA	8.00	06/15/2025	203	214
GNMA	8.00	06/15/2025	21,277	21,475
GNMA	8.35	04/15/2020	714,867	774,134
GNMA	8.40	05/15/2020	317,969	345,003
GNMA	8.50	07/15/2016	1,298	1,302
GNMA	9.00	12/15/2016	6,662	6,689
GNMA	9.00	03/15/2020	7,046	7,075
GNMA	9.00	04/15/2021	3,660	3,769
GNMA	9.50	10/20/2019	179,531	195,362
GNMA	10.00	12/15/2018	10,290	10,340
GNMA	12.50	04/15/2019	48,912	52,297
GNMA	13.00	11/15/2014	1,436	1,585
GNMA	14.00	09/20/2014	951	956
GNMA	15.00	07/15/2012	238	238
GNMA Series 2002-53 Class IO ±(c)	0.00	04/16/2042	29,499,002	89
GNMA Series 2004-20 Class B	4.78	04/16/2034	25,049	25,036
GNMA Series 2005-23 Class IO ±(c)	0.35	06/17/2045	87,841,630	1,688,492
GNMA Series 2005-90 Class A	3.76	09/16/2028	7,752,450	7,918,934
GNMA Series 2006-32 Class C ±	5.48	11/16/2038	12,510,000	14,214,125
GNMA Series 2006-32 Class XM ±(c)	0.23	11/16/2045	60,414,113	727,930
GNMA Series 2006-68 Class D ±	5.31	12/16/2037	12,520,000	13,977,015
GNMA Series 2008-22 Class XM ±(c)	1.40	02/16/2050	180,524,608	6,676,522
GNMA Series 2008-80 Class B	4.28	03/16/2033	12,381,102	12,524,674
GNMA Series 2010-74 Class B	3.81	08/16/2039	5,365,000	5,730,475
GNMA Series II %%	4.50	04/20/2040	57,530,000	63,291,986
SBA ±	0.63	03/25/2013	73,955	73,813
SBA (a)(c)	1.44	02/15/2018	522,912	9,580
SBA Series 1992- 6 Class A (a)(c)(i)	1.51	10/15/2017	1,600,855	26,842
TVA	5.38	04/01/2056	3,670,000	5,156,016

Total Agency Securities (Cost $1,310,360,116)				1,347,219,235

Municipal Obligations : 0.39%

Arkansas : 0.01%
Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75	11/15/2014	156,144	165,448

Texas : 0.38%
Retama TX Development Corporation (Miscellaneous Revenue)	10.00	12/15/2020	5,405,000	8,617,570

Total Municipal Obligations (Cost $7,308,631)				8,783,018

Non-Agency Mortgage Backed Securities : 2.91%
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.73	03/15/2049	10,188,000	11,513,744
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10/15/2049	11,280,000	12,657,807
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	4,888,889	4,892,375
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	12,565,000	13,927,310

7

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM ±	5.20%	12/12/2049	$8,755,000	$8,376,854
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	04/14/2040	7,640,000	8,028,081
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	03/12/2044	1,995,000	2,213,957
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	7.08	03/15/2030	2,615,000	2,681,479
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.78	02/15/2025	520,326	621,418
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	06/15/2025	726,134	893,274

Total Non-Agency Mortgage Backed Securities (Cost $64,582,489)				65,806,299

U.S. Treasury Securities : 27.14%
U.S. Treasury Bond	0.38	03/15/2015	41,315,000	41,350,490
U.S. Treasury Bond	3.75	08/15/2041	32,750,000	40,328,547
U.S. Treasury Bond	4.38	05/15/2041	12,835,000	17,503,731
U.S. Treasury Bond	4.50	02/15/2036	18,650,000	25,541,753
U.S. Treasury Bond	4.63	02/15/2040	29,820,000	42,125,402
U.S. Treasury Bond	5.38	02/15/2031	9,690,000	14,372,993
U.S. Treasury Bond	6.25	08/15/2023	25,060,000	36,752,044
U.S. Treasury Bond	7.25	08/15/2022	20,950,000	32,295,724
U.S. Treasury Note	0.25	01/31/2014	62,225,000	62,215,293
U.S. Treasury Note	0.50	10/15/2014	106,300,000	106,789,937
U.S. Treasury Note	0.63	04/30/2013	11,450,000	11,493,384
U.S. Treasury Note «	1.00	10/31/2016	119,970,000	122,125,741
U.S. Treasury Note	1.88	10/31/2017	8,780,000	9,293,770
U.S. Treasury Note	2.00	11/15/2021	37,800,000	39,456,698
U.S. Treasury Note	2.25	07/31/2018	10,610,000	11,486,153

Total U.S. Treasury Securities (Cost $576,716,900)				613,131,660

Yankee Corporate Bonds and Notes : 5.66%

Financials : 5.66%

Commercial Banks : 5.66%

Bank Nederlandse Gemeenten 144A	2.50	01/11/2016	23,310,000	23,861,701
Bank of Nova Scotia 144A	1.65	10/29/2015	13,235,000	13,536,136
Bank of Nova Scotia 144A	2.15	08/03/2016	10,300,000	10,719,653
Canadian Imperial Bank «144A	0.90	09/19/2014	8,355,000	8,388,345
Kommunalbanken AS 144A	2.38	01/19/2016	10,135,000	10,552,947
Landwirtsch Rentenbank	2.50	02/15/2016	14,125,000	14,851,110
Nordea Eiendomskreditt 144A	1.88	04/07/2014	10,430,000	10,593,063
Swedbank Hypotek 144A	2.13	08/31/2016	12,110,000	12,247,146
Toronto Dominion Bank 144A	1.63	09/14/2016	9,200,000	9,379,961
Westpac Banking Corporation 144A	1.90	12/14/2012	13,660,000	13,750,620

Total Yankee Corporate Bonds and Notes (Cost $124,679,253)				127,880,682

Other : 0.30%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			4,962,439	1,339,859
VFNC Corporation, Pass-Through Entity, 0.24% ±(a)(i)(v)144A			12,863,953	5,402,860

Total Other (Cost $2,101,174)				6,742,719

	Yield		Shares

Short-Term Investments : 28.51%

Investment Companies : 28.51%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##	0.01		635,288,335	635,288,335

8

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Yield		Shares	Value

Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19%		7,614,300	$7,614,300

					642,902,635

			Maturity Date	Principal

U.S. Treasury Securities : 0.05%
U.S. Treasury Bill #(z)		0.03	06/28/2012	$1,000,000	999,978

Total Short-Term Investments (Cost $643,902,579)					643,902,613

Total Investments in Securities (Cost $2,729,651,142)*	124.56%				2,813,466,226

Other Assets and Liabilities, Net	(24.56)				(554,755,089)

Total Net Assets	100.00%				$2,258,711,137

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment
%%	Security issued on a when-issued (TBA) basis
¤	Security issued in zero coupon form with no periodic interest payments.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(i)	Illiquid security
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $2,734,309,335 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$95,660,562
Gross unrealized depreciation	(16,503,671)

Net unrealized appreciation	$79,156,891

9

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Government Securities Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,346,997,934	$221,301	$1,347,219,235

Municipal obligations	0	8,783,018	0	8,783,018

Non-agency mortgage backed securities	0	65,806,299	0	65,806,299
U.S. Treasury securities	613,131,660	0	0	613,131,660

Yankee corporate bonds and notes	0	127,880,682	0	127,880,682

Other	0	0	6,742,719	6,742,719

Short-term investments

Investment companies	635,288,335	7,614,300	0	642,902,635

U.S. Treasury securities	999,978	0	0	999,978

	$1,249,419,973	$1,557,082,233	$6,964,020	$2,813,466,226

As of May 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$598,263	$0	$0	$598,263

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended May 31, 2012, the Fund entered into futures contracts to speculate on interest rates.

At May 31, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at May 31, 2012	Unrealized Gains (Losses)
September 2012	390 Long	5-Year U.S. Treasury Notes	$48,433,125	$178,821
September 2012	337 Long	10-Year U.S. Treasury Notes	45,136,938	462,469
September 2012	195 Short	2-Year U.S. Treasury Notes	42,979,219	(43,027)

The Fund had an average notional amount of $67,932,337 and $62,285,298 in long and short futures contracts, respectively, during the nine months ended May 31, 2012.

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes : 82.41%

Consumer Discretionary : 22.97%

Auto Components : 4.14%

American Axle & Manufacturing Incorporated	7.75%	11/15/2019	$5,000,000	$5,274,999
Cooper-Standard Holdings Incorporated	8.50	05/01/2018	4,500,000	4,837,500
Dana Holding Corporation	6.75	02/15/2021	4,000,000	4,280,000
Delphi Corporation	6.13	05/15/2021	5,250,000	5,591,250
Lear Corporation	8.13	03/15/2020	3,000,000	3,360,000
Tenneco Automotive Incorporated	7.75	08/15/2018	3,000,000	3,225,000
TRW Automotive Incorporated 144A	7.25	03/15/2017	2,030,000	2,324,350
TRW Automotive Incorporated 144A	8.88	12/01/2017	2,500,000	2,787,500

				31,680,599

Automobiles : 0.85%
Ford Motor Company «	7.45	07/16/2031	5,000,000	6,512,500

Diversified Consumer Services : 1.25%

Service Corporation International	7.00	06/15/2017	3,790,000	4,216,375
Service Corporation International	7.50	04/01/2027	200,000	201,000
Stewart Enterprises Incorporated	6.50	04/15/2019	5,000,000	5,125,000

				9,542,375

Hotels, Restaurants & Leisure : 4.17%

Caesars Entertainment Incorporated 144A	8.50	02/15/2020	1,000,000	996,250
CKE Restaurants Incorporated	11.38	07/15/2018	4,725,000	5,362,875
MGM Resorts International Company 144A	8.63	02/01/2019	1,000,000	1,057,500
Penn National Gaming Incorporated	8.75	08/15/2019	3,750,000	4,134,375
Seminole Tribe of Florida 144A	7.75	10/01/2017	4,900,000	5,267,500
Shingle Springs Tribal Gaming Authority 144A	9.38	06/15/2015	4,050,000	3,027,375
Tunica-Biloxi Gaming Authority 144A	9.00	11/15/2015	6,260,000	5,947,000
Yonkers Racing Corporation 144A	11.38	07/15/2016	5,770,000	6,130,625

				31,923,500

Media : 8.07%

CCO Holdings LLC	6.50	04/30/2021	2,000,000	2,045,000
CCO Holdings LLC	6.63	01/31/2022	2,000,000	2,047,500
CCO Holdings LLC	7.00	01/15/2019	5,000,000	5,262,500
Cequel Communications Holdings 144A	8.63	11/15/2017	5,000,000	5,268,750
Cinemark USA Incorporated	8.63	06/15/2019	5,500,000	5,981,250
Clear Channel Communications Incorporated 144A	7.63	03/15/2020	1,750,000	1,671,250
Clear Channel Communications Incorporated	9.00	03/01/2021	7,250,000	6,235,000
DISH DBS Corporation	6.75	06/01/2021	2,000,000	2,065,000
DISH DBS Corporation	7.88	09/01/2019	4,500,000	5,006,250
Intelsat Jackson Holdings Limited	8.50	11/01/2019	5,025,000	5,489,813
LBI Media Incorporated 144A	9.25	04/15/2019	6,000,000	4,950,000
National CineMedia LLC 144A	6.00	04/15/2022	3,000,000	2,992,500
Regal Cinemas Corporation	8.63	07/15/2019	5,000,000	5,437,500
Sirius XM Radio Incorporated 144A	8.75	04/01/2015	3,500,000	3,946,250
Visant Corporation	10.00	10/01/2017	3,500,000	3,307,500

				61,706,063

Multiline Retail : 0.45%
Bon-Ton Department Stores Incorporated	10.25	03/15/2014	5,000,000	3,450,000

Specialty Retail : 2.61%

Limited Brands Incorporated	5.63	02/15/2022	1,000,000	1,007,500
Limited Brands Incorporated	6.63	04/01/2021	6,500,000	6,971,250
Sally Beauty Holdings Incorporated	5.75	06/01/2022	1,000,000	1,011,250
Sally Beauty Holdings Incorporated 144A	6.88	11/15/2019	5,500,000	5,857,500

1

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Specialty Retail (continued)

Toys “R” Us Property Company I LLC	8.50%	12/01/2017	$5,000,000	$5,143,750

				19,991,250

Textiles, Apparel & Luxury Goods : 1.43%

Hanesbrands Incorporated	6.38	12/15/2020	5,000,000	5,106,250
Jones Group Incorporated	6.88	03/15/2019	5,000,000	4,806,250
Levi Strauss & Company 144A	6.88	05/01/2022	1,000,000	992,500

				10,905,000

Consumer Staples : 3.19%

Beverages : 0.54%
Constellation Brands Incorporated	7.25	09/01/2016	3,700,000	4,174,063

Food Products : 2.65%

Bumble Bee Acquisition Company 144A	9.00	12/15/2017	3,802,000	3,773,485
Dean Foods Company	9.75	12/15/2018	1,500,000	1,649,063
Del Monte Foods Company	7.63	02/15/2019	4,000,000	3,880,000
JBS USA Finance Incorporated 144A	8.25	02/01/2020	4,000,000	3,820,000
Pinnacle Foods Finance LLC	8.25	09/01/2017	2,700,000	2,821,500
TreeHouse Foods Incorporated	7.75	03/01/2018	4,000,000	4,320,000

				20,264,048

Energy : 14.15%

Energy Equipment & Services : 1.50%

Atwood Oceanics Incorporated	6.50	02/01/2020	1,000,000	1,035,000
Gulfmark Offshore Incorporated 144A	6.38	03/15/2022	4,000,000	4,020,000
Hercules Offshore Incorporated 144A	7.13	04/01/2017	1,500,000	1,447,500
Key Energy Services Incorporated 144A	6.75	03/01/2021	5,000,000	4,993,750

				11,496,250

Oil, Gas & Consumable Fuels : 12.65%

Arch Coal Incorporated 144A«	7.25	06/15/2021	3,000,000	2,557,500
Bill Barrett Corporation	7.63	10/01/2019	2,600,000	2,593,500
Bill Barrett Corporation	9.88	07/15/2016	5,000,000	5,500,000
BreitBurn Energy Partners LP	8.63	10/15/2020	4,000,000	4,150,000
Chesapeake Energy Corporation 144A	6.63	11/15/2019	4,000,000	3,460,000
Chesapeake Energy Corporation «	6.63	08/15/2020	2,000,000	1,920,000
Chesapeake Energy Corporation «	6.88	11/15/2020	3,000,000	2,842,500
CITGO Petroleum Corporation 144A	11.50	07/01/2017	6,000,000	6,780,000
Coffeyville Resources Refining & Marketing LLC 144A	9.00	04/01/2015	1,575,000	1,677,375
Coffeyville Resources Refining & Marketing LLC 144A	10.88	04/01/2017	3,750,000	4,218,750
Comstock Resources Incorporated	8.38	10/15/2017	5,500,000	5,376,250
El Paso Corporation	6.50	09/15/2020	3,500,000	3,859,464
Energy Transfer Equity LP	7.50	10/15/2020	5,000,000	5,400,000
Energy XXI Gulf Coast Incorporated	9.25	12/15/2017	3,000,000	3,225,000
HollyFrontier Corporation	9.88	06/15/2017	3,250,000	3,591,250
James River Coal Company	7.88	04/01/2019	5,000,000	2,750,000
Newfield Exploration Company	6.88	02/01/2020	4,950,000	5,247,000
Northern Oil and Gas Incorporated 144A	8.00	06/01/2020	1,500,000	1,492,500
Peabody Energy Corporation 144A	6.00	11/15/2018	1,000,000	997,500
Peabody Energy Corporation 144A	6.25	11/15/2021	5,000,000	4,987,500
Penn Virginia Corporation	10.38	06/15/2016	4,200,000	3,990,000
Plains Exploration & Production Company	8.63	10/15/2019	4,600,000	4,991,000
Quicksilver Resources Incorporated	11.75	01/01/2016	2,000,000	2,050,000
Regency Energy Partners	6.88	12/01/2018	6,000,000	6,270,000
Targa Resources Partners Incorporated 144A	6.38	08/01/2022	1,000,000	995,000
Targa Resources Partners Incorporated	6.88	02/01/2021	4,000,000	4,120,000

2

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

White Pine Hydro Portfolio LLC 144A(i)	7.26%	07/20/2015	$2,000,000	$1,717,000

				96,759,089

Financials : 7.61%

Commercial Banks : 0.49%
Regions Bank	7.50	05/15/2018	3,350,000	3,752,000

Consumer Finance : 2.98%

Ally Financial Incorporated	5.50	02/15/2017	1,500,000	1,501,842
Ally Financial Incorporated	6.25	12/01/2017	2,000,000	2,052,838
Ally Financial Incorporated	8.00	03/15/2020	5,500,000	6,201,250
Ford Motor Credit Company LLC	5.00	05/15/2018	3,000,000	3,278,829
Ford Motor Credit Company LLC	5.88	08/02/2021	5,000,000	5,683,755
SLM Corporation	8.00	03/25/2020	4,000,000	4,094,092

				22,812,606

Diversified Financial Services : 3.89%

CIT Group Incorporated	5.25	03/15/2018	5,000,000	4,925,000
CIT Group Incorporated	5.38	05/15/2020	3,000,000	2,880,000
CIT Group Incorporated 144A	6.63	04/01/2018	3,500,000	3,631,250
CIT Group Incorporated 144A	7.00	05/02/2016	3,600,000	3,595,500
Discover Financial Services 144A	5.20	04/27/2022	5,200,000	5,522,000
International Lease Finance Corporation	6.25	05/15/2019	1,000,000	1,000,000
International Lease Finance Corporation	8.25	12/15/2020	5,500,000	6,132,500
PHH Corporation	7.13	03/01/2013	2,000,000	2,030,000

				29,716,250

REITs : 0.25%
Istar Financial Incorporated 144A	9.00	06/01/2017	2,000,000	1,930,000

Health Care : 8.14%

Health Care Equipment & Supplies : 1.60%

Accellent Incorporated	8.38	02/01/2017	4,000,000	3,960,000
Biomet Incorporated	11.63	10/15/2017	4,000,000	4,240,000
Hanger Orthopedic Group	7.13	11/15/2018	4,000,000	4,070,000

				12,270,000

Health Care Providers & Services : 5.96%

Davita Incorporated	6.63	11/01/2020	4,000,000	4,050,000
Fresenius Medical Care Holdings Incorporated 144A	5.63	07/31/2019	2,500,000	2,481,250
Fresenius Medical Care Holdings Incorporated 144A	5.88	01/31/2022	2,500,000	2,487,500
Fresenius Medical Care Holdings Incorporated	6.88	07/15/2017	3,000,000	3,281,250
HCA Incorporated	5.88	03/15/2022	3,000,000	2,977,500
HCA Incorporated	7.25	09/15/2020	4,550,000	4,959,500
HCA Incorporated	7.88	02/15/2020	2,000,000	2,195,000
HCA Incorporated	8.50	04/15/2019	1,000,000	1,103,750
Health Management Association 144A	7.38	01/15/2020	2,000,000	2,050,000
HealthSouth Corporation	8.13	02/15/2020	6,200,000	6,618,500
Lifepoint Hospitals Incorporated	6.63	10/01/2020	3,750,000	3,928,125
Tenet Healthcare Corporation 144A	6.25	11/01/2018	4,000,000	4,040,000
Vanguard Health Holdings Incorporated LLC 144A	7.75	02/01/2019	3,000,000	2,940,000
Vanguard Health Holdings Incorporated LLC	8.00	02/01/2018	2,500,000	2,450,000

				45,562,375

Pharmaceuticals : 0.58%
Mylan Incorporated 144A	7.88	07/15/2020	4,000,000	4,400,000

3

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Industrials : 10.93%

Aerospace & Defense : 1.42%

BE Aerospace Incorporated	5.25%	04/01/2022	$1,000,000	$1,010,000
Esterline Technologies Corporation	7.00	08/01/2020	3,750,000	4,153,125
Hexcel Corporation	6.75	02/01/2015	872,000	880,720
Spirit AeroSystems Holdings Incorporated	7.50	10/01/2017	4,500,000	4,815,000

				10,858,845

Building Products : 2.03%

Griffon Corporation	7.13	04/01/2018	4,500,000	4,522,500
Masco Corporation	5.95	03/15/2022	6,000,000	6,155,820
Nortek Incorporated	8.50	04/15/2021	5,000,000	4,850,000

				15,528,320

Commercial Services & Supplies : 2.04%

ACCO Brands Corporation 144A	6.75	04/30/2020	750,000	770,625
Deluxe Corporation	7.00	03/15/2019	6,300,000	6,489,000
Libbey Glass Incorporated 144A	6.88	05/15/2020	3,000,000	3,007,500
Swift Services Holdings Incorporated	10.00	11/15/2018	5,000,000	5,375,000

				15,642,125

Construction & Engineering : 0.73%

Great Lakes Dredge & Dock Company	7.38	02/01/2019	4,000,000	4,040,000
Meritage Homes Corporation 144A	7.00	04/01/2022	1,500,000	1,522,500

				5,562,500

Electrical Equipment : 0.66%

Belden CDT Incorporated	7.00	03/15/2017	2,730,000	2,818,725
Belden CDT Incorporated	9.25	06/15/2019	2,000,000	2,195,000

				5,013,725

Machinery : 2.49%

Briggs & Stratton Corporation	6.88	12/15/2020	2,970,000	3,170,475
Manitowoc Company Incorporated	8.50	11/01/2020	4,000,000	4,290,000
RSC Equipment Rental Incorporated	8.25	02/01/2021	4,000,000	4,230,000
United Rentals Financing Escrow Corporation 144A	7.38	05/15/2020	500,000	512,500
United Rentals Financing Escrow Corporation 144A	7.63	04/15/2022	500,000	511,250
United Rentals North America Incorporated «	8.38	09/15/2020	6,250,000	6,375,000

				19,089,225

Professional Services : 1.56%

Checkout Holdings Corporation 144A¤	0.00	11/15/2015	3,000,000	1,170,000
FTI Consulting Incorporated	6.75	10/01/2020	3,300,000	3,473,250
FTI Consulting Incorporated	7.75	10/01/2016	2,600,000	2,697,500
West Corporation	7.88	01/15/2019	2,000,000	2,005,000
West Corporation	8.63	10/01/2018	2,500,000	2,606,250

				11,952,000

Information Technology : 0.13%

IT Services : 0.13%
Alliance Data Systems Corporation 144A	6.38	04/01/2020	1,000,000	995,000

4

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Materials : 4.90%

Chemicals : 0.31%
Polyone Corporation	7.38%	09/15/2020	$2,250,000	$2,373,750

Containers & Packaging : 2.94%

Berry Plastics Corporation	9.75	01/15/2021	5,500,000	5,720,000
BWAY Corporation	10.00	06/15/2018	4,000,000	4,400,000
Reynolds Group Holdings 144A	7.13	04/15/2019	4,500,000	4,623,750
Reynolds Group Holdings 144A	7.88	08/15/2019	1,000,000	1,057,500
Reynolds Group Holdings 144A	8.50	02/15/2021	4,000,000	3,710,000
Reynolds Group Holdings 144A	9.88	08/15/2019	3,000,000	2,992,500

				22,503,750

Paper & Forest Products : 1.65%

Appleton Papers Incorporated 144A	10.50	06/15/2015	1,000,000	1,065,000
Appleton Papers Incorporated	11.25	12/15/2015	1,634,000	1,719,785
Boise Paper Holdings LLC	9.00	11/01/2017	3,750,000	4,134,375
P.H. Glatfelter Company	7.13	05/01/2016	2,485,000	2,534,700
Resolute Forest Products Incorporated	10.25	10/15/2018	2,758,000	3,123,435

				12,577,295

Telecommunication Services : 5.91%

Diversified Telecommunication Services : 3.65%

Cincinnati Bell Incorporated	8.38	10/15/2020	3,000,000	2,947,500
Cincinnati Bell Incorporated	8.75	03/15/2018	4,000,000	3,710,000
Frontier Communications Corporation «	8.25	04/15/2017	4,000,000	4,130,000
Frontier Communications Corporation	8.75	04/15/2022	2,000,000	2,015,000
Level 3 Communications Incorporated	11.88	02/01/2019	4,000,000	4,290,000
Level 3 Financing Incorporated 144A	8.63	07/15/2020	1,000,000	1,020,000
PAETEC Holding Corporation	9.88	12/01/2018	3,750,000	4,115,625
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	3,500,000	3,797,500
Windstream Corporation	7.50	04/01/2023	2,000,000	1,920,000

				27,945,625

Wireless Telecommunication Services : 2.26%

Cricket Communications Incorporated	7.75	10/15/2020	4,000,000	3,660,000
MetroPCS Communications Incorporated	6.63	11/15/2020	5,015,000	4,852,013
Sprint Capital Corporation	6.90	05/01/2019	4,600,000	4,002,000
Sprint Capital Corporation	8.75	03/15/2032	3,000,000	2,527,500
Sprint Nextel Corporation	6.00	12/01/2016	2,425,000	2,218,875

				17,260,388

Utilities : 4.48%

Electric Utilities : 0.71%
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	5,000,000	5,437,500

Independent Power Producers & Energy Traders : 3.77%

Calpine Corporation 144A	7.50	02/15/2021	4,000,000	4,180,000
Calpine Corporation 144A	7.88	01/15/2023	2,000,000	2,115,000
Energy Future Holdings Corporation	10.00	01/15/2020	4,000,000	4,250,000
Energy Future Holdings Corporation 144A	11.75	03/01/2022	5,000,000	5,100,000
Mirant Americas Generation LLC «	8.50	10/01/2021	5,200,000	4,446,000
NRG Energy Incorporated	8.25	09/01/2020	3,000,000	2,955,000
NRG Energy Incorporated	8.50	06/15/2019	4,000,000	4,000,000

5

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Independent Power Producers & Energy Traders (continued)

RRI Energy Incorporated	7.88%	06/15/2017	$2,000,000	$1,770,000

				28,816,000

Total Corporate Bonds and Notes (Cost $620,774,705)				630,404,016

Municipal Obligations : 0.43%

Florida : 0.43%

Florida Development Financial Corporation Renaissance Charter School Project Series 2011B (Resource Recovery Revenue) §	8.00	12/15/2018	3,180,000	3,278,993

Total Municipal Obligations (Cost $3,180,000)				3,278,993

Term Loans : 2.74%
Chrysler Group LLC	6.00	05/24/2017	5,955,000	5,932,669
Dynegy Holdings Incorporated	9.25	08/04/2016	2,985,000	3,064,819
Goodman Global Holdings Incorporated	9.00	10/30/2017	2,545,455	2,567,091
Harrah’s Entertainment Corporation	3.24	01/28/2015	10,000,000	9,125,000
HCA Incorporated	2.49	11/18/2013	251,131	248,725

Total Term Loans (Cost $21,257,689)				20,938,304

Yankee Corporate Bonds and Notes : 7.86%

Consumer Discretionary : 1.10%

Automobiles : 0.46%
Jaguar Land Rover plc 144A«	8.13	05/15/2021	3,500,000	3,535,000

Media : 0.64%

Intelsat Limited	11.50	02/04/2017	3,916,796	3,848,251
UPCB Finance Limited 144A	7.25	11/15/2021	1,000,000	1,010,000

				4,858,251

Energy : 1.20%

Oil, Gas & Consumable Fuels : 1.20%

Kodiak Oil & Gas Corporation 144A	8.13	12/01/2019	4,000,000	4,120,000
Petrobakken Energy Limited 144A	8.63	02/01/2020	5,000,000	5,075,000

				9,195,000

Financials : 1.43%

Consumer Finance : 0.79%
National Money Mart Company	10.38	12/15/2016	5,500,000	6,077,500

Diversified Financial Services : 0.64%
Aircastle Limited	9.75	08/01/2018	4,500,000	4,893,750

Information Technology : 1.28%

Semiconductors & Semiconductor Equipment : 1.28%

Magnachip Semiconductor Limited	10.50	04/15/2018	5,175,000	5,770,125
Sensata Technologies BV 144A	6.50	05/15/2019	4,000,000	4,010,000

				9,780,125

6

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value

Materials : 2.39%

Chemicals : 1.90%

Ineos Finance plc 144A		7.50%	05/01/2020	$1,000,000	$990,000
Ineos Group Holdings plc 144A		8.38	02/15/2019	1,000,000	1,027,500
Ineos Group Holdings plc 144A		8.50	02/15/2016	4,490,000	4,052,225
LyondellBasell Industries NV 144A		5.00	04/15/2019	4,000,000	4,070,000
Rhodia SA 144A		6.88	09/15/2020	4,000,000	4,400,000

					14,539,725

Paper & Forest Products : 0.49%
Sappi Papier Holding GmbH 144A		6.63	04/15/2021	4,000,000	3,760,000

Telecommunication Services : 0.46%

Wireless Telecommunication Services : 0.46%
Wind Acquisition Finance SA 144A		12.25	07/15/2017	4,738,380	3,506,401

Total Yankee Corporate Bonds and Notes (Cost $60,750,075)					60,145,752

				Principal

Other : 0.10%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)				1,077,943	291,044
VFNC Corporation, Pass-Through Entity, 0.24% 144A(i)(a)(v)±				1,217,539	511,367

Total Other (Cost $276,246)					802,411

		Yield		Shares

Short-Term Investments : 6.61%

Investment Companies : 6.61%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		30,510,213	30,510,213
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19		20,057,454	20,057,454

Total Short-Term Investments (Cost $50,567,667)					50,567,667

Total Investments in Securities (Cost $756,806,382)*	100.15%				766,137,143

Other Assets and Liabilities, Net	(0.15)				(1,132,378)

Total Net Assets	100.00%				$765,004,765

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(i)	Illiquid security
¤	Security issued in zero coupon form with no periodic interest payments.
§	These securities are subject to a demand feature which reduces the effective maturity.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investment
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $757,582,980 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,771,341
Gross unrealized depreciation	(16,217,178)

Net unrealized appreciation	$8,554,163

7

WELLS FARGO ADVANTAGE HIGH INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS — May 31, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage High Income Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate bonds and notes	$0	$630,404,016	$0	$630,404,016

Municipal obligations	0	3,278,993	0	3,278,993

Term loans	0	20,938,304	0	20,938,304

Yankee corporate bonds and notes	0	60,145,752	0	60,145,752

Other	0	0	802,411	802,411

Short-term investments

Investment companies	30,510,213	20,057,454	0	50,567,667

	$30,510,213	$734,824,519	$802,411	$766,137,143

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name			Shares	Value

Common Stocks : 0.10%

Consumer Discretionary : 0.00%

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †			1,840	$8,280

Telecommunication Services : 0.10%

Diversified Telecommunication Services : 0.10%
Fairpoint Communications Incorporated †			70,879	385,582

Total Common Stocks (Cost $1,573,931)				393,862

	Interest Rate	Maturity Date	Principal

Corporate Bonds and Notes : 79.47%

Consumer Discretionary : 20.62%

Auto Components : 1.26%

Allison Transmission Incorporated 144A	7.13	05/15/2019	2,250,000	2,351,250
Cooper Tire & Rubber Company	7.63	03/15/2027	1,935,000	1,915,650
Cooper Tire & Rubber Company	8.00	12/15/2019	450,000	481,500
Goodyear Tire & Rubber Company «	7.00	05/15/2022	325,000	318,500

				5,066,900

Diversified Consumer Services : 2.28%

Carriage Services Incorporated	7.88	01/15/2015	1,715,000	1,727,863
Service Corporation International	7.00	05/15/2019	515,000	543,325
Service Corporation International	7.50	04/01/2027	4,080,000	4,100,400
Service Corporation International	7.63	10/01/2018	850,000	952,000
Service Corporation International	8.00	11/15/2021	525,000	588,000
Service Corporation International Series WI	7.00	06/15/2017	1,125,000	1,251,563

				9,163,151

Hotels, Restaurants & Leisure : 5.64%

Ameristar Casinos Incorporated	7.50	04/15/2021	2,750,000	2,853,125
CCM Merger Incorporated Company Guaranteed 144A	9.13	05/01/2019	1,025,000	1,025,000
CityCenter Holdings LLC	7.63	01/15/2016	175,000	181,125
CityCenter Holdings LLC 144A	7.63	01/15/2016	1,225,000	1,264,813
CityCenter Holdings LLC ¥	11.50	01/15/2017	1,316,279	1,408,419
Dineequity Incorporated	9.50	10/30/2018	3,550,000	3,856,188
Greektown Superholdings Incorporated	13.00	07/01/2015	5,800,000	6,322,000
NAI Entertainment Holdings LLC 144A	8.25	12/15/2017	2,775,000	3,024,750
Penn National Gaming Incorporated	8.75	08/15/2019	450,000	496,125
Ruby Tuesday Incorporated 144A	7.63	05/15/2020	1,800,000	1,665,000
Speedway Motorsports Incorporated	6.75	02/01/2019	575,000	590,813

				22,687,358

Media : 9.33%

Cablevision Systems Corporation	8.63	09/15/2017	900,000	983,250
CCH II Capital Corporation	13.50	11/30/2016	4,689,383	5,252,109
CCO Holdings LLC	8.13	04/30/2020	560,000	616,000
Cinemark USA Incorporated	7.38	06/15/2021	825,000	882,750
Cinemark USA Incorporated	8.63	06/15/2019	3,525,000	3,833,438
CSC Holdings LLC	7.63	07/15/2018	650,000	702,000
CSC Holdings LLC	7.88	02/15/2018	975,000	1,057,875
CSC Holdings LLC	8.50	04/15/2014	125,000	137,656
DISH DBS Corporation	7.88	09/01/2019	1,070,000	1,190,375
EchoStar DBS Corporation	6.63	10/01/2014	675,000	713,813

1

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Media (continued)

EchoStar DBS Corporation	7.75%	05/31/2015	$2,075,000	$2,256,563
Gray Television Incorporated	10.50	06/29/2015	2,600,000	2,678,000
Lamar Media Corporation 144A	5.88	02/01/2022	200,000	201,250
Lamar Media Corporation	7.88	04/15/2018	1,150,000	1,236,250
Lamar Media Corporation Series C	9.75	04/01/2014	1,945,000	2,183,263
LIN Television Corporation	8.38	04/15/2018	1,470,000	1,506,750
Local TV Finance LLC 144A¥	9.25	06/15/2015	2,350,000	2,394,063
National CineMedia LLC 144A	6.00	04/15/2022	625,000	623,438
National CineMedia LLC	7.88	07/15/2021	525,000	548,625
Nexstar Mission Broadcasting Incorporated	8.88	04/15/2017	745,000	778,525
Regal Cinemas Corporation	8.63	07/15/2019	5,000,000	5,437,500
Salem Communications Corporation	9.63	12/15/2016	2,128,000	2,330,160

				37,543,653

Specialty Retail : 2.11%

99 Cents Only Stores Incorporated 144A	11.00	12/15/2019	250,000	266,250
American Greetings Corporation	7.38	12/01/2021	450,000	468,000
CDW Finance LLC	12.54	10/12/2017	675,000	722,250
Gap Incorporated	5.95	04/12/2021	600,000	619,948
Limited Brands Incorporated	5.63	02/15/2022	1,025,000	1,032,688
Limited Brands Incorporated	6.63	04/01/2021	300,000	321,750
RadioShack Corporation «	6.75	05/15/2019	1,775,000	1,311,281
Rent A Center Incorporated	6.63	11/15/2020	400,000	420,000
Toys “R” Us Property Company I LLC	10.75	07/15/2017	1,825,000	1,984,688
Toys “R” Us Property Company II LLC	8.50	12/01/2017	1,300,000	1,337,375

				8,484,230

Consumer Staples : 0.42%

Food Products : 0.42%
B&G Foods Incorporated	7.63	01/15/2018	1,575,000	1,685,250

Energy : 15.12%

Energy Equipment & Services : 2.91%

Bristow Group Incorporated	7.50	09/15/2017	1,515,000	1,568,025
Dresser-Rand Group Incorporated	6.50	05/01/2021	1,025,000	1,045,500
Gulfmark Offshore Incorporated 144A	6.38	03/15/2022	1,635,000	1,643,175
Hornbeck Offshore Services Incorporated 144A	5.88	04/01/2020	350,000	343,000
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	1,435,000	1,503,163
Oil States International Incorporated	6.50	06/01/2019	1,900,000	1,961,750
PHI Incorporated	8.63	10/15/2018	3,550,000	3,638,750

				11,703,363

Oil, Gas & Consumable Fuels : 12.21%

Coffeyville Resources Incorporated 144A	9.00	04/01/2015	2,775,000	2,955,375
Coffeyville Resources Incorporated 144A	10.88	04/01/2017	2,075,000	2,334,375
Crestwood Midstream Part Company	7.75	04/01/2019	600,000	604,500
Denbury Resources Incorporated	6.38	08/15/2021	350,000	363,125
Denbury Resources Incorporated	8.25	02/15/2020	2,400,000	2,592,000
Denbury Resources Incorporated	9.75	03/01/2016	225,000	244,688
El Paso Corporation	6.50	09/15/2020	915,000	1,008,974
El Paso Corporation	7.00	06/15/2017	2,375,000	2,666,467
El Paso Corporation	7.25	06/01/2018	3,935,000	4,461,814
El Paso Corporation	7.42	02/15/2037	760,000	835,615
El Paso Corporation (i)	8.25	02/15/2016	595,000	653,916
Energy Transfer Equity LP	7.50	10/15/2020	3,475,000	3,753,000
Ferrellgas Partners LP	9.13	10/01/2017	3,420,000	3,539,700
Forest Oil Corporation	8.50	02/15/2014	560,000	588,000
Holly Corporation	9.88	06/15/2017	1,870,000	2,066,350
Inergy LP	6.88	08/01/2021	421,000	421,000

2

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Inergy LP	7.00%	10/01/2018	$925,000	$943,500
NGPL Pipeco LLC 144A	7.12	12/15/2017	325,000	310,375
NGPL Pipeco LLC 144A	7.77	12/15/2037	2,000,000	1,730,000
NGPL Pipeco LLC 144A	9.63	06/01/2019	1,425,000	1,471,313
Overseas Shipholding Group	7.50	02/15/2024	200,000	120,000
Regency Energy Partners	6.88	12/01/2018	250,000	261,250
Rockies Express Pipeline 144A	5.63	04/15/2020	325,000	287,625
Rockies Express Pipeline 144A	6.88	04/15/2040	525,000	433,125
Rockies Express Pipeline 144A	7.50	07/15/2038	400,000	350,000
Sabine Pass LNG LP	7.25	11/30/2013	2,600,000	2,710,500
Sabine Pass LNG LP	7.50	11/30/2016	6,750,000	7,138,125
Suburban Propane Partners LP	7.38	03/15/2020	2,550,000	2,677,500
Susser Holdings LLC	8.50	05/15/2016	1,375,000	1,476,406
Targa Resources Partners LP 144A	6.38	08/01/2022	100,000	99,500

				49,098,118

Financials : 18.51%

Capital Markets : 0.27%
Oppenheimer Holdings Incorporated	8.75	04/15/2018	1,100,000	1,111,000

Commercial Banks : 0.69%
Emigrant Bancorp Incorporated 144A(i)	6.25	06/15/2014	3,050,000	2,781,649

Consumer Finance : 11.53%

Ally Financial Incorporated	5.50	02/15/2017	625,000	625,768
American General Finance Corporation	5.40	12/01/2015	300,000	244,500
American General Finance Corporation	5.75	09/15/2016	925,000	735,375
Calpine Construction Finance Corporation 144A	7.25	10/15/2017	3,450,000	3,639,750
Calpine Construction Finance Corporation 144A	8.00	06/01/2016	1,700,000	1,823,250
CIT Group Incorporated 144A	4.75	02/15/2015	2,350,000	2,338,250
CIT Group Incorporated	5.00	05/15/2017	200,000	196,500
CIT Group Incorporated 144A	5.25	04/01/2014	750,000	763,125
CIT Group Incorporated	5.25	03/15/2018	400,000	394,000
CIT Group Incorporated 144A	5.50	02/15/2019	1,025,000	996,813
Ford Motor Credit Company LLC	6.63	08/15/2017	900,000	1,045,400
Ford Motor Credit Company LLC	8.00	12/15/2016	2,700,000	3,264,062
General Motors Finance Company	6.75	06/01/2018	1,200,000	1,288,795
GMAC LLC	7.50	12/31/2013	2,430,000	2,575,800
GMAC LLC	8.00	11/01/2031	525,000	590,625
International Lease Finance Corporation	6.38	03/25/2013	515,000	525,300
International Lease Finance Corporation 144A	6.50	09/01/2014	125,000	130,938
International Lease Finance Corporation 144A	6.75	09/01/2016	125,000	134,063
International Lease Finance Corporation 144A	7.13	09/01/2018	1,550,000	1,705,000
International Lease Finance Corporation	8.63	09/15/2015	1,015,000	1,106,350
Nielson Finance LLC	7.75	10/15/2018	7,265,000	7,809,875
Springleaf Finance Corporation	6.90	12/15/2017	4,975,000	3,905,375
Sprint Capital Corporation	6.88	11/15/2028	7,732,000	5,741,010
Sprint Capital Corporation	8.75	03/15/2032	5,675,000	4,781,188

				46,361,112

Diversified Financial Services : 3.04%

Ally Financial Incorporated	8.30	02/12/2015	300,000	321,000
Interactive Data Corporation	10.25	08/01/2018	1,425,000	1,578,188
Neuberger Berman Group LLC 144A	5.63	03/15/2020	425,000	433,500
Neuberger Berman Group LLC 144A	5.88	03/15/2022	525,000	532,875
NSG Holdings LLC 144A(i)	7.75	12/15/2025	900,000	900,000
Nuveen Investments Incorporated	5.50	09/15/2015	7,800,000	7,020,000
Nuveen Investments Incorporated	10.50	11/15/2015	750,000	757,500
USI Holdings Corporation 144A±	4.34	11/15/2014	475,000	433,438

3

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)

USI Holdings Corporation 144A	9.75%	05/15/2015	$250,000	$248,125

				12,224,626

Insurance : 0.79%
HUB International Holdings Incorporated 144A	10.25	06/15/2015	3,150,000	3,185,438

REITs : 2.19%

Dupont Fabros Technology Incorporated	8.50	12/15/2017	3,970,000	4,327,300
MPT Operating Partnership LP	6.38	02/15/2022	325,000	323,375
MPT Operating Partnership LP	6.88	05/01/2021	1,625,000	1,673,750
Omega Healthcare Investors Incorporated 144A	5.88	03/15/2024	150,000	148,125
Omega Healthcare Investors Incorporated	6.75	10/15/2022	2,200,000	2,321,000

				8,793,550

Health Care : 4.07%

Health Care Equipment & Supplies : 0.19%

Biomet Incorporated ¥	10.38	10/15/2017	515,000	548,153
Fresenius Medical Care Incorporated 144A	5.75	02/15/2021	225,000	222,750

				770,903

Health Care Providers & Services : 3.44%

AvivHealthcare Incorporated	7.75	02/15/2019	1,150,000	1,196,000
Centene Corporation	5.75	06/01/2017	975,000	982,313
Community Health Systems Incorporated Series WI	8.88	07/15/2015	1,253,000	1,285,108
Emergency Medical Services Corporation	8.13	06/01/2019	425,000	433,500
Fresenius Medical Care US Finance Incorporated	6.88	07/15/2017	525,000	574,219
HCA Incorporated	5.88	03/15/2022	100,000	99,250
HCA Incorporated	6.50	02/15/2020	2,050,000	2,165,313
HCA Incorporated	7.25	09/15/2020	1,000,000	1,090,000
HCA Incorporated	7.50	11/15/2095	625,000	481,250
HCA Incorporated	8.50	04/15/2019	175,000	193,156
Health Management plc	6.13	04/15/2016	2,000,000	2,095,000
HealthSouth Corporation	7.25	10/01/2018	450,000	469,125
HealthSouth Corporation	7.75	09/15/2022	450,000	472,500
PSS World Medical Incorporated 144A	6.38	03/01/2022	200,000	202,000
Sabra Health Care LP	8.13	11/01/2018	1,875,000	1,978,125
Tenet Healthcare Corporation	10.00	05/01/2018	105,000	119,700

				13,836,559

Pharmaceuticals : 0.44%

Mylan Incorporated 144A	6.00	11/15/2018	850,000	877,625
Mylan Incorporated 144A	7.63	07/15/2017	100,000	109,125
Mylan Incorporated 144A	7.88	07/15/2020	700,000	770,000

				1,756,750

Industrials : 3.58%

Aerospace & Defense : 0.16%
TransDigm Group Incorporated	7.75	12/15/2018	600,000	637,500

Building Products : 0.09%
Griffon Corporation	7.13	04/01/2018	375,000	376,875

Commercial Services & Supplies : 2.09%

Corrections Corporation of America	7.75	06/01/2017	1,445,000	1,556,988
Covanta Energy Corporation	6.38	10/01/2022	450,000	466,882
Geo Group Incorporated	7.75	10/15/2017	1,705,000	1,820,088

4

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Services & Supplies (continued)

Iron Mountain Incorporated	8.00%	06/15/2020	$1,400,000	$1,470,000
Iron Mountain Incorporated	8.38	08/15/2021	1,440,000	1,537,200
KAR Holdings Incorporated ±	4.47	05/01/2014	1,575,000	1,567,125

				8,418,283

Electrical Equipment : 0.08%
Homer City Funding LLC	8.73	10/01/2026	329,700	319,809

Machinery : 0.86%

Columbus McKinnon Corporation	7.88	02/01/2019	525,000	553,875
Titan International Incorporated	7.88	10/01/2017	400,000	414,000
UR Financing Escrow Corporation 144A	5.75	07/15/2018	2,450,000	2,492,875

				3,460,750

Marine : 0.25%
Hornbeck Offshore Services Company	1.63	11/15/2026	975,000	981,728

Road & Rail : 0.05%
RailAmerica Incorporated	9.25	07/01/2017	204,000	210,834

Information Technology : 5.30%

Communications Equipment : 0.45%

Allbritton Communications Company	8.00	05/15/2018	1,375,000	1,423,125
Avaya Incorporated	9.75	11/01/2015	450,000	371,250

				1,794,375

Computers & Peripherals : 0.13%
Seagate Technology HDD Holdings	7.75	12/15/2018	500,000	538,750

Internet Software & Services : 0.37%

Equinix Incorporated	7.00	07/15/2021	75,000	80,063
Equinix Incorporated	8.13	03/01/2018	1,270,000	1,387,475

				1,467,538

IT Services : 4.35%

Audatex North America Incorporated 144A	6.75	06/15/2018	400,000	412,000
Audatex North America Incorporated 144A	6.75	06/15/2018	175,000	180,250
Fidelity National Information Services Incorporated 144A	5.00	03/15/2022	225,000	218,531
Fidelity National Information Services Incorporated 144A	7.63	07/15/2017	1,850,000	2,004,938
Fidelity National Information Services Incorporated	7.63	07/15/2017	929,000	1,011,449
Fidelity National Information Services Incorporated	7.88	07/15/2020	774,000	857,205
First Data Corporation 144A	7.38	06/15/2019	200,000	200,000
First Data Corporation	11.25	03/31/2016	3,175,000	2,762,250
SunGard Data Systems Incorporated	4.88	01/15/2014	857,000	876,283
SunGard Data Systems Incorporated	7.38	11/15/2018	550,000	559,625
SunGard Data Systems Incorporated	7.63	11/15/2020	100,000	102,500
SunGard Data Systems Incorporated	10.25	08/15/2015	5,850,000	6,010,875
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	2,125,000	2,305,625

				17,501,531

Materials : 1.33%

Chemicals : 0.35%

Celanese US Holdings LLC	6.63	10/15/2018	1,025,000	1,083,938

5

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Chemicals (continued)

Solutia Incorporated	8.75%	11/01/2017	$270,000	$303,750

				1,387,688

Containers & Packaging : 0.98%

Ball Corporation	5.00	03/15/2022	125,000	126,250
Ball Corporation	5.75	05/15/2021	275,000	290,813
Crown Americas LLC	7.63	05/15/2017	500,000	540,000
Crown Holdings Incorporated (i)	7.50	12/15/2096	525,000	448,875
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	1,702,000	1,880,710
Silgan Holdings Incorporated 144A	5.00	04/01/2020	675,000	673,313

				3,959,961

Metals & Mining : 0.00%
Indalex Holdings Corporation (s)(a)	11.50	02/01/2014	3,285,000	0

Telecommunication Services : 6.79%

Diversified Telecommunication Services : 1.87%

GCI Incorporated	6.75	06/01/2021	625,000	615,625
GCI Incorporated	8.63	11/15/2019	2,560,000	2,720,000
Intelsat Jackson Holdings Company	7.25	10/15/2020	925,000	920,375
Intelsat Jackson Holdings Company 144A	7.25	10/15/2020	1,700,000	1,687,250
Qwest Corporation	7.63	08/03/2021	270,000	295,024
SBA Telecommunications Incorporated	8.00	08/15/2016	530,000	565,775
SBA Telecommunications Incorporated	8.25	08/15/2019	146,000	158,410
Telesat Canada Incorporated 144A	6.00	05/15/2017	575,000	564,938

				7,527,397

Wireless Telecommunication Services : 4.92%

CC Holdings V LLC 144A	7.75	05/01/2017	2,350,000	2,526,250
Cricket Communications Incorporated Series I	7.75	05/15/2016	4,755,000	5,016,525
Crown Castle International Corporation	7.13	11/01/2019	1,900,000	2,047,250
Crown Castle International Corporation	9.00	01/15/2015	900,000	978,750
iPCS Incorporated ¥	3.72	05/01/2014	1,764,503	1,689,512
MetroPCS Communications Incorporated	6.63	11/15/2020	1,575,000	1,523,813
MetroPCS Communications Incorporated	7.88	09/01/2018	1,075,000	1,085,750
Sprint Nextel Corporation 144A	11.50	11/15/2021	525,000	553,875
Syniverse Holdings Incorporated	9.13	01/15/2019	4,075,000	4,370,438

				19,792,163

Utilities : 3.73%

Electric Utilities : 1.90%

Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	4,375,000	4,757,813
Ipalco Enterprises Incorporated	5.00	05/01/2018	900,000	886,500
Ipalco Enterprises Incorporated 144A	7.25	04/01/2016	20,000	21,700
Otter Tail Corporation	9.00	12/15/2016	1,815,000	1,960,200

				7,626,213

Gas Utilities : 0.49%

AmeriGas Finance LLC	6.75	05/20/2020	1,600,000	1,576,000
AmeriGas Finance LLC	7.00	05/20/2022	400,000	392,000

				1,968,000

Independent Power Producers & Energy Traders : 1.34%

NRG Energy Incorporated «	7.38	01/15/2017	4,800,000	4,956,000

6

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Independent Power Producers & Energy Traders (continued)

RRI Energy Incorporated	9.68%	07/02/2026	$460,000	$437,000

				5,393,000

Total Corporate Bonds and Notes (Cost $313,477,339)				319,616,005

Non-Agency Mortgage Backed Securities : 2.02%
American Home Mortgage Assets Series 2006 Class 1A1 ±	1.11	09/25/2046	4,153,902	1,857,496
American Home Mortgage Assets Series 2006 Class 1A1 ±	5.47	01/15/2045	1,280,000	1,360,411
Banc of America Commercial Mortgage Incorporated Series 2006 Class AM ±	5.86	07/10/2044	1,515,000	1,434,920
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.87	07/10/2038	2,040,000	2,091,037
Lehman XS Trust Series 2006-18N Class A5A (i)±	0.41	12/25/2036	3,731,897	1,380,474

Total Non-Agency Mortgage Backed Securities (Cost $9,188,895)				8,124,338

	Dividend Yield		Shares

Preferred Stocks : 0.15%

Financials : 0.15%

Consumer Finance : 0.15%
GMAC Capital Trust ±	8.13		26,000	595,920

Total Preferred Stocks (Cost $650,000)				595,920

	Interest Rate	Maturity Date	Principal

Term Loans : 13.38%
Advantage Sales & Marketing Incorporated	7.75	06/18/2018	475,000	472,625
Allison Transmission Incorporated	2.50	08/07/2014	1,897,784	1,861,024
Capital Automotive LP	3.75	03/10/2017	3,137,586	3,078,756
CCM Merger Incorporated	4.75	03/01/2017	2,750,276	2,728,274
Coinmach Corporation	3.00	11/20/2014	3,169,177	2,947,335
Community Health Systems Incorporated	2.25	07/25/2014	2,137,433	2,095,027
Dunkin Brands Incorporated	3.00	11/23/2017	497,661	491,664
Energy Transfer Equity LP	3.00	03/21/2017	875,000	849,476
Fairpoint Communications Incorporated	4.50	01/22/2016	3,541,859	2,955,611
Federal Mogul Corporation	1.94	12/29/2014	2,828,706	2,658,984
Federal Mogul Corporation	1.94	12/28/2015	1,443,217	1,356,624
First Data Corporation	2.75	09/24/2014	5,736,338	5,423,939
Focus Brands Incorporated	9.00	08/22/2018	725,000	728,625
Goodyear Tire & Rubber Company	3.75	04/12/2019	1,500,000	1,451,250
Gray Television Incorporated	3.50	12/31/2014	1,890,394	1,871,490
HCA Incorporated	2.50	05/01/2016	2,850,000	2,790,150
HHI Holdings Limited	5.50	03/21/2017	396,001	394,516
HMSC Corporation	5.50	10/03/2014	677,829	406,697
Level 3 Financing Incorporated	2.25	03/13/2014	1,000,000	972,920
Local TV Finance LLC	4.00	05/07/2015	2,796,494	2,777,254
Merisant Company (i)	4.50	01/08/2014	891,459	879,575
Mission Broadcasting Incorporated	4.00	09/30/2016	77,539	76,861
Newsday LLC	10.50	08/01/2013	2,825,000	2,879,749
Nexstar Broadcasting Incorporated	4.00	09/30/2016	121,283	120,222
Springleaf Finance Corporation	4.25	05/05/2017	700,000	645,456
SunGard Data Systems Incorporated	1.75	02/28/2014	446,911	442,862
The Geo Group Incorporated	2.75	06/22/2017	319,313	316,119
TXU Energy Company LLC	3.50	10/10/2014	13,917,978	8,481,337
TXU Energy Company LLC	4.50	10/10/2017	275,000	159,316
United Surgical Partners International	4.75	03/19/2019	1,025,000	1,014,750

7

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Term Loans (continued)
WASH Multifamily Laundry Systems LLC	5.00%	08/28/2014	$491,968	$487,457

Total Term Loans (Cost $57,873,840)				53,815,945

Yankee Corporate Bonds and Notes : 3.38%

Consumer Discretionary : 0.58%

Media : 0.58%

Videotron Limited 144A	5.00	07/15/2022	225,000	219,375
Videotron Limited	6.38	12/15/2015	380,000	386,650
Videotron Limited	9.13	04/15/2018	1,585,000	1,731,613

				2,337,638

Energy : 0.07%

Oil, Gas & Consumable Fuels : 0.07%
Griffin Coal Mining Company Limited (s)	9.50	12/01/2016	342,722	283,174

Financials : 0.00%

Diversified Financial Services : 0.00%
Preferred Term Securities XII Limited (i)(s)	1.00	12/24/2033	720,000	216

Information Technology : 0.42%

Computers & Peripherals : 0.42%

Seagate HDD Cayman	6.88	05/01/2020	575,000	599,438
Seagate HDD Cayman	7.00	11/01/2021	350,000	367,500
Seagate Technology Holdings	6.80	10/01/2016	650,000	716,625

				1,683,563

Materials : 0.85%

Metals & Mining : 0.85%

Novelis Incorporated	7.25	02/15/2015	990,000	997,752
Novelis Incorporated	8.38	12/15/2017	550,000	580,250
Novelis Incorporated	8.75	12/15/2020	1,725,000	1,824,188

				3,402,190

Telecommunication Services : 1.46%

Wireless Telecommunication Services : 1.46%

Intelsat Jackson Holdings	7.25	04/01/2019	400,000	399,500
Intelsat Jackson Holdings	7.50	04/01/2021	550,000	550,000
Intelsat Limited	8.50	11/01/2019	1,100,000	1,201,750
Intelsat Limited	9.50	06/15/2016	2,214,000	2,289,276
Intelsat Limited	11.25	06/15/2016	1,380,000	1,440,354

				5,880,880

Total Yankee Corporate Bonds and Notes (Cost $13,413,737)				13,587,661

Short-Term Investments : 1.66%

	Yield		Shares

Wells Fargo Advantage Cash Investment Money Market Fund Select Class (v)(l)(u)	0.10		935,246	935,246

8

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Yield	Shares	Value

Investment Companies (continued)

Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19%	5,753,118	$5,753,118

				6,688,364

Total Short-Term Investments (Cost $6,688,364)				6,688,364

Total Investments in Securities (Cost $402,866,106)*	100.16%			402,822,095

Other Assets and Liabilities, Net	(0.16)			(644,891)

Total Net Assets	100.00%			$402,177,204

†	Non-income earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(i)	Illiquid security
±	Variable rate investment
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $403,886,016 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,837,737
Gross unrealized depreciation	(12,901,658)

Net unrealized depreciation	$(1,063,921)

9

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage High Yield Bond Fund (the “Fund”)

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities

Common stocks	$385,582	$0	$8,280	$393,862

Preferred stocks	595,920	0	0	595,920

Corporate bonds and notes	0	319,616,005	0	319,616,005

Non-agency mortgage backed securities	0	8,124,338	0	8,124,338
Term loans	0	52,089,024	1,726,921	53,815,945

Yankee corporate bonds and notes	0	13,587,661	0	13,587,661
Short-term investments

Investment companies	935,246	5,753,118	0	6,688,364

	$1,916,748	$399,170,146	$1,735,201	$402,822,095

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities : 29.78%
FHLMC ±	2.21%	01/01/2036	$106,090	$111,850
FHLMC %%	3.50	06/15/2042	17,275,000	18,100,961
FHLMC %%	4.00	06/15/2042	6,310,000	6,696,488
FHLMC	5.00	08/01/2040	1,295,867	1,396,418
FHLMC %%	5.00	06/15/2042	1,900,000	2,045,469
FHLMC	5.50	11/01/2023	411,678	447,523
FHLMC	5.50	08/01/2038	646,154	702,726
FHLMC	5.50	12/01/2038	8,599,533	9,352,440
FHLMC	5.50	06/01/2040	2,886,859	3,145,924
FHLMC	7.50	05/01/2038	36,478	45,188
FHLMC	8.00	02/01/2030	973	1,207
FHLMC Series 2012-K17 Class B ±144A	4.50	12/25/2044	1,500,000	1,467,305
FHLMC Series 2012-K18 Class B ±144A	4.41	01/25/2045	3,650,000	3,542,810
FHLMC Series 2012-K501 Class C ±	3.49	11/25/2046	3,700,000	3,528,035
FHLMC Series 2012-K705 Class B ±144A	4.16	09/25/2044	579,000	577,868
FHLMC Series 2012-K707 Class B ±144A	3.88	01/25/2047	4,190,000	4,105,442
FHLMC Series 2736 Class BC	5.00	12/15/2029	36,494	36,481
FHLMC Series M009 Class A ±(i)	5.40	10/15/2021	931,097	955,324
FHLMC Series T-42 Class A5	7.50	02/25/2042	3,078,507	3,752,787
FHLMC Series T-57 Class 2A1 ±	3.50	07/25/2043	97,377	100,511
FHLMC Series T-59 Class 2A1 ±	2.99	10/25/2043	85,504	87,263
FNMA ±	2.40	01/01/2036	319,950	343,513
FNMA ±	2.48	09/01/2036	97,015	103,448
FNMA ±	2.51	08/01/2036	141,634	151,261
FNMA %% (a)	3.27	07/23/2042	1,344,000	1,401,330
FNMA	3.50	02/01/2026	3,217,781	3,400,101
FNMA %%	3.50	06/15/2027	2,875,000	3,034,473
FNMA	3.95	09/01/2021	452,135	505,041
FNMA	4.00	09/01/2024	347,266	368,882
FNMA %%	4.00	06/15/2042	22,675,000	24,148,875
FNMA %%	4.00	06/15/2027	2,600,000	2,760,469
FNMA	4.26	04/01/2021	2,959,620	3,361,061
FNMA	4.39	01/01/2020	1,598,230	1,813,171
FNMA	4.46	05/01/2020	1,922,060	2,193,138
FNMA %%	4.50	06/15/2027	3,960,000	4,239,675
FNMA %%	4.50	06/15/2042	21,225,000	22,770,445
FNMA	5.00	01/01/2024	839,593	907,875
FNMA	5.00	02/01/2036	195,015	211,392
FNMA	5.00	06/01/2040	4,792,126	5,217,027
FNMA	5.00	08/01/2040	12,728,202	13,856,769
FNMA %%	5.00	06/15/2042	3,416,000	3,699,955
FNMA	5.50	08/01/2034	608,040	667,273
FNMA	5.50	02/01/2035	189,712	208,193
FNMA	5.50	08/01/2038	2,352,317	2,588,088
FNMA	5.50	08/01/2038	3,168,047	3,485,577
FNMA	6.00	10/01/2037	4,160,562	4,591,874
FNMA	6.00	11/01/2037	357,713	394,796
FNMA	6.00	08/01/2038	489,059	538,689
FNMA %%	6.00	06/15/2042	7,665,000	8,436,291
FNMA	6.50	07/01/2036	162,055	184,118
FNMA	6.50	07/01/2036	84,742	96,263
FNMA	6.50	11/01/2036	54,319	61,714
FNMA	6.50	07/01/2037	4,973,498	5,650,618
FNMA	7.00	03/01/2024	2,735,640	2,916,095
FNMA	7.00	07/01/2036	49,333	57,685
FNMA	7.00	11/01/2037	102,287	115,656
FNMA	7.50	05/01/2038	12,359	13,706
FNMA	7.87	07/01/2026	2,682,949	2,909,458
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	12,204	14,586
FNMA Series 2003-W14 Class 2A ±	2.40	06/25/2035	249,099	261,827
FNMA Series 2003-W14 Class 2A ±	3.54	01/25/2043	135,069	143,405
FNMA Series 2004-7 Class AE	5.00	12/25/2030	163,284	164,037
FNMA Whole Loan Series 2003-W8 Class 4A ±	3.24	11/25/2042	262,650	278,524
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	2,910,903	3,307,501
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	2,224,647	2,587,978

1

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA %%	4.00%	06/15/2042	$4,225,000	$4,611,191
GNMA	5.00	07/20/2040	3,549,795	3,950,952
GNMA	7.50	12/15/2029	1,315	1,605
GNMA II %%	4.50	06/15/2042	7,130,000	7,844,114
GNMA Series 2005-90 Class A	3.76	09/16/2028	1,665,204	1,700,964
GNMA Series 2007-12 Class A	3.96	06/16/2031	897,740	906,460
GNMA Series 2007-12 Class C ±	5.28	04/16/2041	485,000	543,390
GNMA Series 2008-22 Class XM ±(c)	1.40	02/16/2050	13,194,570	487,988
GNMA Series 2008-86 Class D	5.46	06/16/2040	4,365,000	5,196,061

Total Agency Securities (Cost $213,560,294)				219,604,598

Asset-Backed Securities : 0.88%
Chase Issuance Trust Series 2005-A6 Class A6 ±	0.31	07/15/2014	430,000	430,038
Citibank Credit Card Issuance Trust Series 2005-C1 Class C1	5.50	03/24/2017	285,000	315,398
Countrywide Asset Backed Certificates Series 2004-S1 Class A3	4.62	02/25/2035	659,171	627,016
CVS Pass-Through Trust First Lien	6.04	12/10/2028	2,350,377	2,670,663
Discover Card Master Trust Series 2008-A4 Class A4	5.65	12/15/2015	2,345,000	2,468,013

Total Asset-Backed Securities (Cost $5,994,571)				6,511,128

Corporate Bonds and Notes : 23.51%

Consumer Discretionary : 5.28%

Auto Components : 0.45%

Delphi Corporation	6.13	05/15/2021	2,000,000	2,130,000
Lear Corporation	8.13	03/15/2020	1,035,000	1,159,200

				3,289,200

Automobiles : 0.35%
Ford Motor Company «	7.45	07/16/2031	2,000,000	2,605,000

Diversified Consumer Services : 0.27%
Service Corporation International	8.00	11/15/2021	1,800,000	2,016,000

Hotels, Restaurants & Leisure : 0.75%

Agua Caliente Band of Cahuilla Indians 144A(i)	6.44	10/01/2016	682,000	620,981
Darden Restaurants Incorporated	6.80	10/15/2037	2,490,000	3,008,677
Seminole Indian Tribe of Florida 144A	7.75	10/01/2017	1,750,000	1,881,250

				5,510,908

Internet & Catalog Retail : 0.43%
Expedia Incorporated	5.95	08/15/2020	2,985,000	3,165,258

Media : 1.84%

CBS Corporation	7.88	07/30/2030	2,210,000	2,950,231
CCO Holdings LLC	8.13	04/30/2020	2,000,000	2,200,000
DISH DBS Corporation	7.88	09/01/2019	2,000,000	2,225,000
National CineMedia LLC 144A	6.00	04/15/2022	1,800,000	1,795,500
News America Incorporated	7.85	03/01/2039	2,765,000	3,500,045
Vivendi SA 144A	6.63	04/04/2018	800,000	883,252

				13,554,028

Multiline Retail : 0.29%
Macy’s Retail Holdings Incorporated	6.65	07/15/2024	1,750,000	2,118,356

Specialty Retail : 0.90%

Best Buy Company Incorporated	6.75	07/15/2013	2,273,000	2,376,440
Limited Brands Incorporated	6.63	04/01/2021	2,000,000	2,145,000

2

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Specialty Retail (continued)

Sally Beauty Holdings Incorporated 144A	6.88%	11/15/2019	$2,000,000	$2,130,000

				6,651,440

Consumer Staples : 0.93%

Food Products : 0.73%

H.J. Heinz Finance Company 144A	7.13	08/01/2039	2,350,000	3,220,250
TreeHouse Foods Incorporated	7.75	03/01/2018	2,000,000	2,160,000

				5,380,250

Tobacco : 0.20%
Lorillard Incorporated	8.13	06/23/2019	1,185,000	1,478,545

Energy : 2.29%

Energy Equipment & Services : 0.25%
SESI LLC 144A	7.13	12/15/2021	1,710,000	1,863,900

Oil, Gas & Consumable Fuels : 2.04%

Consol Energy Incorporated	8.25	04/01/2020	2,000,000	2,000,000
El Paso Pipeline Partners Operating LLC	5.00	10/01/2021	2,000,000	2,142,984
Energy Transfer Equity LP	7.50	10/15/2020	1,750,000	1,890,000
Energy Transfer Partners LP	6.50	02/01/2042	3,000,000	3,193,371
Newfield Exploration Company	6.88	02/01/2020	1,750,000	1,855,000
Tesoro Corporation	9.75	06/01/2019	2,000,000	2,250,000
Texas Eastern Transmission LP	7.00	07/15/2032	1,250,000	1,671,229

				15,002,584

Financials : 7.91%

Capital Markets : 0.39%
Alterra Finance LLC	6.25	09/30/2020	2,610,000	2,848,157

Commercial Banks : 1.83%

Australia and New Zealand Banking Group Limited 144A	2.40	11/23/2016	3,320,000	3,418,624
Banco Santander Brasil SA 144A«	4.63	02/13/2017	2,110,000	2,046,700
Fifth Third Bancorp	6.25	05/01/2013	2,245,000	2,350,430
Key Bank NA	4.95	09/15/2015	2,180,000	2,332,934
PNC Financial Services Group Incorporated ±	8.25	12/31/2049	1,415,000	1,464,931
Regions Bank	7.50	05/15/2018	1,650,000	1,848,000

				13,461,619

Consumer Finance : 0.34%
SLM Corporation	8.00	03/25/2020	2,485,000	2,543,455

Diversified Financial Services : 2.70%

Bank of America Corporation	6.50	08/01/2016	2,795,000	3,027,407
Bank of America Corporation	7.63	06/01/2019	3,010,000	3,442,615
CIT Group Incorporated	5.38	05/15/2020	2,000,000	1,920,000
Citigroup Incorporated	5.88	01/30/2042	1,890,000	2,016,878
Discover Financial Services 144A	5.20	04/27/2022	2,380,000	2,527,377
International Lease Finance Corporation	8.25	12/15/2020	2,000,000	2,230,000
JPMorgan Chase & Company Series 1 ±	7.90	12/31/2049	1,750,000	1,897,805
Moody’s Corporation	5.50	09/01/2020	2,630,000	2,862,042

				19,924,124

Insurance : 2.29%

Hartford Financial Services Group	5.13	04/15/2022	2,000,000	2,039,392

3

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)

Liberty Mutual Group 144A	6.70%	08/15/2016	$2,220,000	$2,468,926
National Life Insurance Company of Vermont 144A	10.50	09/15/2039	1,600,000	2,156,802
Platinum Underwriters Finance Incorporated Series B	7.50	06/01/2017	2,100,000	2,308,683
Protective Life Corporation	8.45	10/15/2039	2,500,000	3,079,248
Prudential Financial Incorporated ±	8.88	06/15/2068	2,000,000	2,380,000
Torchmark Corporation	9.25	06/15/2019	1,945,000	2,473,435

				16,906,486

REITs : 0.36%
Dexus Property Group 144A	7.13	10/15/2014	2,435,000	2,628,797

Health Care : 1.16%

Biotechnology : 0.44%
Gilead Sciences Incorporated	5.65	12/01/2041	2,800,000	3,254,664

Health Care Providers & Services : 0.72%

Fresenius Medical Care Holdings Incorporated	6.88	07/15/2017	1,500,000	1,640,625
HCA Incorporated	6.50	02/15/2020	1,750,000	1,848,438
Lifepoint Hospitals Incorporated	6.63	10/01/2020	1,750,000	1,833,125

				5,322,188

Industrials : 2.73%

Aerospace & Defense : 0.28%

Hexcel Corporation	6.75	02/01/2015	167,000	168,670
Spirit AeroSystems Incorporated	6.75	12/15/2020	1,800,000	1,926,000

				2,094,670

Building Products : 0.20%
Masco Corporation «	5.95	03/15/2022	1,450,000	1,487,657

Commercial Services & Supplies : 0.24%
Penske Truck Leasing Company 144A	3.13	05/11/2015	1,755,000	1,768,566

Industrial Conglomerates : 0.37%
General Electric Capital Corporation ±	6.38	11/15/2067	2,670,000	2,746,763

Machinery : 0.86%

Briggs & Stratton Corporation	6.88	12/15/2020	1,750,000	1,868,125
Case New Holland Incorporated	7.88	12/01/2017	2,000,000	2,280,000
SPX Corporation	6.88	09/01/2017	2,000,000	2,180,000

				6,328,125

Professional Services : 0.78%

FTI Consulting Incorporated	6.75	10/01/2020	2,000,000	2,105,000
Verisk Analytics Incorporated	5.80	05/01/2021	3,220,000	3,619,718

				5,724,718

Information Technology : 0.88%

Communications Equipment : 0.26%
Brocade Communications Systems Incorporated	6.88	01/15/2020	1,750,000	1,907,500

Electronic Equipment, Instruments & Components : 0.35%
Corning Incorporated	7.25	08/15/2036	2,092,000	2,615,713

4

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Internet Software & Services : 0.27%
Tencent Holdings Limited 144A	4.63%	12/12/2016	$1,935,000	$1,967,558

Materials : 0.60%

Containers & Packaging : 0.15%
Reynolds Group Holdings Limited 144A	7.88	08/15/2019	1,000,000	1,057,500

Paper & Forest Products : 0.45%
International Paper Company	7.30	11/15/2039	2,665,000	3,341,638

Telecommunication Services : 0.80%

Diversified Telecommunication Services : 0.34%

Frontier Communications Corporation «	8.25	04/15/2017	750,000	774,375
Windstream Corporation	7.75	10/15/2020	1,750,000	1,750,000

				2,524,375

Wireless Telecommunication Services : 0.46%

Alltel Corporation	7.00	07/01/2012	1,285,000	1,290,982
American Tower Corporation	7.00	10/15/2017	1,765,000	2,063,356

				3,354,338

Utilities : 0.93%

Electric Utilities : 0.29%
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	2,000,000	2,175,000

Independent Power Producers & Energy Traders : 0.64%

Calpine Corporation 144A	7.50	02/15/2021	1,350,000	1,410,750
FPL Energy Caithness Funding 144A(i)	7.65	12/31/2018	1,734,448	1,802,265
NRG Energy Incorporated	7.63	01/15/2018	1,500,000	1,496,250

				4,709,265

Total Corporate Bonds and Notes (Cost $164,970,884)				173,328,345

Municipal Obligations : 0.91%

California : 0.44%

San Jose CA Taxable Series B (Airport Revenue, AGM LOC)	6.60	03/01/2041	3,000,000	3,258,990

Illinois : 0.43%

Illinois (GO)	4.51	03/01/2015	3,000,000	3,182,280

Other : 0.04%

Seneca Nation Indians Capital Improvements Authority Series 07 B (Miscellaneous Revenue) 144A(i)	6.75	12/01/2013	250,000	248,293

Total Municipal Obligations (Cost $6,166,887)				6,689,563

Non-Agency Mortgage Backed Securities : 2.83%
Banc of America Commercial Mortgage Incorporated Series 2004-3 Class A5 ±	5.55	06/10/2039	1,534,219	1,640,702
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	1,094,003	1,094,783
Commercial Mortgage Trust Pass-Through Certificates Series 2006 Class C7 ±	5.77	06/10/2046	2,555,000	2,606,154
Credit Suisse First Boston Mortgage Securities Corporation Series 1998-C2 Class AX ±(c)	0.38	11/15/2030	556,533	3,789

5

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2	7.88%	07/25/2027	$97,387	$95,479
GE Capital Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	4.89	03/10/2040	3,000,000	3,163,317
Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A3	4.83	11/15/2027	2,061,471	2,085,710
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	3,365,000	3,729,837
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.90	05/28/2040	1,494,228	10,086
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM ±	5.20	12/12/2049	2,285,000	2,186,306
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	04/14/2040	2,205,000	2,317,005
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)(i)	0.74	10/28/2033	1,208,152	6,403
Morgan Stanley Capital I Series 2006-HQ10 Class AM	5.36	11/12/2041	575,000	597,001
SACO I Trust Series 2005-2 Class A ±144A(i)	0.64	04/25/2035	6,799	2,995
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY7 Class 3A2 ±	5.16	07/25/2037	1,833,146	1,301,299

Total Non-Agency Mortgage Backed Securities (Cost $21,109,080)				20,840,866

U.S. Treasury Securities : 32.32%
U.S. Treasury Bond	3.13	02/15/2042	8,835,000	9,699,169
U.S. Treasury Bond	4.25	11/15/2040	10,785,000	14,409,774
U.S. Treasury Bond	4.38	05/15/2040	4,115,000	5,602,186
U.S. Treasury Bond	4.50	02/15/2036	4,415,000	6,046,479
U.S. Treasury Bond	6.25	08/15/2023	11,190,000	16,410,829
U.S. Treasury Bond	6.38	08/15/2027	11,690,000	18,298,497
U.S. Treasury Note	0.25	01/31/2014	12,880,000	12,877,991
U.S. Treasury Note	0.50	08/15/2014	41,190,000	41,376,632
U.S. Treasury Note	0.63	12/31/2012	10,485,000	10,513,257
U.S. Treasury Note	1.00	10/31/2016	48,715,000	49,590,360
U.S. Treasury Note	1.25	04/15/2014	20,590,000	20,961,588
U.S. Treasury Note «	1.75	05/15/2022	13,292,000	13,512,142
U.S. Treasury Note	2.25	07/31/2018	17,585,000	19,037,134

Total U.S. Treasury Securities (Cost $228,542,562)				238,336,038

Yankee Corporate Bonds and Notes : 8.96%

Consumer Discretionary : 0.66%

Media : 0.66%

British Sky Broadcasting Group plc 144A	9.50	11/15/2018	2,170,000	2,950,968
Myriad International Holdings BV 144A	6.38	07/28/2017	1,755,000	1,926,113

				4,877,081

Consumer Staples : 0.40%

Tobacco : 0.40%
BAT International Finance plc 144A	3.25	06/07/2022	2,930,000	2,902,575

Energy : 0.61%

Energy Equipment & Services : 0.30%
Weatherford International Limited	9.63	03/01/2019	1,665,000	2,195,922

Oil, Gas & Consumable Fuels : 0.31%
Petrobras International Finance Company	6.75	01/27/2041	2,000,000	2,311,202

6

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Financials : 5.17%

Capital Markets : 0.13%
Macquarie Group Limited 144A	6.00%	01/14/2020	$1,000,000	$1,002,293

Commercial Banks : 4.38%

Banco Macro SA 144A	5.50	07/12/2020	2,510,000	2,779,825
Bank Nederlandse Gemeenten 144A	2.50	01/11/2016	5,420,000	5,548,281
Bank of Nova Scotia 144A	2.15	08/03/2016	2,790,000	2,903,673
BBVA Bancomer SA 144A	4.50	03/10/2016	2,090,000	2,058,650
Commonwealth Bank of Australia ±144A	6.02	12/31/2049	1,580,000	1,486,669
Export Import Bank of Korea	5.13	06/29/2020	2,600,000	2,862,007
ICICI Bank Limited 144A	4.75	11/25/2016	3,000,000	2,927,796
Itau Unibanco Holdings SA 144A	5.75	01/22/2021	2,335,000	2,335,000
Kommunalbanken AS 144A	2.38	01/19/2016	2,330,000	2,426,085
Landwirtsch Rentenbank	2.50	02/15/2016	3,150,000	3,311,929
Westpac Banking Corporation 144A	1.90	12/14/2012	3,615,000	3,638,982

				32,278,897

Consumer Finance : 0.66%

Inmarsat Finance plc 144A	7.38	12/01/2017	1,750,000	1,863,750
Rio Tinto Finance USA Limited	9.00	05/01/2019	2,175,000	2,989,942

				4,853,692

Materials : 0.72%

Chemicals : 0.21%
LyondellBasell Industries NV 144A	5.00	04/15/2019	1,525,000	1,551,688

Metals & Mining : 0.51%

Arcelormittal «	6.13	06/01/2018	1,900,000	1,915,388
Teck Resources Limited	10.25	05/15/2016	1,650,000	1,863,502

				3,778,890

Telecommunication Services : 0.95%

Diversified Telecommunication Services : 0.59%

Telecom Italia Capital SA	5.25	10/01/2015	1,545,000	1,498,650
Telefonos de Mexico SAB de CV	5.50	11/15/2019	2,485,000	2,848,491

				4,347,141

Wireless Telecommunication Services : 0.36%
Globo Communicacoes Participacoes SA 144A	4.88	04/11/2022	2,605,000	2,631,050

Utilities : 0.45%

Electric Utilities : 0.45%
Western Power Distributions Holdings Limited 144A	7.38	12/15/2028	2,750,000	3,306,031

Total Yankee Corporate Bonds and Notes (Cost $62,055,350)				66,036,462

Yankee Government Bonds : 0.38%

State of Qatar 144A	4.50	01/20/2022	2,580,000	2,769,630

Total Yankee Government Bonds (Cost $2,553,982)				2,769,630

Other : 0.21%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			1,165,906	314,795

7

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security Name				Principal	Value

Other (continued)
VFNC Corporation, Pass-Through Entity, 0.24% ±144A(a)(i)(v)				$3,022,336	$1,269,381

Total Other (Cost $493,662)					1,584,176

		Yield		Shares

Short-Term Investments : 17.22%

Investment Companies : 17.15%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)		0.10%		111,046,194	111,046,194
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19		15,467,999	15,467,999

					126,514,193

			Maturity Date	Principal

U.S. Treasury Securities : 0.07%

U.S. Treasury Bill # (z)		0.03	06/28/2012	$500,000	499,989

Total Short-Term Investments (Cost $127,014,164)					127,014,182

Total Investments in Securities (Cost $832,461,436)*	117.00%				862,714,988

Other Assets and Liabilities, Net	(17.00)				(125,340,550)

Total Net Assets	100.00%				$737,374,438

±	Variable rate investment
%%	Security issued on a when-issued (TBA) basis
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $785,885,623 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$78,726,251
Gross unrealized depreciation	(1,896,886)

Net unrealized appreciation	$76,829,365

8

WELLS FARGO ADVANTAGE INCOME PLUS FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Income Plus Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$218,203,268	$1,401,330	$219,604,598

Asset-backed securities	0	6,511,128	0	6,511,128

Corporate bonds and notes	0	173,328,345	0	173,328,345

Municipal obligations	0	6,689,563	0	6,689,563

Non-agency mortgage backed securities	0	20,840,866	0	20,840,866
U.S. Treasury securities	238,336,038	0	0	238,336,038

Yankee corporate bonds and notes	0	66,036,462	0	66,036,462
Yankee government bonds	0	2,769,630	0	2,769,630

Other	0	0	1,584,176	1,584,176

Short-term investments

Investment companies	111,046,194	15,467,999	0	126,514,193

U.S. Treasury securities	499,989	0	0	499,989

	$349,882,221	$509,847,261	$2,985,506	$862,714,988

As of May 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(443,043)	$0	$0	$(443,043)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended May 31, 2012, the Fund entered into futures contracts to speculate on interest rates.

At May 31, 2012, the Fund had long/short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at May 31, 2012	Unrealized Gains (Losses)
September 2012	14 Long	2-Year U.S. Treasury Notes	$3,085,688	$1,942
September 2012	145 Long	5-Year U.S. Treasury Notes	18,007,188	66,560
September 2012	161 Short	10-Year U.S. Treasury Notes	21,563,938	(186,462)
September 2012	126 Short	30-Year U.S. Treasury Bonds	18,864,563	(325,083)

The Fund had an average notional amount of $14,420,490 and $25,178,994 in long and short futures contracts, respectively, during the nine months ended May 31, 2012.

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities : 45.37%
FHLMC %%(a)	2.33%	06/25/2042	$5,535,000	$5,727,143
FHLMC ±	2.73	06/01/2042	3,077,601	3,212,047
FHLMC ±	2.91	01/01/2042	4,822,443	5,062,962
FHLMC ±	3.58	08/01/2041	1,975,012	2,080,376
FHLMC ±	3.63	10/01/2041	9,595,939	10,129,109
FHLMC	4.50	05/15/2037	2,100,493	2,223,881
FHLMC	5.00	03/15/2039	5,276,938	5,649,544
FHLMC ±	5.15	05/01/2038	4,460,231	4,835,239
FHLMC ±	5.82	07/01/2038	18,795,000	20,396,687
FHLMC ±	5.89	07/01/2038	30,560,000	33,195,025
FHLMC ±	5.97	06/01/2038	16,457,000	17,884,373
FHLMC	6.00	02/01/2035	4,330,757	4,873,680
FHLMC	6.00	05/15/2039	9,651,066	10,684,504
FHLMC ±	6.05	05/01/2042	4,360,000	4,747,817
FHLMC	6.50	11/01/2037	1,945,361	2,218,765
FHLMC	6.50	12/01/2038	2,958,847	3,306,265
FHLMC	7.00	05/01/2035	3,313,928	3,960,084
FHLMC	7.00	03/25/2044	2,619,143	3,055,663
FHLMC Series 3035 Class PA	5.50	09/15/2035	3,858,949	4,282,109
FHLMC Series 3674 Class HJ	5.50	04/15/2040	23,286,120	25,676,473
FHLMC Series 3704 Class CT	7.00	12/15/2036	3,423,871	4,008,548
FHLMC Series T-11 Class A8	6.50	01/25/2028	2,550,638	2,909,109
FHLMC Series T-42 Class A5	7.50	02/25/2042	66,274	80,790
FHLMC Series T-60 Class 1A3	7.50	03/25/2044	83,783	96,039
FHLMC Structured Pass-Through Securities Series T-41 Class 3A ±	6.96	07/25/2032	165,665	191,866
FHLMC Structured Pass-Through Securities Series T-51 Class 2A ±	7.50	08/25/2042	2,472,985	2,948,284
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	798,845	909,555
FHLMC Structured Pass-Through Securities Series T-57 Class 1A3	7.50	07/25/2043	558,980	648,465
FHLMC Structured Pass-Through Securities Series T-59 Class 1A3	7.50	10/25/2043	230,909	265,559
FNMA ±	2.42	05/01/2042	4,242,000	4,397,656
FNMA ±	2.94	04/01/2042	2,645,162	2,777,522
FNMA ±	2.95	12/01/2041	3,590,582	3,765,275
FNMA ±	3.08	10/01/2041	1,749,503	1,836,782
FNMA ±	3.13	06/01/2042	3,330,257	3,480,197
FNMA ±	3.30	11/01/2041	9,399,400	9,899,580
FNMA ±	3.34	12/01/2041	3,630,151	3,826,159
FNMA ±	3.35	07/01/2041	16,390,048	17,231,031
FNMA ±	3.41	10/01/2041	4,213,603	4,444,797
FNMA ±	3.52	10/01/2041	9,534,754	10,047,798
FNMA ±	3.56	07/01/2041	6,504,156	6,846,542
FNMA ±	3.60	09/01/2041	13,079,348	13,790,804
FNMA ±	3.65	07/01/2041	10,497,518	11,073,240
FNMA ±	3.67	07/01/2041	3,628,492	3,828,246
FNMA ±	5.15	04/01/2038	355,879	385,437
FNMA	5.50	05/25/2040	35,949,865	39,837,034
FNMA %%±	5.53	09/01/2037	3,940,461	4,271,961
FNMA ±	5.60	05/01/2042	25,587,000	27,760,375
FNMA ±	5.92	05/01/2042	25,900,000	28,150,345
FNMA	6.00	03/25/2035	1,821,000	2,067,805
FNMA	6.00	04/01/2035	6,739,540	7,681,808
FNMA	6.00	08/01/2037	31,500,304	35,523,812
FNMA	6.00	10/01/2038	17,184,530	19,379,496
FNMA	6.00	03/01/2040	15,239,515	16,819,345
FNMA	6.06	07/01/2012	2,589,043	2,627,460
FNMA ±	6.13	05/01/2042	6,181,000	6,731,156
FNMA	6.50	08/01/2036	3,088,422	3,500,373
FNMA	6.50	08/01/2037	19,129,396	21,913,120
FNMA	6.50	06/01/2038	16,371,081	18,707,370
FNMA	6.50	08/01/2039	14,090,167	16,100,950
FNMA	6.50	02/01/2041	4,495,354	5,136,878
FNMA	7.00	04/01/2035	3,377,164	4,024,661
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	06/25/2030	845,275	988,582
FNMA Grantor Trust Series 2001-T1 Class A1	7.50	10/25/2040	4,174,718	4,832,008

1

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Grantor Trust Series 2001-T16 Class A2	7.00%	07/25/2042	$1,755,223	$2,070,676
FNMA Grantor Trust Series 2001-T3 Class A1	7.50	11/25/2040	919,496	1,050,911
FNMA Grantor Trust Series 2001-T8 Class A1	7.50	07/25/2041	1,104,232	1,219,832
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	4,651,421	5,559,076
FNMA Grantor Trust Series 2002-T19 Class A3	7.50	07/25/2042	1,586,564	1,910,738
FNMA Series 1999-T2 Class A1 ±	7.50	01/19/2039	587,203	665,206
FNMA Series 2001-50 Class BA	7.00	10/25/2041	94,966	102,490
FNMA Series 2001-T4 Class A1	7.50	07/25/2041	122,713	144,176
FNMA Series 2001-W3 Class A ±	7.00	09/25/2041	1,027,601	1,189,828
FNMA Series 2002-14 Class A1	7.00	01/25/2042	881,201	1,025,444
FNMA Series 2002-14 Class A2	7.50	01/25/2042	1,841,196	2,166,596
FNMA Series 2002-26 Cass A2	7.50	01/25/2048	2,104,822	2,475,179
FNMA Series 2002-26 Class A1	7.00	01/25/2048	1,186,120	1,390,702
FNMA Series 2002-33 Class A2	7.50	06/25/2032	284,394	327,069
FNMA Series 2002-80 Class A1	6.50	11/25/2042	1,856,594	2,088,959
FNMA Series 2002-90 Class A1	6.50	06/25/2042	33,386	39,395
FNMA Series 2002-W1 Class 2A ±	7.07	02/25/2042	747,979	880,742
FNMA Series 2002-W6 Class 2A ±	7.11	06/25/2042	469,821	548,214
FNMA Series 2002-W6 Class 2A1 ±	6.63	06/25/2042	15,865	18,119
FNMA Series 2003-W1 Class 2A ±	7.05	12/25/2042	339,639	399,625
FNMA Series 2003-W2 Class 1A1	6.50	07/25/2042	23,612	27,481
FNMA Series 2003-W4 Class 4A ±	7.27	10/25/2042	1,149,941	1,362,925
FNMA Series 2004-W2 Class 5A	7.50	03/25/2044	224,611	262,989
FNMA Series 2004-W9 Class 1A3	6.05	02/25/2044	6,279,603	6,942,886
FNMA Series 2004-W9 Class 2A3	7.50	02/25/2044	1,140,723	1,364,251
FNMA Series 2005-W3 Class 1A	7.50	03/25/2045	375,490	439,302
FNMA Series 2006-114 Class PD	6.00	12/25/2036	10,541,187	11,916,924
FNMA Series 2006-42 Class B	6.00	06/25/2036	2,602,459	2,903,369
FNMA Series 2008-46 Class LA	5.50	06/25/2038	1,446,546	1,585,822
FNMA Series 2009-111 Class CL	4.50	03/25/2038	2,930,166	3,099,205
FNMA Series 2009-14 Class A	7.00	06/25/2035	4,745,211	5,445,508
FNMA Series 2009-19 Class TA	4.50	12/25/2037	2,765,155	2,872,114
FNMA Series 2009-47 Class MT	7.00	07/25/2039	2,443,628	2,793,871
FNMA Series 2009-47 Class PA	4.50	07/25/2039	6,103,789	6,467,923
FNMA Series 2010-111 Class WA ±	6.04	10/25/2040	1,514,823	1,740,229
FNMA Series 2010-64 Class BA	5.00	05/25/2040	11,286,370	12,006,565
FNMA Series 2011-M2 Class A1	2.02	07/25/2021	4,888,322	4,971,077
FNMA Series 2012-3 Class CD	7.00	02/25/2042	18,288,552	20,625,899
FNMA Whole Loan Series 2002-W8 Class A3	7.50	06/25/2042	162,144	185,008
FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	05/25/2044	9,837,987	11,191,531
FNMA Whole Loan Series 2004-W14 Class 2A	7.50	07/25/2044	193,002	224,727
FNMA Whole Loan Series 2004-W8 Class 3A	7.50	06/25/2044	1,909,255	2,263,534
FNMA Whole Loan Series 2005-W1 Class 1A4	7.50	10/25/2044	650,400	758,643
FNMA Whole Loan Series 2005-W4 Class 1A3	7.00	08/25/2035	1,456,890	1,698,278
GNMA ±	3.00	10/20/2041	9,809,250	10,348,907
GNMA ±	3.00	01/20/2042	1,803,786	1,905,840
GNMA	6.00	09/15/2035	17,330,165	19,598,163
GNMA Series 2009-42 Class CT	6.00	08/16/2035	2,149,090	2,451,003

Total Agency Securities (Cost $706,798,082)				711,672,517

Asset-Backed Securities : 8.38%
AESOP Funding II LLC Series 2011-2A Class A 144A	2.37	11/20/2014	7,510,000	7,632,519
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.04	02/15/2017	9,401,000	9,452,195
Capital Auto Receivables Asset Carat Series 2008-1 Class A4A	4.46	07/15/2014	380,443	381,879
Citibank Omni Master Trust Series 2009-A14 Class A14 ±144A	2.99	08/15/2018	10,484,000	11,029,136
Greenwich Capital Commercial Funding Corporation Series 2005-GGS Class A4 ±	5.24	04/10/2037	8,210,000	8,730,678
MMCA Automobile Trust Series 2009-A Class A4 144A	6.25	11/16/2015	3,394,148	3,477,732
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.55	10/26/2026	8,274,000	8,220,952
Santander Drive Auto Receivable Trust Series 2012-3 Class A2	0.83	04/15/2015	5,583,000	5,583,904
Santander Drive Auto Receivable Trust Series 2012-3 Class A3	1.08	04/15/2016	4,652,000	4,657,567
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.60	03/15/2019	2,780,755	2,757,091
SLM Student Loan Trust Series 2005-1 Class A2 ±	0.55	04/27/2020	2,931,852	2,907,363
SLM Student Loan Trust Series 2005-10 Class A5 ±	0.60	07/26/2021	10,432,000	10,165,696

2

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.57%	04/25/2025	$5,432,000	$5,319,691
SLM Student Loan Trust Series 2008-4 Class A3 ±	1.72	10/25/2017	3,358,000	3,444,445
SLM Student Loan Trust Series 2010-1 Class A ±	0.64	03/25/2025	3,831,376	3,828,699
SLM Student Loan Trust Series 2011-B Class A4 ±144A	1.09	12/16/2024	4,601,489	4,584,665
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.64	12/15/2023	4,974,712	5,004,525
SLM Student Loan Trust Series 2012-3 Class A ±	0.89	12/26/2025	24,490,000	24,489,985
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.34	08/15/2023	9,789,000	9,789,000

Total Asset-Backed Securities (Cost $131,145,075)				131,457,722

Non-Agency Mortgage Backed Securities : 5.47%
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	1,042,443	1,051,693
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A5	4.81	12/10/2042	4,608,000	4,875,153
Bank of America Commercial Mortgage Incorporated Series 2005-6 Class A4 ±	5.19	09/10/2047	3,580,000	3,989,019
Citigroup Commercial Mortgage Trust Series 2005-EMG Class A4 144A	4.52	09/20/2051	2,116,206	2,149,636
Commercial Mortgage Pass-Through Certificates Series 2005-LP5 Class A4 ±	4.98	05/10/2043	5,726,000	6,249,923
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A4 ±	5.01	02/15/2038	3,595,000	3,888,632
Developers Diversified Realty Corporation Series 2009-DDR1 Class A 144A	3.81	10/14/2022	20,295,458	21,330,972
ESA Trust Series 2010-ESHA Class A 144A	2.95	11/05/2027	8,508,292	8,576,264
GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4 ±	5.30	08/10/2038	3,671,000	3,881,679
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	3,620,584	3,832,084
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	08/15/2029	4,578,000	4,871,331
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3 ±	5.45	11/15/2030	3,106,000	3,227,069
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	07/12/2038	1,968,000	2,051,766
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A3 ±	5.22	11/12/2037	2,068,574	2,074,735
Morgan Stanley Capital I Series 2005-T17 Class A5	4.78	12/13/2041	4,537,000	4,844,314
Morgan Stanley Capital I Series 2012-C4 Class A2	2.11	03/15/2045	8,881,000	8,987,603

Total Non-Agency Mortgage Backed Securities (Cost $85,577,167)				85,881,873

U.S. Treasury Securities : 39.72%
U.S. Treasury Note	0.25	04/30/2014	53,158,000	53,143,488
U.S. Treasury Note	0.25	05/31/2014	51,810,000	51,793,835
U.S. Treasury Note	0.25	02/15/2015	27,464,000	27,397,482
U.S. Treasury Note	0.25	05/15/2015	144,479,000	144,061,311
U.S. Treasury Note	0.38	04/15/2015	184,043,000	184,201,093
U.S. Treasury Note «	1.75	01/31/2014	105,493,000	108,089,077
U.S. Treasury Note	2.38	02/28/2015	51,437,000	54,266,035

Total U.S. Treasury Securities (Cost $622,685,095)				622,952,321

Yankee Corporate Bonds and Notes : 1.15%

Financials : 1.15%

Commercial Banks : 1.15%
Nordea Eiendomskreditt AS ±144A	0.89	04/07/2014	18,010,000	17,986,857

Total Yankee Corporate Bonds and Notes (Cost $18,010,000)				17,986,857

3

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

Security Name			Principal	Value

Other : 0.05%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			$550,109	$148,529
VFNC Corporation, Pass-Through Entity, 0.24% ±144A(i)(a)(v)			1,426,028	598,932

Total Other (Cost $232,925)				747,461

		Yield	Shares

Short-Term Investments : 2.10%

Investment Companies : 2.10%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##		0.01%	22,600,140	22,600,140
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	10,293,075	10,293,075

Total Short-Term Investments (Cost $32,893,215)				32,893,215

Total Investments in Securities (Cost $1,597,341,559)*	102.24%			1,603,591,966

Other Assets and Liabilities, Net	(2.24)			(35,146,927)

Total Net Assets	100.00%			$1,568,445,039

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
%%	Security issued on a when-issued (TBA) basis
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,598,137,447 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,872,661
Gross unrealized depreciation	(2,418,142)

Net unrealized appreciation	$5,454,519

4

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$711,672,517	$0	$711,672,517

Asset-backed securities	0	131,457,722	0	131,457,722

Non-agency mortgage backed securities	0	85,881,873	0	85,881,873

U.S. Treasury securities	622,952,321	0	0	622,952,321

Yankee corporate bonds and notes	0	17,986,857	0	17,986,857

Other	0	0	747,461	747,461

Short-term investments

Investments companies	22,600,140	10,293,075	0	32,893,215

	$645,552,461	$957,292,044	$747,461	$1,603,591,966

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities : 8.12%
FHLMC	1.13%	07/27/2012	$3,000,000	$3,004,359
FHLMC ±	2.38	04/01/2032	79,244	83,730
FHLMC ±	2.61	07/01/2029	8,511	8,997
FHLMC ±	2.66	09/01/2031	7,974	8,105
FHLMC	3.63	10/18/2013	10,000,000	10,456,880
FHLMC ±	3.95	05/01/2026	211,291	222,315
FHLMC	7.00	11/17/2013	7,005	7,023
FHLMC	7.50	06/01/2012	100	100
FHLMC	7.50	10/01/2012	820	824
FHLMC	8.50	09/01/2017	209,459	233,049
FHLMC	9.00	08/01/2018	196,085	221,750
FHLMC	9.00	06/01/2019	232,721	263,705
FHLMC	9.00	10/01/2019	364,790	425,360
FHLMC	9.50	12/01/2022	331,339	382,404
FHLMC	10.50	01/01/2016	3,507	3,926
FHLMC	10.50	11/01/2017	1,381	1,614
FHLMC	10.50	08/01/2018	128,274	150,125
FHLMC	10.50	02/01/2019	1,795	2,134
FHLMC	10.50	04/01/2019	999	1,201
FHLMC	10.50	05/01/2019	709	856
FHLMC	10.50	06/01/2019	8,319	9,855
FHLMC	10.50	07/01/2019	1,452	1,761
FHLMC Series 2301 Class MO	6.00	10/15/2013	2,727,896	2,782,840
FHLMC Series 2958 Class QD	4.50	04/15/2020	3,703,000	4,034,321
FHLMC Series T-57 Class 2A1 ±	3.50	07/25/2043	33,270	34,341
FHLMC Series T-59 Class 2A1 ±	2.99	10/25/2043	1,258,567	1,284,470
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	656,689	789,012
FNMA ±	2.30	11/01/2031	108,224	113,312
FNMA	3.25	04/01/2015	4,544,446	4,827,314
FNMA	6.00	04/01/2021	2,726,332	2,958,298
FNMA	6.00	03/01/2033	1,317,191	1,485,435
FNMA	6.50	08/01/2031	794,963	913,876
FNMA	8.00	03/01/2013	1,495	1,503
FNMA	8.00	04/01/2017	283,042	314,168
FNMA	8.00	09/01/2019	200,848	224,234
FNMA	8.00	09/01/2023	19,827	22,360
FNMA	8.33	07/15/2020	63,350	73,181
FNMA	8.50	07/01/2018	118,604	132,722
FNMA	8.50	02/01/2023	146,857	163,812
FNMA	9.00	02/15/2020	2,339	2,759
FNMA	9.00	11/01/2024	190,589	229,823
FNMA	11.00	10/15/2020	175,635	189,193
FNMA	12.00	03/01/2017	24,428	26,899
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	119,612	144,319
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	05/25/2042	1,027,398	1,328,387
FNMA Series 1989-29 Class Z	10.00	06/25/2019	203,899	232,655
FNMA Series 1989-63 Class Z	9.40	10/25/2019	116,245	129,867
FNMA Series 2004-90 Class XY	4.00	09/25/2034	2,643,034	2,813,067
FNMA Series G95-2 ±	10.00	05/25/2020	281,139	58,466
FNMA Whole Loan Series 2003-W06 Class 6A ±	3.13	08/25/2042	1,733,804	1,874,128
FNMA Whole Loan Series 2003-W06 Class PT4 ±	9.28	10/25/2042	158,450	191,059
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.31	06/25/2033	42,833	42,814
FNMA Whole Loan Series 2004-W06 Class 1A4	5.50	07/25/2034	2,857,815	2,943,992
GNMA	1.83	03/16/2039	4,474,881	4,551,997
GNMA	7.00	05/15/2013	1,709	1,714
GNMA	7.50	02/15/2013	189	189
GNMA	8.00	12/15/2023	70,463	84,013
GNMA	9.00	11/15/2017	113,229	121,725
GNMA	9.00	11/15/2024	53,129	59,145
GNMA	10.00	02/20/2018	12,335	14,431
GNMA	12.50	04/15/2019	341,740	365,391
GNMA Series 2005-90 Class A	3.76	09/16/2028	1,850,227	1,889,960
SBA (c)(a)(i)	3.68	10/06/2015	89,481	3,535

Total Agency Securities (Cost $51,606,183)				52,944,800

1

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Securities : 9.34%
Ally Auto Receivables Trust Series 2012-2 Class A2	0.56%	10/15/2014	$3,000,000	$2,998,296
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	06/28/2037	1,508,220	1,555,681
Chase Issuance Trust Series 2007-A16 Class A16 ±	0.77	06/16/2014	4,000,000	4,000,488
Chase Issuance Trust Series 2007-A18 Class A ±	0.50	01/15/2015	1,600,000	1,602,644
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 ±	5.36	04/15/2040	3,300,000	3,521,658
CNH Equipment Trust Series 2011-A Class A2	0.62	06/16/2014	131,545	131,550
ContiMortgage Net Interest Margin Notes Series 1997-A Class A (c)(i)(s)	7.23	10/16/2028	4,308,557	1,346
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	01/15/2014	5,000,000	5,003,299
Ford Credit Auto Lease Trust Series 2012-A Class A2	0.63	04/15/2014	3,200,000	3,198,392
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	01/15/2015	3,000,000	2,998,402
GS Mortgage Securities Corporation II Series 2011-GC3 Class A1 144A	2.33	03/10/2044	3,505,081	3,571,614
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.74	02/25/2034	2,041,967	1,602,808
Honda Auto Receivables Owner Trust Series 2012-1 Class A2	0.57	08/15/2014	3,500,000	3,499,633
Honda Auto Receivables Owner Trust Series 2012-2 Class A2	0.56	11/17/2014	2,500,000	2,498,479
Hyundai Auto Lease Securitization Trust Series 2011 Class A2 144A	0.69	11/15/2013	1,423,182	1,423,343
John Deere Owner Trust Series 2011-A Class A2	0.64	06/16/2014	1,344,733	1,345,160
John Deere Owner Trust Series 2012-A Class A2	0.59	06/16/2014	3,500,000	3,493,322
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2 144A	0.79	04/15/2013	436,629	436,684
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	01/15/2014	3,378,418	3,384,359
Morgan Stanley Capital I Series 2004-T13 Class A4	4.66	09/13/2045	4,670,000	4,863,305
Newcastle Investment Trust Series 2011-MH1 Class A 144A	2.45	12/10/2033	1,422,347	1,435,234
Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	69,547	69,558
Nissan Auto Receivables Owner Trust Series 2011-A Class A2	0.65	12/16/2013	3,215,126	3,220,614
Porsche Innovative Lease Owner Pilot Trust Series 2011-1 Class A2 144A	0.92	02/20/2014	3,146,922	3,148,910
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.71	03/25/2032	30,655	29,913
Structured Asset Investment Loan Trust Series 2003-BC03 Class M1 ±	1.66	04/25/2033	1,315,433	1,062,232
Structured Asset Investment Loan Trust Series 2003-BC10 Class M1 ±	1.36	10/25/2033	1,008,988	792,228

Total Asset-Backed Securities (Cost $66,079,390)				60,889,152

Corporate Bonds and Notes : 44.81%

Consumer Discretionary : 9.27%

Auto Components : 0.47%
AutoZone Incorporated	5.88	10/15/2012	3,000,000	3,055,128

Diversified Consumer Services : 0.31%
Life Technologies Corporation	3.38	03/01/2013	2,000,000	2,027,778

Hotels, Restaurants & Leisure : 1.56%

Darden Restaurants Incorporated	5.63	10/15/2012	2,000,000	2,032,666
Hyatt Hotels Corporation 144A	5.75	08/15/2015	3,000,000	3,302,484
Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	2,500,000	2,826,690
Yum! Brands Incorporated	7.70	07/01/2012	2,000,000	2,010,648

				10,172,488

Leisure Equipment & Products : 0.45%
Hasbro Incorporated	6.13	05/15/2014	2,725,000	2,959,236

Media : 4.10%

CBS Corporation	8.20	05/15/2014	3,000,000	3,383,355
Comcast Corporation	10.63	07/15/2012	2,500,000	2,525,770
Historic Time Warner Incorporated	9.13	01/15/2013	2,000,000	2,095,968
Interpublic Group of Companies Incorporated	6.25	11/15/2014	2,860,000	3,081,650
News America Incorporated	5.30	12/15/2014	3,120,000	3,427,208
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	3,000,000	3,180,000
TCM LLC 144A	3.55	01/15/2015	2,000,000	2,112,600
Time Warner Cable Incorporated	8.25	02/14/2014	3,000,000	3,352,182

2

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Media (continued)

Viacom Incorporated	4.38%	09/15/2014	$3,300,000	$3,533,439

				26,692,172

Multiline Retail : 1.01%

JCPenney Company Incorporated	9.00	08/01/2012	3,000,000	3,030,000
Macys Retail Holding Incorporated	7.88	07/15/2015	3,000,000	3,529,161

				6,559,161

Specialty Retail : 1.37%

Best Buy Company Incorporated	6.75	07/15/2013	3,035,000	3,173,117
Harley Davidson Funding 144A	5.75	12/15/2014	1,500,000	1,635,408
Staples Incorporated	9.75	01/15/2014	3,665,000	4,127,644

				8,936,169

Consumer Staples : 1.81%

Beverages : 0.48%
Miller Brewing Corporation 144A	5.50	08/15/2013	3,000,000	3,147,105

Food Products : 0.49%

Cadbury Schweppes Company 144A	5.13	10/01/2013	3,000,000	3,148,428
Kraft Foods Incorporated	6.25	06/01/2012	22,000	22,000

				3,170,428

Household Products : 0.50%
Clorox Company	5.00	01/15/2015	3,000,000	3,284,184

Tobacco : 0.34%
Altria Group Incorporated	7.75	02/06/2014	2,000,000	2,218,090

Energy : 3.92%

Energy Equipment & Services : 0.81%

Indiana Michigan Power Company	6.38	11/01/2012	2,000,000	2,045,192
Kinder Morgan Energy Partners LP	5.13	11/15/2014	3,000,000	3,249,780

				5,294,972

Oil, Gas & Consumable Fuels : 3.11%

El Paso Pipeline Partners Operating LLC	4.10	11/15/2015	3,000,000	3,122,361
Energy Transfer Partners LP	5.95	02/01/2015	5,205,000	5,684,750
Petrohawk Energy Corporation	7.88	06/01/2015	3,000,000	3,134,649
Valero Energy Corporation	4.75	04/01/2014	2,820,000	2,970,698
Weatherford Bermuda Company	5.50	02/15/2016	2,000,000	2,207,278
Williams Partners LP	3.80	02/15/2015	3,000,000	3,173,487

				20,293,223

Financials : 15.42%

Commercial Banks : 2.15%

Australia and New Zealand Banking Group Limited 144A	2.40	11/23/2016	3,000,000	3,089,118
Bank of New York Mellon Corporation ±	0.63	06/29/2012	1,600,000	1,600,546
Inter-American Development Bank ±	0.92	05/20/2014	4,000,000	4,047,520
Key Bank NA	5.50	09/17/2012	2,000,000	2,025,268
M&I Marshall & IIsley Bank	5.25	09/04/2012	3,240,000	3,272,063

				14,034,515

3

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance : 2.21%

American Honda Finance Corporation 144A	2.38%	03/18/2013	$2,600,000	$2,634,193
Capital One Financial Corporation	6.25	11/15/2013	2,000,000	2,123,766
Discover Financial Services Company	6.45	06/12/2017	3,000,000	3,415,674
Ford Motor Credit Company LLC	3.88	01/15/2015	3,000,000	3,125,226
General Electric Capital Corporation	4.80	05/01/2013	3,000,000	3,109,092

				14,407,951

Diversified Financial Services : 5.18%

Bank of America Corporation	3.13	06/15/2012	5,000,000	5,003,965
Blackrock Incorporated	1.38	06/01/2015	2,000,000	2,008,598
ERAC USA Finance Company 144A	2.25	01/10/2014	3,000,000	3,020,382
Fifth Third Bancorp Cincinnati Ohio ±	0.58	05/17/2013	2,000,000	1,989,550
HSBC Finance Corporation	5.25	04/15/2015	3,000,000	3,211,911
JPMorgan Chase & Company ±	0.72	12/26/2012	5,300,000	5,316,589
Morgan Stanley	4.75	04/01/2014	3,000,000	2,960,451
Raymond James Financial Incorporated	4.25	04/15/2016	2,000,000	2,082,138
Santander Holdings USA	4.63	04/19/2016	2,000,000	1,947,594
SLM Corporation	5.13	08/27/2012	3,000,000	3,017,805
Woodside Finance Limited 144A	4.50	11/10/2014	3,000,000	3,186,147

				33,745,130

Insurance : 2.50%

American International Group Incorporated	4.25	05/15/2013	3,000,000	3,058,614
Genworth Life Institutional Funding Trust 144A	5.88	05/03/2013	2,035,000	2,071,888
Mass Mutual Global Funding II 144A	3.63	07/16/2012	1,000,000	1,003,162
Metropolitan Life Global Funding I 144A	2.00	01/10/2014	1,000,000	1,013,155
Metropolitan Life Global Funding I 144A	5.13	04/10/2013	2,000,000	2,071,534
Montpelier Holdings Limited	6.13	08/15/2013	2,900,000	3,013,239
New York Life Global Funding 144A	5.25	10/16/2012	2,000,000	2,032,682
Pricoa Global Funding 144A	5.40	10/18/2012	2,000,000	2,033,424

				16,297,698

REITs : 3.38%

American Tower Corporation	4.63	04/01/2015	3,174,000	3,370,147
Dexus Property Group 144A	7.13	10/15/2014	3,000,000	3,238,764
Digital Realty Trust LP	4.50	07/15/2015	3,000,000	3,151,044
ERP Operating LP	6.58	04/13/2015	3,000,000	3,389,754
Federal Realty Investment Trust	5.95	08/15/2014	1,000,000	1,078,170
Healthcare Realty Trust Incorporated	5.13	04/01/2014	2,000,000	2,075,240
Nationwide Health Properties Incorporated	8.25	07/01/2012	1,720,000	1,726,871
WEA Finance LLC 144A	7.50	06/02/2014	3,630,000	3,980,789

				22,010,779

Health Care : 2.16%

Biotechnology : 0.47%
Amgen Incorporated	1.88	11/15/2014	3,000,000	3,052,563

Health Care Equipment & Supplies : 0.34%
Boston Scientific Corporation	6.25	11/15/2015	2,000,000	2,227,672

Health Care Providers & Services : 1.06%

AmerisourceBergen Corporation	5.88	09/15/2015	3,450,000	3,937,116
Anthem Incorporated	6.80	08/01/2012	2,925,000	2,952,597

				6,889,713

Pharmaceuticals : 0.29%
Express Scripts Holding Company 144A	2.10	02/12/2015	1,875,000	1,897,159

4

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Industrials : 3.88%

Aerospace & Defense : 0.49%
BAE Systems Holdings Incorporated 144A	4.95%	06/01/2014	$3,000,000	$3,166,530

Building Products : 1.14%

Masco Corporation	5.88	07/15/2012	3,400,000	3,410,428
Tyco Electronics Group SA	1.60	02/03/2015	4,000,000	4,016,832

				7,427,260

Commercial Services & Supplies : 0.91%

Brambles USA Incorporation 144A	3.95	04/01/2015	2,000,000	2,092,530
Equifax Incorporated	4.45	12/01/2014	2,000,000	2,122,098
Penske Truck Leasing Company 144A	3.13	05/11/2015	1,740,000	1,753,450

				5,968,078

Electrical Equipment : 0.93%

Agilent Technologies Incorporated	4.45	09/14/2012	2,000,000	2,019,898
Roper Industries Incorporated	6.63	08/15/2013	3,800,000	4,014,362

				6,034,260

Machinery : 0.41%
SPX Corporation	7.63	12/15/2014	2,450,000	2,701,125

Information Technology : 1.33%

Computers & Peripherals : 0.50%
Hewlett Packard Company	2.63	12/09/2014	3,225,000	3,291,151

Office Electronics : 0.32%
Xerox Corporation	8.25	05/15/2014	1,855,000	2,079,696

Software : 0.51%
CA Incorporated	6.13	12/01/2014	3,000,000	3,301,611

Materials : 0.15%

Metals & Mining : 0.15%
Arcelormittal Company	3.75	02/25/2015	1,000,000	1,003,096

Telecommunication Services : 2.36%

Diversified Telecommunication Services : 2.21%

AT&T Incorporated	0.88	02/13/2015	3,555,000	3,543,418
Crown Castle Towers LLC 144A	3.21	08/15/2035	2,000,000	2,038,344
Qwest Corporation ±	3.72	06/15/2013	2,500,000	2,518,145
SBA Tower Trust 144A	4.25	04/15/2040	2,000,000	2,093,948
Verizon New England Incorporated	4.75	10/01/2013	3,000,000	3,142,650
Verizon Wireless Capital LLC	7.38	11/15/2013	1,000,000	1,090,791

				14,427,296

Wireless Telecommunication Services : 0.15%
Alltel Corporation	7.00	07/01/2012	945,000	949,399

Utilities : 4.51%

Electric Utilities : 4.35%

Ameren Corporation	8.88	05/15/2014	3,738,000	4,178,639
Duke Energy Ohio Incorporated	5.70	09/15/2012	3,000,000	3,042,912
FPL Group Capital Incorporation	2.60	09/01/2015	3,000,000	3,080,103

5

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)

Great Plains Energy Incorporated	2.75%	08/15/2013	$1,000,000	$1,016,331
Interstate Power & Light Company	3.30	06/15/2015	3,750,000	3,977,933
LG&E and KU Energy LLC	2.13	11/15/2015	2,635,000	2,637,337
Nextera Energy Capital Company	1.61	06/01/2014	1,000,000	1,003,810
Niagara Mohawk Power Corporation 144A	3.55	10/01/2014	3,667,000	3,875,594
PECO Energy Company	5.00	10/01/2014	2,000,000	2,175,142
Virginia Electric & Power Company	5.25	12/15/2015	3,000,000	3,385,359

				28,373,160

Multi-Utilities : 0.16%
CMS Energy Corporation	2.75	05/15/2014	1,000,000	1,004,405

Total Corporate Bonds and Notes (Cost $288,304,302)				292,100,381

Municipal Obligations : 5.82%

Alabama : 0.25%

Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	1,570,000	1,650,007

California : 1.83%

California PCFA Waste Management Incorporated Project Series A1 (Resource Recovery Revenue) ±§	1.88	04/01/2025	2,000,000	2,016,260
California PCFA Waste Services Incorporated Series A (Resource Recovery Revenue) ±§	2.63	06/01/2018	3,000,000	3,095,220
California Public Works Board Lease Series E (Health Revenue)	3.68	12/01/2015	2,960,000	3,052,174
Northern California Power Agency Series B (Utilities Revenue)	2.75	07/01/2012	1,750,000	1,753,115
University of California Build America Bonds (Education Revenue) ±§	1.99	05/15/2050	2,000,000	2,020,980

				11,937,749

Florida : 0.49%

Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±§	2.63	08/01/2023	1,200,000	1,230,732
Miami-Dade County FL School Board COP (Lease Revenue, NATL-RE FGIC Insured)	5.00	05/01/2013	1,870,000	1,950,036

				3,180,768

Georgia : 0.50%

Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Energy Revenue, GO of Authority Insured)	4.77	08/01/2015	3,000,000	3,236,160

Louisiana : 0.46%

Louisiana State Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±§	2.74	05/01/2043	3,000,000	3,003,300

Michigan : 0.54%

Wayne County MI (Tax Revenue)	3.00	03/15/2013	3,500,000	3,517,150

New Jersey : 0.46%

Atlantic City NJ Tax Appeal (Tax Revenue)	2.13	12/15/2013	3,000,000	3,008,460

New York : 0.06%

Onondaga County NY Property Tax Receivables (Lease Revenue) §	3.50	04/01/2013	375,000	375,353

Ohio : 0.45%

Columbus Franklin County OH Finance Authority Research & Development (IDR)	3.45	02/15/2015	2,885,000	2,956,952

6

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

West Virginia : 0.46%

West Virginia Solid Waste Disposal Facilities Amos Project Series A (Utilities Revenue) ±§	2.00%	01/01/2041	$3,000,000	$3,004,470

Wisconsin : 0.32%

Menomonee Falls WI (Tax Revenue) §	4.25	11/01/2014	2,000,000	2,056,680

Total Municipal Obligations (Cost $37,420,470)				37,927,049

Non-Agency Mortgage Backed Securities : 6.20%
Aames Mortgage Trust Series 2003-1 Class M1 ±	1.26	10/25/2033	4,100,068	3,295,093
Bank of America Commercial Mortgage Incorporated Series 2004-1 Class A4	4.76	11/10/2039	1,615,000	1,687,029
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10/20/2032	81,697	81,547
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-T14 Class A4 ±	5.20	01/12/2041	1,245,000	1,316,215
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A3	4.49	02/11/2041	3,008,807	3,045,277
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.57	12/25/2034	162,897	143,243
ContiMortgage Home Equity Trust Series 1996-2 ±(c)(i)	0.00	07/15/2027	1,403,850	5,012
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.94	06/19/2031	476,477	461,841
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.30	09/25/2034	108,162	69,844
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C3 Class A5	3.94	05/15/2038	2,868,414	2,912,559
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C1 Class AAB ±	5.43	02/15/2039	1,734,032	1,818,554
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	09/20/2019	196,214	196,757
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	0.99	09/25/2033	812,507	721,047
GE Capital Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	4.89	03/10/2040	2,955,000	3,115,867
Golden National Mortgage Asset Backed Certificates Series 1998-GN1 Class M2 (i)	8.02	02/25/2027	61,118	61,119
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	09/19/2027	503,794	522,400
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.64	06/25/2034	1,651,812	1,407,945
GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1 ±144A	3.58	06/25/2034	1,294,115	1,173,842
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1 ±144A	0.59	01/25/2036	1,220,643	960,953
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 ±144A	0.64	04/25/2036	1,548,968	1,255,350
GSR Mortgage Loan Trust Series 2004-1 Class 2A2 ±	1.94	04/25/2032	248,603	224,834
Jeffries & Company Series 2010-R7 Class 7A6 ±144A	3.25	10/26/2036	211,736	211,397
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A2	4.99	01/12/2037	2,945,466	2,990,538
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C2 Class A4	4.37	03/15/2036	2,544,000	2,659,096
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C4 Class A4 ±	5.27	06/15/2029	897,000	954,192
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.59	10/25/2032	17,541	17,051
Morgan Stanley Capital I Series 2004-IQ8 Class A4	4.90	06/15/2040	98,470	98,347
Morgan Stanley Dean Witter Capital I Series 2003-IQ4 Class A2	4.07	05/15/2040	2,510,689	2,553,253
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.73	02/25/2035	1,649,094	1,506,507
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	7.08	03/15/2030	865,000	886,990
Residential Finance Limited Partnership Series 2003-C Class B3 ±144A	1.64	09/10/2035	2,727,862	2,133,161
Salomon Brothers Mortgage Securities VI Series 1987-3 Class A ¤	0.00	10/23/2017	5,003	4,919
Structured Asset Securities Corporation Series 1998-RF2 Class A ±144A	7.58	07/15/2027	1,545,602	1,549,466
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO (i)¤	0.00	06/25/2023	9,353	9,176
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.20	12/25/2034	45,215	39,430
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.80	08/25/2032	140,488	137,534
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.80	08/25/2032	142,799	136,427

7

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00%	12/28/2037	$48,875	$44,464

Total Non-Agency Mortgage Backed Securities (Cost $43,236,252)				40,408,276

	Dividend Yield		Shares

Preferred Stocks : 0.25%

Financials : 0.25%

Commercial Banks : 0.25%
Huntington Bancshares ±	0.76		80,000	1,622,504

Total Preferred Stocks (Cost $1,958,484)				1,622,504

	Interest Rate		Principal

U.S. Treasury Securities : 2.42%
U.S. Treasury Note	0.50	08/15/2014	1,910,000	1,918,654
U.S. Treasury Note	1.00	07/15/2013	8,450,000	8,522,949
U.S. Treasury Note	1.00	10/31/2016	2,385,000	2,427,856
U.S. Treasury Note	1.50	07/31/2016	2,105,000	2,187,226
U.S. Treasury Note	1.88	02/28/2014	665,000	683,522
U.S. Treasury Note	4.88	06/30/2012	25,000	25,094

Total U.S. Treasury Securities (Cost $15,662,467)				15,765,301

Yankee Corporate Bonds and Notes : 17.49%

Consumer Discretionary : 1.55%

Auto Components : 0.31%
Autoliv Incorporated	3.85	04/30/2014	2,000,000	2,041,000

Diversified Consumer Services : 0.52%
Anglo American Capital Company 144A	9.38	04/08/2014	3,000,000	3,405,825

Media : 0.40%
Pearson Finance Two plc 144A	5.50	05/06/2013	2,500,000	2,596,995

Multiline Retail : 0.32%
Wesfarmers Limited 144A	7.00	04/10/2013	2,000,000	2,086,222

Consumer Staples : 0.52%

Food & Staples Retailing : 0.33%
Delhaize Group	5.88	02/01/2014	2,000,000	2,114,888

Tobacco : 0.19%
BAT International Finance plc 144A	1.40	06/05/2015	1,250,000	1,246,613

Energy : 1.43%

Oil, Gas & Consumable Fuels : 1.43%

Husky Energy Incorporated	5.90	06/15/2014	3,000,000	3,267,252
Petrobras International Finance Company	2.88	02/06/2015	3,000,000	3,032,850
TransCanada PipeLines Limited	0.88	03/02/2015	3,000,000	2,997,318

				9,297,420

Financials : 11.16%

Capital Markets : 1.25%

AMVESCAP plc	5.38	12/15/2014	2,600,000	2,816,172
BP Capital Markets plc	5.25	11/07/2013	3,000,000	3,181,074

8

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Capital Markets (continued)

Macquarie Group Limited 144A	7.30%	08/01/2014	$2,005,000	$2,128,853

				8,126,099

Commercial Banks : 9.07%

ABN Amro Bank NV 144A	3.00	01/31/2014	2,630,000	2,637,280
Australia & New Zealand Banking Group Limited ±144A	0.75	06/18/2012	4,000,000	4,000,152
Banco Santander Chile 144A	2.88	11/13/2012	2,000,000	2,000,904
Bank of Montreal 144A	1.30	10/31/2014	2,500,000	2,532,990
Bank of Nova Scotia 144A	1.65	10/29/2015	3,430,000	3,508,043
Bank of Nova Scotia 144A	2.15	08/03/2016	3,000,000	3,122,229
Canadian Imperial Bank 144A«	0.90	09/19/2014	4,100,000	4,116,363
Canadian Imperial Bank 144A	2.75	01/27/2016	3,000,000	3,180,003
Commonwealth Bank of Australia ±	0.92	07/23/2014	4,000,000	4,021,156
Commonwealth Bank of Australia NY	1.95	03/16/2015	3,000,000	3,019,602
Corporacion Andina De Fomento	3.75	01/15/2016	3,385,000	3,525,169
Lloyds TSB Bank plc 144A	4.38	01/12/2015	2,910,000	2,947,743
Nordea Eiendomskreditt 144A	1.88	04/07/2014	6,500,000	6,601,621
Standard Chartered plc 144A	3.85	04/27/2015	2,760,000	2,880,344
Swedbank Hypotek 144A	2.13	08/31/2016	3,000,000	3,033,975
Toronto Dominion Bank 144A«	0.88	09/12/2014	4,000,000	4,012,340
Westpac Banking Corporation ±144A	0.66	12/14/2012	4,000,000	4,003,352

				59,143,266

Diversified Financial Services : 0.84%

BAT International Finance plc 144A	8.13	11/15/2013	2,000,000	2,195,002
WPP Finance	8.00	09/15/2014	2,885,000	3,275,635

				5,470,637

Industrials : 0.38%

Airlines : 0.38%
Qantas Airways 144A	5.13	06/20/2013	2,455,000	2,499,924

Materials : 1.24%

Metals & Mining : 1.07%

Arcelormittal Company	5.38	06/01/2013	3,500,000	3,602,778
Teck Resources Limited	10.25	05/15/2016	3,000,000	3,388,185

				6,990,963

Paper & Forest Products : 0.17%
PE Paper Escrow GmbH 144A	12.00	08/01/2014	1,000,000	1,070,000

Telecommunication Services : 1.21%

Diversified Telecommunication Services : 0.90%

Deutsche Telekom International Finance BV	5.25	07/22/2013	3,000,000	3,140,643
Telefonos de Mexico SA	5.50	01/27/2015	2,510,000	2,738,643

				5,879,286

Wireless Telecommunication Services : 0.31%
Telefonica Moviles Chile SA 144A	2.88	11/09/2015	2,000,000	2,012,273

Total Yankee Corporate Bonds and Notes (Cost $112,274,453)				113,981,411

Other : 0.07%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			348,879	94,197

9

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name				Principal	Value

Other (continued)
VFNC Corporation, Pass-Through Entity, 0.24% ±(a)(i)144A(v)				$904,385	$379,842

Total Other (Cost $147,721)					474,039

		Yield	Maturity Date

Short-Term Investments : 6.39%

U.S. Treasury Securities : 0.03%

U.S. Treasury Bill #(z)		0.03%	06/28/2012	200,000	199,996

				Shares

Investment Companies : 6.36%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		35,175,270	35,175,270
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19		6,253,917	6,253,917

					41,429,187

Total Short-Term Investments (Cost $41,629,175)					41,629,183

Total Investments in Securities (Cost $658,318,897)	100.91%				657,742,096

Other Assets and Liabilities, Net	(0.91)				(5,935,715)

Total Net Assets*	100.00%				$651,806,381

±	Variable rate investment
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
§	These securities are subject to a demand feature which reduces the effective maturity.
¤	Security issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $658,444,182 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,218,408
Gross unrealized depreciation	(9,920,494)

Net unrealized depreciation	$(702,086)

10

WELLS FARGO ADVANTAGE SHORT TERM BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS — May 31, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short Term Bond Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Agency securities	0	52,941,265	3,535	52,944,800

Asset-backed securities	0	60,887,806	1,346	60,889,152

Corporate bonds and notes	0	292,100,381	0	292,100,381

Municipal obligations	0	37,927,049	0	37,927,049

Non-agency mortgage back securities	0	40,408,276	0	40,408,276

Equity securities

Preferred stocks	$0	$1,622,504	$0	$1,622,504

U.S. Treasury securities	15,765,301	0	0	15,765,301

Yankee corporate bonds & notes	0	113,981,411	0	113,981,411

Other	0	0	474,039	474,039

Short-term investments

Investment companies	35,175,270	6,253,917	0	41,429,187

U.S. Treasury securities	199,996	0	0	199,996

	$51,140,567	$606,122,609	$478,920	$657,742,096

As of May 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$33,501	$0	$0	$33,501

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended May 31, 2012, the Fund entered into futures contracts to speculate on interest rates. At May 31, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at May 31, 2012	Unrealized Gains (Losses)
September 2012	487 Long	2-Year U.S. Treasury Notes	$107,337,844	$54,842
September 2012	48 Short	5-Year U.S. Treasury Notes	5,961,000	(21,341)

The Fund had an average notional amount of $77,189,529 in long futures contracts and $3,996,477 in short futures contracts during the nine months ended May 31, 2012.

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes : 66.59%

Consumer Discretionary : 17.59%

Auto Components : 1.74%

American Axle & Manufacturing Holdings Incorporated	5.25%	02/11/2014	$7,000,000	$7,227,500
American Axle & Manufacturing Holdings Incorporated 144A«	9.25	01/15/2017	2,500,000	2,756,250
TRW Automotive Incorporated 144A	7.25	03/15/2017	2,500,000	2,862,500
TRW Automotive Incorporated 144A	8.88	12/01/2017	3,325,000	3,707,375
UR Financing Escrow Corporation 144A	5.75	07/15/2018	500,000	508,750

				17,062,375

Diversified Consumer Services : 1.15%

Service Corporation International	6.75	04/01/2015	3,300,000	3,564,000
Service Corporation International	7.00	06/15/2017	3,250,000	3,615,625
Service Corporation International	7.38	10/01/2014	3,740,000	4,085,950

				11,265,575

Hotels, Restaurants & Leisure : 1.39%

MGM Resorts International	10.38	05/15/2014	4,000,000	4,500,000
Seminole Indian Tribe of Florida 144A	7.75	10/01/2017	5,340,000	5,740,500
Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	3,000,000	3,392,028

				13,632,528

Household Durables : 2.43%

DR Horton Incorporated	4.75	05/15/2017	5,000,000	5,050,000
DR Horton Incorporated	6.13	01/15/2014	3,000,000	3,165,000
Jarden Corporation	8.00	05/01/2016	6,500,000	7,036,250
Mohawk Industries Incorporated	6.38	01/15/2016	5,000,000	5,518,750
Pulte Homes Incorporated	5.25	01/15/2014	3,000,000	3,075,000

				23,845,000

Leisure Equipment & Products : 0.55%
Easton Bell Sports Incorporated	9.75	12/01/2016	5,000,000	5,462,500

Media : 6.62%

Belo Corporation	6.75	05/30/2013	2,000,000	2,075,000
Belo Corporation	8.00	11/15/2016	1,580,000	1,722,200
CCH II Capital Corporation	13.50	11/30/2016	4,500,000	5,040,000
Cequel Communications Holdings 144A	8.63	11/15/2017	6,000,000	6,322,500
Clear Channel Communications Incorporated	9.25	12/15/2017	7,000,000	7,525,000
CSC Holdings LLC	8.50	04/15/2014	7,000,000	7,708,750
EchoStar DBS Corporation	6.63	10/01/2014	2,005,000	2,120,290
EchoStar DBS Corporation	7.13	02/01/2016	7,500,000	8,025,000
Gannett Companies Incorporated	8.75	11/15/2014	5,000,000	5,650,000
Lamar Media Corporation Series C	9.75	04/01/2014	7,500,000	8,418,750
Sirius XM Radio Incorporated 144A	8.75	04/01/2015	5,500,000	6,201,250
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	4,000,000	4,240,000

				65,048,740

Multiline Retail : 0.28%
Macy’s Incorporated	5.75	07/15/2014	2,500,000	2,724,528

Specialty Retail : 1.94%

Avis Budget Car Rental LLC «±	2.97	05/15/2014	7,150,000	6,989,125
Limited Brands Incorporated	5.25	11/01/2014	7,000,000	7,385,000
Simmons Bedding Company 144A	11.25	07/15/2015	4,540,000	4,693,270

				19,067,395

1

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Textiles, Apparel & Luxury Goods : 1.49%

Hanesbrands Incorporated	8.00%	12/15/2016	$6,000,000	$6,577,500
Jones Group Incorporated	5.13	11/15/2014	8,000,000	8,100,000

				14,677,500

Consumer Staples : 3.77%

Beverages : 1.15%
Constellation Brands Incorporated	7.25	09/01/2016	10,000,000	11,281,250

Food & Staples Retailing : 0.61%
Albertsons Incorporated	7.25	05/01/2013	5,750,000	5,965,625

Food Products : 1.34%

Dole Food Company Incorporated	13.88	03/15/2014	5,500,000	6,270,000
Smithfield Foods Incorporated	10.00	07/15/2014	6,000,000	6,900,000

				13,170,000

Household Products : 0.67%
Spectrum Brands	9.50	06/15/2018	6,000,000	6,630,000

Energy : 9.29%

Oil, Gas & Consumable Fuels : 9.29%

Arch Coal Incorporated «	8.75	08/01/2016	6,000,000	5,745,000
Bill Barrett Corporation	9.88	07/15/2016	6,000,000	6,600,000
Chesapeake Energy Corporation «	9.50	02/15/2015	3,700,000	3,903,500
CITGO Petroleum Corporation 144A	11.50	07/01/2017	4,000,000	4,520,000
Coffeyville Resources Refining & Marketing LLC 144A	9.00	04/01/2015	5,000,000	5,325,000
Concho Resources Incorporated	8.63	10/01/2017	3,890,000	4,240,100
Consol Energy Incorporated	8.00	04/01/2017	5,000,000	5,012,500
Encore Acquisition Company	9.50	05/01/2016	3,915,000	4,267,350
Forest Oil Corporation	8.50	02/15/2014	6,000,000	6,300,000
HollyFrontier Corporation	9.88	06/15/2017	5,500,000	6,077,500
Kinder Morgan Incorporated	5.15	03/01/2015	7,000,000	7,332,500
Peabody Energy Corporation	7.38	11/01/2016	5,000,000	5,537,500
Petrohawk Energy Corporation	10.50	08/01/2014	5,500,000	6,110,979
Plains Exploration & Production Company	10.00	03/01/2016	1,500,000	1,627,500
Quicksilver Resources Incorporated «	8.25	08/01/2015	3,000,000	2,932,500
Regency Energy Partners Company	9.38	06/01/2016	3,730,000	4,084,350
Targa Resources Partners Company	8.25	07/01/2016	2,705,000	2,813,200
Tesoro Corporation	6.25	11/01/2012	2,000,000	2,020,000
Tesoro Corporation	6.63	11/01/2015	3,545,000	3,607,038
Whiting Petroleum Corporation	7.00	02/01/2014	3,000,000	3,180,000

				91,236,517

Financials : 9.64%

Commercial Banks : 2.73%

AmSouth Bancorporation	4.85	04/01/2013	5,014,000	5,039,070
AmSouth Bancorporation	5.20	04/01/2015	4,000,000	4,060,000
CIT Group Incorporated 144A	4.75	02/15/2015	1,000,000	995,000
CIT Group Incorporated 144A	5.25	04/01/2014	9,000,000	9,157,500
Zions Bancorporation	7.75	09/23/2014	7,000,000	7,602,791

				26,854,361

Consumer Finance : 5.91%

Ally Financial Incorporated	5.50	02/15/2017	1,500,000	1,501,842
Calpine Construction Finance Corporation 144A	8.00	06/01/2016	6,000,000	6,435,000
Discover Financial Services Company	6.45	06/12/2017	7,150,000	8,140,690
Ford Motor Credit Company LLC	3.88	01/15/2015	2,000,000	2,083,484

2

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance (continued)

Ford Motor Credit Company LLC	8.00%	12/15/2016	$6,500,000	$7,857,924
Ford Motor Credit Company LLC	8.70	10/01/2014	3,500,000	3,999,093
GMAC LLC	6.75	12/01/2014	1,000,000	1,040,000
GMAC LLC	7.50	12/31/2013	3,000,000	3,180,000
JBS USA Finance Incorporated	11.63	05/01/2014	6,000,000	6,810,000
Nielsen Finance LLC	11.63	02/01/2014	6,975,000	7,925,344
SLM Corporation Series A	5.00	10/01/2013	4,000,000	4,085,000
SLM Corporation Series A	5.00	04/15/2015	5,000,000	4,996,000

				58,054,377

Diversified Financial Services : 0.74%

Ally Financial Incorporated	4.50	02/11/2014	3,000,000	2,992,500
Dolphin Subsidiary II Incorporated 144A	6.50	10/15/2016	4,000,000	4,260,000

				7,252,500

REITs : 0.26%
Host Marriott LP Series Q	6.75	06/01/2016	2,515,000	2,577,875

Health Care : 2.75%

Health Care Equipment & Supplies : 0.81%
Fresenius US Finance II Incorporated 144A	9.00	07/15/2015	7,000,000	7,997,500

Health Care Providers & Services : 1.94%

Community Health Systems Incorporated Series WI	8.88	07/15/2015	2,211,000	2,267,657
HCA Incorporated	5.75	03/15/2014	4,000,000	4,130,000
Health Management plc	6.13	04/15/2016	5,930,000	6,211,675
Select Medical Corporation	7.63	02/01/2015	6,400,000	6,400,000

				19,009,332

Industrials : 9.52%

Aerospace & Defense : 1.22%

Alliant Techsystems Incorporated	6.75	04/01/2016	5,000,000	5,100,000
Geoeye Incorporated	9.63	10/01/2015	6,250,000	6,906,250

				12,006,250

Building Products : 0.91%
Masco Corporation	6.13	10/03/2016	8,359,000	8,933,890

Commercial Services & Supplies : 3.16%

ARAMARK Corporation ±	3.97	02/01/2015	2,500,000	2,487,500
ARAMARK Corporation	8.50	02/01/2015	3,000,000	3,071,280
Case Corporation	7.25	01/15/2016	5,500,000	6,008,750
Casella Waste Systems Incorporated	11.00	07/15/2014	5,000,000	5,262,500
Deluxe Corporation	5.13	10/01/2014	5,000,000	5,118,750
International Lease Finance Corporation	5.65	06/01/2014	3,000,000	3,037,500
International Lease Finance Corporation 144A	6.50	09/01/2014	5,000,000	5,237,500
Libbey Glass Incorporated	10.00	02/15/2015	807,000	859,463

				31,083,243

Machinery : 2.39%

Case New Holland Incorporated	7.75	09/01/2013	3,500,000	3,718,750
SPX Corporation	6.88	09/01/2017	5,000,000	5,450,000
SPX Corporation	7.63	12/15/2014	4,085,000	4,503,713
Terex Corporation	10.88	06/01/2016	5,000,000	5,600,000

3

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Machinery (continued)

Westinghouse Air Brake Technology Corporation	6.88%	07/31/2013	$4,000,000	$4,160,000

				23,432,463

Professional Services : 0.58%
FTI Consulting Incorporated	7.75	10/01/2016	5,500,000	5,706,250

Trading Companies & Distributors : 1.26%

Ashtead Capital Incorporated 144A	9.00	08/15/2016	5,500,000	5,720,000
United Rentals North America Incorporated	10.88	06/15/2016	6,000,000	6,675,000

				12,395,000

Information Technology : 2.24%

Electronic Equipment, Instruments & Components : 0.92%
Jabil Circuit Incorporated	7.75	07/15/2016	8,000,000	9,060,000

IT Services : 1.32%

Fidelity National Information Services Incorporated 144A	7.63	07/15/2017	2,500,000	2,709,375
Fidelity National Information Services Incorporated	7.63	07/15/2017	3,500,000	3,810,625
iGATE Corporation	9.00	05/01/2016	5,000,000	5,300,000
Seagate Technology HDD Holdings	6.80	10/01/2016	1,000,000	1,102,500

				12,922,500

Materials : 5.73%

Chemicals : 0.71%
Huntsman International LLC «	5.50	06/30/2016	7,000,000	7,000,000

Containers & Packaging : 2.79%

Ball Corporation	7.13	09/01/2016	7,000,000	7,595,000
Berry Plastics Corporation ±	5.22	02/15/2015	3,330,000	3,313,350
Berry Plastics Corporation	8.25	11/15/2015	5,000,000	5,287,500
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	7,720,000	8,530,600
Reynolds Group Holdings Incorporated 144A	7.75	10/15/2016	2,500,000	2,637,500

				27,363,950

Paper & Forest Products : 2.23%

Appleton Papers Incorporated 144A	10.50	06/15/2015	5,000,000	5,325,000
Boise Paper Holdings LLC	9.00	11/01/2017	7,500,000	8,268,750
Neenah Paper Incorporated	7.38	11/15/2014	2,655,000	2,691,506
Resolute Forest Products Incorporated	10.25	10/15/2018	5,000,000	5,662,500

				21,947,756

Telecommunication Services : 5.32%

Diversified Telecommunication Services : 3.50%

Cincinnati Bell Incorporated	7.00	02/15/2015	6,000,000	6,090,000
Frontier Communications Corporation	6.63	03/15/2015	2,000,000	2,080,000
Frontier Communications Corporation	7.88	04/15/2015	2,000,000	2,155,000
Frontier Communications Corporation	8.25	05/01/2014	6,340,000	6,942,300
Intelsat Jackson Holdings Limited	9.50	06/15/2016	2,000,000	2,068,000
SBA Telecommunications Incorporated	8.00	08/15/2016	6,175,000	6,591,813
Windstream Corporation	7.88	11/01/2017	4,000,000	4,260,000
Windstream Corporation	8.13	08/01/2013	4,000,000	4,210,000

				34,397,113

4

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Wireless Telecommunication Services : 1.82%

CC Holdings LLC	7.25%	10/30/2017	$7,500,000	$8,043,750
Crown Castle International Corporation	9.00	01/15/2015	9,000,000	9,787,500

				17,831,250

Utilities : 0.74%

Independent Power Producers & Energy Traders : 0.74%
AES Corporation	7.75	03/01/2014	6,750,000	7,256,250

Total Corporate Bonds and Notes (Cost $651,513,219)				654,151,393

Municipal Obligations : 0.83%

California : 0.41%

California Judgment Trust (Miscellaneous Revenue) ±§	1.67	06/01/2015	4,170,000	3,984,518

Michigan : 0.42%

Wayne County MI (Tax Revenue) §	5.00	09/15/2013	4,131,000	4,150,994

Total Municipal Obligations (Cost $8,079,049)				8,135,512

Non-Agency Mortgage Backed Securities : 0.01%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	3.21	04/25/2024	87,063	71,992

Total Non-Agency Mortgage Backed Securities (Cost $87,365)				71,992

Term Loans : 22.51%
American Rock Salt Holdings LLC	5.50	04/25/2017	3,940,000	3,734,805
ARAMARK Corporation	3.34	07/26/2016	253,281	249,482
ARAMARK Corporation	3.65	07/26/2016	2,612,497	2,573,309
Biomet Incorporated	3.37	03/25/2015	8,355,592	8,159,235
CDW LLC <	4.00	07/15/2017	6,762,635	6,466,770
Chrysler Group LLC	6.00	05/24/2017	7,970,000	7,940,113
Cinemark USA Incorporated	3.54	04/29/2016	2,909,942	2,880,843
Community Health Systems Incorporated	2.57	07/25/2014	3,012,115	2,952,354
Community Health Systems Incorporated <	3.97	01/25/2017	3,000,000	2,931,480
ConvaTec Limited	5.75	12/22/2016	484,002	480,251
DaVita Incorporated	4.50	10/20/2016	4,937,500	4,905,554
Dean Foods Company	1.62	04/02/2014	2,419,769	2,385,990
Dean Foods Company	3.24	04/02/2016	1,733,102	1,701,698
Delphi Corporation <	3.50	03/31/2017	8,306,053	8,242,013
Dollar General Corporation	3.20	07/07/2014	4,659,542	4,657,957
Federal Mogul Corporation	2.18	12/29/2014	2,614,517	2,457,646
Federal Mogul Corporation	2.18	12/28/2015	1,333,937	1,253,901
Freescale Semiconductor	4.49	12/01/2016	2,990,221	2,802,076
Getty Images Incorporated	5.25	11/07/2016	3,790,975	3,785,289
Goodman Global Holdings Incorporated	5.75	10/28/2016	4,191,083	4,175,366
HCA Incorporated	3.49	02/02/2016	6,826,832	6,673,228
Hertz Corporation	3.75	03/09/2018	6,487,443	6,364,441
Iasis Healthcare Corporation	5.00	05/03/2018	5,940,000	5,845,316
Intelsat Jackson Holdings SA	5.25	04/02/2018	3,960,000	3,924,518
KAR Auction Services Incorporated <	5.00	05/19/2017	7,953,287	7,933,403
Levi Strauss & Company	2.49	03/27/2014	2,525,211	2,465,237
Manitowoc Company Incorporated	4.25	11/13/2017	4,150,000	4,130,993
MedAssets Incorporated	5.25	11/16/2016	3,180,659	3,166,346
MetroPCS Wireless Incorporated	4.07	11/04/2016	7,430,673	7,256,052
Michaels Stores Incorporated	5.00	07/31/2016	6,000,000	5,971,260
NBTY Incorporated <	4.25	10/02/2017	8,172,889	8,096,309
Neiman Marcus Group	4.75	05/16/2018	6,000,000	5,884,680
Novelis Incorporated	4.00	03/10/2017	2,962,500	2,897,088
Omnova Solutions Incorporated	5.75	05/31/2017	2,339,375	2,329,152
Phillips Van Heusen Corporation	3.50	05/06/2016	3,084,840	3,070,526
Pinnacle Foods Finance LLC	3.77	10/03/2016	2,977,996	2,945,744

5

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Term Loans (continued)
Reynolds Group Holdings Incorporated	6.50%	02/09/2018	$3,917,287	$3,918,932
Scientific Games Corporation <	0.62	06/30/2015	3,487,350	3,453,941
Seminole Tribe of Florida	1.97	03/05/2014	1,361,484	1,347,529
Seminole Tribe of Florida	1.97	03/05/2014	377,177	373,311
Seminole Tribe of Florida	1.97	03/05/2014	632,710	626,225
Sensata Technologies BV	4.00	05/11/2018	4,962,500	4,880,817
Sungard Data Systems Incorporated	3.93	02/26/2016	1,546,473	1,528,117
Sungard Data Systems Incorporated	3.99	02/28/2017	1,957,431	1,935,410
Swift Transportation Companies Incorporated	3.99	12/21/2016	1,750,000	1,736,875
Swift Transportation Companies Incorporated	5.00	12/15/2017	3,858,071	3,838,781
Terex Corporation	5.50	04/28/2017	1,990,000	1,988,766
Time Warner Telecom Holdings	3.49	12/29/2016	5,998,323	5,970,851
Toys “R” Us Incorporated	5.25	09/01/2016	2,947,500	2,878,234
Toys “R” Us Incorporated	6.00	06/14/2018	2,970,000	2,836,350
Transdigm Incorporated	4.00	02/14/2017	3,950,000	3,916,267
UCI International Incorporated	5.50	07/26/2017	3,607,589	3,598,570
Universal Health Services Incorporated <	3.75	11/15/2016	7,000,000	6,954,080
Vanguard Health Holding Company LLC	5.00	01/29/2016	6,913,197	6,881,119
Wendy’s International Incorporated	0.50	05/15/2019	1,331,483	1,313,894
Wendy’s International Incorporated	4.75	05/03/2019	1,668,517	1,646,476
West Corporation	4.60	07/15/2016	5,913,362	5,861,620

Total Term Loans (Cost $223,324,189)				221,176,590

Yankee Corporate Bonds and Notes : 3.36%

Consumer Discretionary : 1.01%

Media : 1.01%
Virgin Media Finance plc	9.50	08/15/2016	9,000,000	9,967,500

Financials : 0.75%

Consumer Finance : 0.75%
Ineos Finance plc 144A	9.00	05/15/2015	7,000,000	7,332,500

Industrials : 0.81%

Professional Services : 0.81%
FMG Resources Limited 144A	7.00	11/01/2015	8,000,000	8,000,000

Materials : 0.79%

Paper & Forest Products : 0.79%

PE Paper Escrow GmbH 144A	12.00	08/01/2014	4,805,000	5,141,350
UPM Kymmene Corporation 144A	5.63	12/01/2014	2,500,000	2,600,000

				7,741,350

Total Yankee Corporate Bonds and Notes (Cost $33,761,183)				33,041,350

Other : 0.01%
Gryphon Funding Limited, Pass-Through Entity (i)(v)(a)			141,446	38,190
VFNC Corporation, Pass-Through Entity, 0.24% 144A±(i)(v)(a)			155,356	65,250

Total Other (Cost $35,745)				103,440

6

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Yield	Shares	Value

Short-Term Investments : 9.44%

Investment Companies : 9.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10%	75,692,288	$75,692,288
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	17,090,618	17,090,618

Total Short-Term Investments (Cost $92,782,906)				92,782,906

Total Investments in Securities (Cost $1,009,583,656)*	102.75%			1,009,463,183

Other Assets and Liabilities, Net	(2.75)			(27,063,254)

Total Net Assets	100.00%			$982,399,929

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
±	Variable rate investment
§	These securities are subject to a demand feature which reduces the effective maturity.
<	All or a portion of the position represents an unfunded loan commitment.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,009,643,924 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,560,453
Gross unrealized depreciation	(8,741,194)

Net unrealized depreciation	$(180,741)

7

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS — May 31, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of May 31, 2012, the Fund had unfunded loan commitments of $21,487,350.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate bonds and notes	$0	$654,151,393	$0	$654,151,393

Municipal obligations	0	8,135,512	0	8,135,512

Non agency mortgage-backed securities	0	71,992	0	71,992

Term loans	0	200,336,212	20,840,378	221,176,590

Yankee corporate bonds and notes	0	33,041,350	0	33,041,350

Other	0	0	103,440	103,440

Short-term investments

Investment companies	75,692,288	17,090,618	0	92,782,906

	$75,692,288	$912,827,077	$20,943,818	$1,009,463,183

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Term loans	Other	Total
Balance as of August 31, 2011	$1,899,438	$29,375,878	$152,136	$31,427,452
Accrued discounts (premiums)	(10,574)	13,723	0	3,149
Realized gains (losses)	(327)	(554,721)	0	(555,048)
Change in unrealized gains (losses)	(35,426)	1,084,090	(19,347)	1,029,317
Purchases	0	2,985,000	0	2,985,000
Sales	(1,853,111)	(12,611,349)	(29,349)	(14,493,809)
Transfers into Level 3	0	18,511,225	0	18,511,225
Transfers out of Level 3	0	(17,963,468)	0	(17,963,468)

Balance as of May 31, 2012	$0	$20,840,378	$103,440	$20,943,818

Change in unrealized gains (losses) relating to securities still held at May 31, 2012	$0	$59,958	$(34,413)	$25,545

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities : 5.06%
FHLB	5.00%	08/15/2012	$4,926,473	$5,116,450
FHLMC ±	2.38	04/01/2032	188,205	198,859
FHLMC ±	2.46	01/01/2029	93,749	94,248
FHLMC ±	2.50	06/01/2032	12,194	12,746
FHLMC ±	2.61	07/01/2029	8,511	8,997
FHLMC ±	3.06	10/01/2031	87,088	87,783
FHLMC	7.00	06/01/2031	467,803	561,780
FHLMC	7.50	06/01/2012	985	985
FHLMC	7.50	10/01/2012	1,171	1,178
FHLMC	9.00	11/01/2016	122,753	138,605
FHLMC	9.00	12/01/2016	851,994	950,175
FHLMC	9.00	08/01/2018	217,767	246,271
FHLMC	9.00	10/01/2019	106,887	124,635
FHLMC	9.50	12/01/2016	66,330	75,373
FHLMC	9.50	05/01/2020	39,271	44,105
FHLMC	9.50	09/01/2020	254,284	301,852
FHLMC	9.50	12/01/2022	566,576	653,896
FHLMC	10.00	11/01/2021	76,546	80,633
FHLMC	10.50	05/01/2020	195,711	238,238
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	1,262,863	1,517,330
FNMA ±	2.09	10/01/2031	168,629	173,089
FNMA ±	2.25	05/01/2032	94,622	99,428
FNMA ±	2.30	11/01/2031	155,549	162,863
FNMA ±	2.39	12/01/2040	582,685	619,210
FNMA ±	2.50	06/01/2032	209,151	213,996
FNMA ±	2.61	01/01/2023	27,527	27,853
FNMA	3.03	01/01/2015	2,600,000	2,719,746
FNMA ±	3.41	04/01/2033	9,637	10,247
FNMA ±	3.83	07/01/2033	69,841	70,429
FNMA	6.00	04/01/2021	5,063,189	5,493,982
FNMA	6.50	08/01/2031	1,279,000	1,470,317
FNMA	7.00	05/01/2013	8,949	8,986
FNMA	7.00	11/01/2014	138,507	145,564
FNMA	8.00	03/01/2013	1,654	1,663
FNMA	8.33	07/15/2020	88,202	101,889
FNMA	8.50	07/01/2017	540,146	603,472
FNMA	9.00	10/01/2013	5,508	5,524
FNMA	9.00	12/01/2016	571,437	640,233
FNMA	9.00	02/15/2020	265,050	312,700
FNMA	9.00	10/01/2021	184,115	212,723
FNMA	9.00	06/01/2024	235,662	278,712
FNMA	9.50	12/01/2020	179,910	213,806
FNMA	9.50	03/01/2021	49,761	57,302
FNMA	10.00	03/01/2018	72,283	75,691
FNMA	10.25	09/01/2021	213,025	256,079
FNMA	10.50	10/01/2014	45,393	48,743
FNMA	10.50	08/01/2020	10,651	12,594
FNMA	10.50	04/01/2022	309,151	360,221
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	796,108	931,741
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	1,890,456	2,266,700
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	1,669,519	2,013,504
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.75	07/25/2041	3,567,222	3,606,195
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	2,231,430	2,692,346
FNMA Series 1988-4 Class Z	9.25	03/25/2018	98,994	111,396
FNMA Series 1988-5 Class Z	9.20	03/25/2018	26,922	27,055
FNMA Series 1988-9 Class Z	9.45	04/25/2018	61,436	69,282
FNMA Series 1989-30 Class Z	9.50	06/25/2019	329,801	373,858
FNMA Series 1989-49 Class E	9.30	08/25/2019	48,723	54,352
FNMA Series 1990-111 Class Z	8.75	09/25/2020	62,305	68,397
FNMA Series 1990-119 Class J	9.00	10/25/2020	160,754	185,674
FNMA Series 1990-124 Class Z	9.00	10/25/2020	97,428	112,576
FNMA Series 1990-21 Class Z	9.00	03/25/2020	267,472	306,496
FNMA Series 1990-27 Class Z	9.00	03/25/2020	169,170	194,735

1

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Series 1990-30 Class D	9.75%	03/25/2020	$79,901	$92,865
FNMA Series 1990-77 Class D	9.00	06/25/2020	70,661	80,302
FNMA Series 1991-132 Class Z	8.00	10/25/2021	346,514	405,665
FNMA Series 1992-71 Class X	8.25	05/25/2022	122,968	146,531
FNMA Series 2007-2 Class FA ±	0.44	02/25/2037	1,111,052	1,105,710
FNMA Series 2007-B2 Class AB	5.50	12/25/2020	2,079,606	2,143,743
FNMA Series 2011-56 Class AC	2.00	07/25/2018	1,384,309	1,416,917
FNMA Series G-22 Class ZT	8.00	12/25/2016	639,118	710,564
FNMA Whole Loan Series 2002-W4 Class A6 ±	3.32	05/25/2042	1,604,410	1,708,446
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.31	06/25/2033	110,434	110,385
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.36	08/25/2042	66,786	72,114
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.13	08/25/2042	4,767,960	5,153,852
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	07/25/2034	5,801,972	5,976,929
GNMA	7.00	05/15/2013	36,488	36,607
GNMA	7.00	06/15/2033	1,149,447	1,364,002
GNMA	7.50	02/15/2013	200	200
GNMA	8.00	01/15/2013	339	340
GNMA	9.00	11/15/2017	198,390	213,276
GNMA	9.50	11/15/2017	48,607	52,266
GNMA	10.00	10/20/2017	129,252	138,770
GNMA Series 2005-90 Class A	3.76	09/16/2028	3,330,408	3,401,929

Total Agency Securities (Cost $58,633,821)				62,196,921

Asset-Backed Securities : 13.75%
Ally Auto Receivables Trust Series 2012-2 Class A2	0.56	10/15/2014	9,000,000	8,994,887
Chase Issuance Trust Series 2007-A16 Class A16 ±	0.77	06/16/2014	7,600,000	7,600,928
Chase Issuance Trust Series 2007-A18 Class A ±	0.50	01/15/2015	3,400,000	3,405,619
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 ±	5.36	04/15/2040	6,200,000	6,616,448
CNH Equipment Trust Series 2011-A Class A2	0.62	06/16/2014	263,091	263,099
CNH Equipment Trust Series 2012-A Class A2	0.65	07/15/2015	7,000,000	6,998,977
ContiMortgage Net Interest Margin Notes Series 1997-A Class A (c)(s)(i)	7.23	10/16/2028	8,617,115	2,693
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 ±	0.65	05/25/2036	2,754,611	2,658,530
Countrywide Asset-Backed Certificates Series 2007-S1 Class A1A ±	0.35	11/25/2036	167,771	164,331
Ford Credit Auto Lease Trust Series 2011-A Class A2	0.74	09/15/2013	4,488,444	4,491,737
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	01/15/2014	10,000,000	10,006,597
Ford Credit Auto Lease Trust Series 2012-A Class A2	0.63	04/15/2014	5,800,000	5,797,086
Ford Credit Auto Owner Trust Series 2012-A Class A2	0.62	09/15/2014	4,000,000	4,001,054
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	01/15/2015	9,000,000	8,995,206
Home Equity Asset Trust Series 2003-7 Class M1 ±	1.21	03/25/2034	5,467,645	4,327,904
Honda Auto Receivables Owner Trust Series 2011-1 Class A2	0.65	06/17/2013	1,959,122	1,959,607
Honda Auto Receivables Owner Trust Series 2011-2 Class A2	0.57	07/18/2013	3,459,298	3,459,879
Honda Auto Receivables Owner Trust Series 2012-1 Class A2	0.57	08/15/2014	7,000,000	6,999,266
Honda Auto Receivables Owner Trust Series 2012-2 Class A2	0.56	11/17/2014	7,500,000	7,495,438
Hyundai Auto Lease Securitization Trust Series 2011 Class A2 144A	0.69	11/15/2013	3,024,261	3,024,604
Hyundai Auto Receivables Trust Hart Series 2011-C Class A2	0.62	07/15/2014	2,364,022	2,364,555
Hyundai Auto Receivables Trust Hart Series 2012-A Class A2	0.55	06/16/2014	4,000,000	3,998,836
John Deere Owner Trust Series 2011-A Class A2	0.64	06/16/2014	3,137,711	3,138,706
John Deere Owner Trust Series 2012-A Class A2	0.59	06/16/2014	6,500,000	6,487,599
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2 144A	0.79	04/15/2013	873,259	873,368
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	01/15/2014	7,239,466	7,252,197
Morgan Stanley Capital I Series 2004-T13 Class A4	4.66	09/13/2045	8,330,000	8,674,804
Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	154,115	154,141
Nissan Auto Receivables Owner Trust Series 2011-A Class A2	0.65	12/16/2013	7,307,104	7,319,577
Nissan Auto Receivables Owner Trust Series 2011-B Class A2	0.74	09/15/2014	1,310,000	1,311,480
Porsche Financial Auto Securitization Series 2011-1 Class A2 144A	0.56	12/16/2013	1,673,619	1,673,691
Porsche Innovative Lease Owner Pilot Trust Series 2011-1 Class A2 144A	0.92	02/20/2014	5,844,284	5,847,976
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.71	03/25/2032	73,701	71,917
Structured Asset Investment Loan Trust Series 2003-BC10 Class M1 ±	1.36	10/25/2033	2,774,717	2,178,628
Structured Asset Investment Loan Trust Series 2003-BC3 Class M1 ±	1.66	04/25/2033	5,261,734	4,248,929
Structured Asset Investment Loan Trust Series 2005-10 Class A4 ±	0.44	12/25/2035	7,008,150	6,940,774
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	02/20/2014	6,000,000	6,007,461

2

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Securities (continued)
Volkswagen Auto Loan Enhanced Valet Series 2012-1 Class A2	0.61%	10/20/2014	$3,085,000	$3,085,621

Total Asset-Backed Securities (Cost $180,245,541)				168,894,150

Corporate Bonds and Notes : 40.40%

Consumer Discretionary : 8.83%

Auto Components : 0.41%
AutoZone Incorporated	5.88	10/15/2012	5,000,000	5,091,880

Diversified Consumer Services : 0.82%

Life Technologies Corporation	3.38	03/01/2013	5,000,000	5,069,445
Science Applications International Corporation	6.25	07/01/2012	5,000,000	5,020,110

				10,089,555

Hotels, Restaurants & Leisure : 1.00%

Marriott International	4.63	06/15/2012	6,038,000	6,043,108
Starwood Hotels & Resorts Worldwide Incorporated	6.25	02/15/2013	6,000,000	6,197,442

				12,240,550

Household Durables : 0.51%
Newell Rubbermaid Incorporated	5.50	04/15/2013	6,095,000	6,325,952

Media : 3.96%

CBS Corporation	8.20	05/15/2014	7,000,000	7,894,495
DIRECTV Holdings	4.75	10/01/2014	7,000,000	7,541,184
Discovery Communications	3.70	06/01/2015	5,277,000	5,609,024
EchoStar DBS Corporation	7.00	10/01/2013	3,000,000	3,165,000
Historic Time Warner Incorporated	9.13	01/15/2013	3,270,000	3,426,908
Mcgraw-Hill Companies Incorporated	5.38	11/15/2012	2,025,000	2,066,241
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	5,500,000	5,830,000
Time Warner Cable Incorporated	5.40	07/02/2012	6,100,000	6,120,075
Viacom Incorporated	4.38	09/15/2014	6,512,000	6,972,652

				48,625,579

Multiline Retail : 1.05%

JCPenney Company Incorporated	9.00	08/01/2012	6,280,000	6,342,800
Macy’s Incorporated	5.75	07/15/2014	6,000,000	6,538,866

				12,881,666

Specialty Retail : 1.08%

Best Buy Company Incorporated	6.75	07/15/2013	5,500,000	5,750,294
Home Depot Incorporated	5.25	12/16/2013	7,000,000	7,484,463

				13,234,757

Consumer Staples : 2.84%

Beverages : 0.45%

Anheuser Busch InBev Worldwide Incorporated ±	1.20	03/26/2013	3,000,000	3,018,333
Anheuser Busch InBev Worldwide Incorporated	3.00	10/15/2012	2,495,000	2,518,413

				5,536,746

Food & Staples Retailing : 0.90%

Safeway Incorporated	5.63	08/15/2014	5,600,000	6,025,258

3

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Food & Staples Retailing (continued)

Wm. Wrigley Jr. Company 144A	2.45%	06/28/2012	$5,000,000	$5,005,350

				11,030,608

Food Products : 1.04%

Cadbury Schweppes Company 144A	5.13	10/01/2013	6,545,000	6,868,820
Conagra Foods Incorporated	5.88	04/15/2014	5,500,000	5,964,712

				12,833,532

Tobacco : 0.45%
UST Incorporated	6.63	07/15/2012	5,500,000	5,536,537

Energy : 2.88%

Energy Equipment & Services : 0.50%
Enterprise Products Operating LLC	4.60	08/01/2012	6,017,000	6,054,450

Oil, Gas & Consumable Fuels : 2.38%

El Paso Corporation	7.38	12/15/2012	1,000,000	1,027,243
Energy Transfer Partners LP	5.95	02/01/2015	2,795,000	3,052,618
Kinder Morgan Incorporated	6.50	09/01/2012	7,000,000	7,061,320
Phillips 66 Company 144A	1.95	03/05/2015	4,600,000	4,643,355
Transcontinental Gas Pipe Corporation	8.88	07/15/2012	6,000,000	6,055,092
Valero Energy Corporation	4.75	04/01/2014	5,125,000	5,398,875
Weatherford International Incorporated	5.95	06/15/2012	2,020,000	2,022,232

				29,260,735

Financials : 9.31%

Commercial Banks : 2.35%

Bank of New York Mellon Corporation ±	0.63	06/29/2012	2,700,000	2,700,921
Branch Banking & Trust Corporation	3.85	07/27/2012	665,000	668,012
Branch Banking & Trust Corporation	4.75	10/01/2012	6,000,000	6,074,682
First Tennessee Bank	4.63	05/15/2013	5,620,000	5,742,921
Key Bank NA	5.50	09/17/2012	3,000,000	3,037,902
Key Bank NA	5.70	08/15/2012	3,000,000	3,029,679
M&I Marshall & IIsley Bank	5.25	09/04/2012	6,510,000	6,574,423
Union Bank NA	2.13	12/16/2013	1,000,000	1,014,504

				28,843,044

Consumer Finance : 1.47%

American Honda Finance Corporation 144A	2.38	03/18/2013	4,000,000	4,052,604
Capital One Financial Corporation	7.38	05/23/2014	7,000,000	7,702,541
Ford Motor Credit Company LLC	3.88	01/15/2015	4,000,000	4,166,968
Ford Motor Credit Company LLC	7.00	10/01/2013	2,000,000	2,135,110

				18,057,223

Diversified Financial Services : 2.41%

Blackrock Incorporated	1.38	06/01/2015	5,000,000	5,021,495
Citigroup Incorporated	6.50	08/19/2013	7,000,000	7,348,481
General Electric Capital Corporation ±	0.59	06/12/2012	8,500,000	8,499,830
HSBC Finance Corporation	4.75	07/15/2013	6,000,000	6,180,564
Invesco Limited	5.38	02/27/2013	2,465,000	2,537,636

				29,588,006

Insurance : 1.77%

AON Corporation	7.38	12/14/2012	6,000,000	6,194,196
ASIF Global Financing XIX 144A	4.90	01/17/2013	3,000,000	3,033,903

4

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)

Genworth Life Institutional Funding Trust 144A	5.88%	05/03/2013	$3,715,000	$3,782,342
Mass Mutual Global Funding II 144A	3.63	07/16/2012	1,500,000	1,504,743
Metlife Institutional Funding III 144A	1.63	04/02/2015	3,500,000	3,507,396
Prudential Covered Trust Company 144A	3.00	09/30/2015	3,670,000	3,727,913

				21,750,493

REITs : 1.31%

Duke Realty LP	5.88	08/15/2012	4,000,000	4,034,148
Duke Realty LP	6.25	05/15/2013	1,950,000	2,018,193
HCP Incorporated	5.63	02/28/2013	1,000,000	1,027,710
Health Care REIT Incorporated	8.00	09/12/2012	3,986,000	4,048,863
Simon Property Group LP	5.45	03/15/2013	4,800,000	4,944,768

				16,073,682

Health Care : 2.96%

Biotechnology : 1.11%

Amgen Incorporated	1.88	11/15/2014	6,000,000	6,105,126
Biogen Idec Incorporated	6.00	03/01/2013	7,226,000	7,488,549

				13,593,675

Health Care Providers & Services : 0.73%

Anthem Incorporated	6.80	08/01/2012	5,000,000	5,047,175
McKesson HBOC Incorporated	5.25	03/01/2013	3,829,000	3,956,667

				9,003,842

Pharmaceuticals : 1.12%

Express Scripts Holding Company 144A	2.10	02/12/2015	3,400,000	3,440,181
Express Scripts Holding Company	5.25	06/15/2012	5,251,000	5,257,154
Teva Pharmaceutical Finance LLC	1.50	06/15/2012	5,000,000	5,001,495

				13,698,830

Industrials : 3.52%

Building Products : 0.49%
Masco Corporation	5.88	07/15/2012	6,000,000	6,018,402

Commercial Services & Supplies : 0.81%

Penske Truck Leasing Company 144A	3.13	05/11/2015	3,310,000	3,335,586
Pitney Bowes Incorporated	3.88	06/15/2013	6,412,000	6,556,084

				9,891,670

Electrical Equipment : 0.96%

Agilent Technologies Incorporated	4.45	09/14/2012	4,500,000	4,544,771
Roper Industries Incorporated	6.63	08/15/2013	6,895,000	7,283,954

				11,828,725

Machinery : 0.43%
Case New Holland Incorporated	7.75	09/01/2013	5,000,000	5,312,500

Road & Rail : 0.83%

ERAC USA Finance Company 144A	5.80	10/15/2012	6,000,000	6,095,010

5

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Road & Rail (continued)

Union Pacific Corporation	5.45%	01/31/2013	$4,000,000	$4,122,392

				10,217,402

Information Technology : 2.44%

Computers & Peripherals : 0.02%
Hewlett-Packard Company	2.95	08/15/2012	265,000	265,839

IT Services : 0.60%
Electronic Data Systems Corporation Series B	6.00	08/01/2013	7,000,000	7,376,313

Office Electronics : 0.55%
Xerox Corporation	8.25	05/15/2014	6,000,000	6,726,780

Semiconductors & Semiconductor Equipment : 0.73%

Broadcom Corporation	1.50	11/01/2013	4,000,000	4,049,404
National Semiconductor Corporation	6.15	06/15/2012	4,908,000	4,915,465

				8,964,869

Software : 0.54%
CA Incorporated	6.13	12/01/2014	6,000,000	6,603,222

Materials : 1.34%

Metals & Mining : 1.34%

Arcelormittal Company	3.75	02/25/2015	2,000,000	2,006,192
Barrick Gold Corporation	1.75	05/30/2014	7,000,000	7,093,842
Freeport-McMoRan Copper & Gold Incorporated	1.40	02/13/2015	3,000,000	2,975,796
Rio Tinto Alcan Incorporated	4.88	09/15/2012	1,000,000	1,011,452
Teck Cominco Incorporated	7.00	09/15/2012	3,270,000	3,322,320

				16,409,602

Telecommunication Services : 3.04%

Diversified Telecommunication Services : 3.04%

AT&T Incorporated	0.88	02/13/2015	6,445,000	6,424,002
CenturyTel Incorporated	7.88	08/15/2012	3,000,000	3,036,930
Citizens Communications Company	6.25	01/15/2013	4,500,000	4,601,250
Motorola Solutions Incorporated	5.38	11/15/2012	950,000	970,246
Qwest Corporation ±	3.72	06/15/2013	3,000,000	3,021,774
SBA Tower Trust 144A	4.25	04/15/2040	5,415,000	5,669,364
Verizon Virginia Incorporated Series A	4.63	03/15/2013	6,070,000	6,254,079
Verizon Wireless Capital LLC	7.38	11/15/2013	6,688,000	7,295,210

				37,272,855

Utilities : 3.24%

Electric Utilities : 3.00%

Ameren Corporation	8.88	05/15/2014	6,000,000	6,707,286
Aquila Incorporated Step Bond	11.88	07/01/2012	5,055,000	5,091,462
Carolina Power & Light Company	6.50	07/15/2012	6,000,000	6,039,648
CenterPoint Energy Houston Electric LLC Series U	7.00	03/01/2014	5,669,000	6,241,722
Dominion Resources Incorporated	5.00	03/15/2013	8,425,000	8,698,240
Nextera Energy Capital Company	1.61	06/01/2014	2,000,000	2,007,620
Public Services Electricity & Gas	0.85	08/15/2014	2,000,000	2,008,000

				36,793,978

6

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Multi-Utilities : 0.24%
DTE Energy Company ±	1.18%	06/03/2013	$3,000,000	$3,003,951

Total Corporate Bonds and Notes (Cost $494,655,223)				496,037,450

Municipal Obligations : 4.82%

California : 0.97%

Alameda CA Corridor Transportation Authority Sub Series B (Transportation Revenue) ¤	0.00	10/01/2012	1,000,000	995,970
California PCFA Waste Management Incorporated Project Series A1 (Resource Recovery Revenue) ±§	1.88	04/01/2025	4,000,000	4,032,520
California Public Works Board Lease Series E (Health Revenue)	3.68	12/01/2015	5,000,000	5,155,700
Glendale CA Redevelopment Agency Tax Allocation (Tax Revenue)	3.50	12/01/2012	1,730,000	1,733,235

				11,917,425

Florida : 0.23%

Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±§	2.63	08/01/2023	2,800,000	2,871,708

Georgia : 0.14%

Atlanta GA Development Authority Tuff Yamacraw Project Class B (IDR, AMBAC Insured)	4.65	01/01/2013	1,670,000	1,681,623

Illinois : 0.48%

Illinois State (Tax Revenue)	4.42	01/01/2015	5,635,000	5,921,427

Louisiana : 0.43%

Louisiana State Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±§	2.74	05/01/2043	5,250,000	5,255,775

Michigan : 0.53%

Wayne County MI (Tax Revenue) %%	3.00	03/15/2013	6,500,000	6,531,850

Minnesota : 0.12%

Minnesota Tobacco Securitization Authority Series A (Tobacco Revenue)	2.64	03/01/2014	1,500,000	1,522,215

New Jersey : 0.12%

Atlantic City NJ (Tax Revenue, AGM Insured)	4.00	12/15/2013	1,375,000	1,417,666

New York : 0.38%

New York State Environmental Facility Corporation Solid Waste Management Incorporated Project (IDR) ±§	0.70	05/01/2030	4,000,000	4,000,000
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	04/01/2013	595,000	595,559

				4,595,559

Ohio : 0.40%

Ohio State Air Quality Development Authority PCR FirstEnergy Series D (IDR) ±§	4.75	08/01/2029	1,800,000	1,809,018
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±§	1.75	06/01/2013	3,000,000	3,034,050

				4,843,068

Oklahoma : 0.14%

Oklahoma County OK Finance Authority Build America Bonds (Lease Revenue)	2.33	11/01/2012	1,725,000	1,733,660

7

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Oregon : 0.10%

Oregon State School Boards Association Series A (Miscellaneous Revenue, NATL-RE FGIC Insured) ¤	0.00%	06/30/2012	$1,250,000	$1,249,663

Pennsylvania : 0.08%

Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±§	2.63	12/01/2033	1,000,000	1,010,460

Texas : 0.21%

Houston TX Airport Services Sub-Lien Series A (Airport Revenue)	5.00	07/01/2013	2,500,000	2,624,350

West Virginia : 0.49%

West Virginia Solid Waste Disposal Facilities Amos Project Series A (Utilities Revenue) ±§	2.00	01/01/2041	6,000,000	6,008,940

Total Municipal Obligations (Cost $59,042,025)				59,185,389

Non-Agency Mortgage Backed Securities : 7.64%
Aames Mortgage Trust Series 2003-1 Class M1 ±	1.26	10/25/2033	7,954,132	6,392,481
Bank of America Commercial Mortgage Incorporated Series 2004-1 Class A4	4.76	11/10/2039	3,070,000	3,206,922
Bank of America Commercial Mortgage Incorporated Series 2004-3 Class A5 ±	5.55	06/10/2039	6,878,756	7,356,176
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10/20/2032	9,077	9,061
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2 Class A4 ±	5.19	05/11/2039	998,081	1,026,551
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A3	4.49	02/11/2041	2,089,449	2,114,776
Citicorp Mortgage Securities Incorporated Series 1992-7 Class A ±	2.24	03/25/2022	137,503	136,241
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	09/20/2021	155,636	175,098
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	1,447,641	1,448,673
Countrywide Alternative Loan Trust Series 2003-2011 T1 Class A1	4.75	07/25/2018	2,650,944	2,729,412
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.10	06/19/2031	685,741	662,578
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.94	06/19/2031	406,797	394,302
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.30	09/25/2034	260,190	168,014
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C3 Class A5	3.94	05/15/2038	1,338,593	1,359,194
Credit Suisse Mortgage Capital Certificates Series 2010-12R Class 11A1 ±144A	4.00	07/26/2036	1,985,815	1,995,318
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.02	01/25/2022	223,882	221,050
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	1.98	01/25/2021	60,599	59,564
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	0.99	09/25/2033	938,076	832,482
GE Capital Commercial Mortgage Corporation Series 2002-2A Class A3	5.35	08/11/2036	571,556	571,220
GE Capital Commercial Mortgage Corporation Series 2004-C1 Class A3	4.60	11/10/2038	466,648	481,618
GE Capital Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	4.89	03/10/2040	5,636,000	5,942,818
Greenwich Capital Commercial Funding Corporation Series 2003-C1 Class A4	4.11	07/05/2035	3,476,353	3,538,239
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	09/19/2027	115,873	120,152
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.64	06/25/2034	3,450,685	2,941,240
GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1 ±144A	3.58	06/25/2034	3,079,102	2,792,933
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1 ±144A	0.59	01/25/2036	3,361,350	2,646,226
GSR Mortgage Loan Trust Series 2004-1 Class 2A2 ±	1.94	04/25/2032	1,305,165	1,180,378
Housing Securities Incorporated Series 1992-8 Class C ±	2.75	06/25/2024	83,598	77,497
Housing Securities Incorporated Series 1992-8 Class E ±	3.73	06/25/2024	184,475	182,841
Jeffries & Company Series 2010-R7 Class 7A6 ±144A	3.25	10/26/2036	400,299	399,658
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C1 Class A3	5.38	07/12/2037	434,516	434,719

8

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A2	4.99%	01/12/2037	$6,099,549	$6,192,884
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C1 Class A4	4.57	01/15/2031	3,977,000	4,168,139
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C2 Class A4	4.37	03/15/2036	5,410,000	5,654,759
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.59	10/25/2032	35,081	34,102
Morgan Stanley Capital I Series 2004-IQ7 Class A3 ±	5.35	06/15/2038	1,176,774	1,179,316
Morgan Stanley Capital I Series 2004-IQ8 Class A4	4.90	06/15/2040	209,214	208,953
Morgan Stanley Dean Witter Capital I Series 2003-IQ4 Class A2	4.07	05/15/2040	4,604,425	4,682,484
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	06/13/2041	1,478,948	1,508,036
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	15,213.50	04/20/2021	39	6,680
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	7.08	03/15/2030	1,520,000	1,558,641
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.43	04/25/2018	30,252	29,424
Resecuritization Mortgage Trust Series 1998-B Class A ±(i)144A	0.49	04/26/2021	11,438	10,815
Residential Finance LP Series 2003-C Class B3 ±144A	1.64	09/10/2035	5,665,560	4,430,411
Residential Finance LP Series 2003-C Class B4 ±144A	1.84	09/10/2035	3,357,369	2,525,178
SACO I Trust Series 2005-2 Class A ±(i)144A	0.64	04/25/2035	70,822	31,203
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	1.83	11/25/2020	579,016	577,474
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A1 ±	8.95	10/25/2024	2,041,303	2,088,898
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.64	10/25/2024	244,532	251,914
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.76	02/25/2028	394,124	348,290
Structured Asset Securities Corporation Series 1998-RF1 Class A ±144A	7.78	04/15/2027	2,351,377	2,359,642
Structured Asset Securities Corporation Series 1998-RF2 Class A ±144A	7.58	07/15/2027	2,979,168	2,986,616
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.20	12/25/2034	95,206	83,025
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.80	08/25/2032	232,206	227,323
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.80	08/25/2032	208,079	198,793
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12/28/2037	933,489	849,251

Total Non-Agency Mortgage Backed Securities (Cost $99,917,392)				93,789,683

Term Loans : 0.03%
SUPERVALU Incorporated	1.61	06/01/2012	368,634	367,853

Total Term Loans (Cost $368,634)				367,853

Yankee Corporate Bonds and Notes : 20.87%

Consumer Discretionary : 1.24%

Auto Components : 0.33%
Autoliv Incorporated	3.85	04/30/2014	4,000,000	4,082,000

Diversified Consumer Services : 0.57%
Anglo American Capital Company 144A	9.38	04/08/2014	6,130,000	6,959,236

Multiline Retail : 0.34%
Wesfarmers Limited 144A	7.00	04/10/2013	4,000,000	4,172,444

Consumer Staples : 0.43%

Food & Staples Retailing : 0.21%
Delhaize Group	5.88	02/01/2014	2,450,000	2,590,738

Tobacco : 0.22%
BAT International Finance plc 144A	1.40	06/05/2015	2,750,000	2,742,548

9

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Energy : 2.14%

Oil, Gas & Consumable Fuels : 2.14%

Husky Energy Incorporated	5.90%	06/15/2014	$6,000,000	$6,534,504
Husky Energy Incorporated	6.25	06/15/2012	6,000,000	6,009,498
Noble Corporation	5.88	06/01/2013	7,420,000	7,740,826
Petrobras International Finance Company	2.88	02/06/2015	4,000,000	4,043,800
TransCanada PipeLines Limited	0.88	03/02/2015	2,000,000	1,998,212

				26,326,840

Financials : 12.68%

Capital Markets : 0.87%

AMVESCAP plc	5.38	12/15/2014	3,000,000	3,249,429
BP Capital Markets plc	5.25	11/07/2013	7,000,000	7,422,506

				10,671,935

Commercial Banks : 10.91%

ANZ National (International) Limited 144A	2.38	12/21/2012	3,500,000	3,533,523
Australia & New Zealand Banking Group Limited ±144A	0.75	06/18/2012	6,000,000	6,000,228
Banco Santander Chile 144A	2.88	11/13/2012	4,000,000	4,001,808
Bank Nederlandse Gemeenten	5.00	05/16/2014	14,000,000	15,010,688
Bank of Montreal 144A	1.30	10/31/2014	5,500,000	5,572,578
Bank of Nova Scotia 144A	1.45	07/26/2014	12,000,000	12,135,420
Canadian Imperial Bank 144A«	0.90	09/19/2014	4,000,000	4,015,964
Canadian Imperial Bank 144A	2.00	02/04/2013	14,000,000	14,152,320
Commonwealth Bank of Australia NY	1.95	03/16/2015	6,000,000	6,039,204
Commonwealth Bank of Australia ±144A	1.02	03/19/2013	4,500,000	4,517,987
ING Bank NV ±144A	1.52	03/15/2013	6,000,000	5,996,958
Nordea Eiendomskreditt 144A	1.88	04/07/2014	12,500,000	12,695,425
SpareBank 1 Boligkreditt 144A	1.25	10/25/2014	14,000,000	14,076,370
Stadshypotek AB 144A	1.45	09/30/2013	12,500,000	12,605,663
Svenska Handelsbanken AB 144A	2.88	09/14/2012	2,507,000	2,522,255
Westpac Banking Corporation ±144A	0.66	12/14/2012	5,000,000	5,004,190
Westpac Banking Corporation	2.25	11/19/2012	3,000,000	3,023,658
Xstrata Finance Canada Limited 144A	2.85	11/10/2014	3,000,000	3,069,807

				133,974,046

Diversified Financial Services : 0.90%

Abbey National Treasury Services plc	2.88	04/25/2014	4,375,000	4,292,754
WPP Finance	8.00	09/15/2014	6,000,000	6,812,412

				11,105,166

Health Care : 0.33%

Health Care Equipment & Supplies : 0.33%
Covidien International Finance SA	1.35	05/29/2015	4,000,000	4,007,232

Industrials : 0.70%

Airlines : 0.38%
Qantas Airways 144A	5.13	06/20/2013	4,625,000	4,709,633

Building Products : 0.32%
Tyco Electronics Group SA	6.00	10/01/2012	3,830,000	3,895,711

Materials : 1.10%

Metals & Mining : 1.10%

Arcelormittal Company	5.38	06/01/2013	7,500,000	7,720,238

10

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value

Metals & Mining (continued)

Rio Tinto Finance USA Limited		8.95%	05/01/2014	$5,000,000	$5,727,150

					13,447,388

Telecommunication Services : 2.25%

Diversified Telecommunication Services : 2.25%

British Telecommunications plc		5.15	01/15/2013	3,553,000	3,644,245
Deutsche Telekom International Finance BV		5.25	07/22/2013	7,000,000	7,328,167
Rogers Wireless Incorporated		6.38	03/01/2014	4,200,000	4,583,061
Telefonica Emisiones SAU		2.58	04/26/2013	6,145,000	6,060,998
Vivendi SA 144A		2.40	04/10/2015	6,000,000	5,947,962

					27,564,433

Total Yankee Corporate Bonds and Notes (Cost $255,454,308)					256,249,350

Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				193,018	52,115
VFNC Corporation, Pass-Through Entity 0.24% ±(a)(i)144A(v)				500,353	210,148

Total Other (Cost $81,726)					262,263

Short-Term Investments : 7.71%

		Yield

U.S. Treasury Securities : 0.05%

U.S. Treasury Bill #(z)		0.03	06/28/2012	500,000	499,989
U.S. Treasury Bill #(z)		0.06	06/28/2012	150,000	149,993

					649,982

				Shares

Investment Companies : 7.66%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10		90,276,085	90,276,085
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19		3,738,314	3,738,314

					94,014,399

Total Short-Term Investments (Cost $94,664,363)					94,664,381

Total Investments in Securities (Cost $1,243,063,033)*	100.30%				1,231,647,440

Other Assets and Liabilities, Net	(0.30)				(3,699,876)

Total Net Assets	100.00%				$1,227,947,564

±	Variable rate investment
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security

11

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
§	These securities are subject to a demand feature which reduces the effective maturity.
%%	Security issued on a when-issued (TBA) basis.
(w)	This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is (-1,500*24%)+15,573.5% = 15,213.50%.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,243,247,658 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,167,719
Gross unrealized depreciation	(18,767,937)

Net unrealized depreciation	$(11,600,218)

12

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS — MAY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$62,196,921	$0	$62,196,921

Asset-backed securities	0	168,891,457	2,693	168,894,150

Corporate bonds and notes	0	496,037,450	0	496,037,450

Municipal obligations	0	59,185,389	0	59,185,389

Non-agency mortgage backed securities	0	93,789,683	0	93,789,683

Term loans	0	367,853	0	367,853

Yankee corporate bonds and notes	0	256,249,350	0	256,249,350

Other	0	0	262,263	262,263

Short-term investments

U.S. Treasury securities	649,982	0	0	649,982

Investment companies	90,276,085	3,738,314	0	94,014,399

	$90,926,067	$1,140,456,417	$264,956	$1,231,647,440

As of May 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(400,990)	$0	$0	$(400,990)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended May 31, 2012, the Fund entered into futures contracts to speculate on interest rates.

At May 31, 2012, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at May 31, 2012	Net Unrealized Gains (Losses)
September 2012	1,652 Short	2-Year U.S. Treasury Notes	$364,111,125	$(362,764)
September 2012	86 Short	5-Year U.S. Treasury Notes	10,680,125	(38,226)

The Fund had an average notional amount of $334,658,772 in short futures contracts during the nine months ended May 31, 2012.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation — Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Company

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: July 27, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: July 27, 2012